                                                               December 31, 1998
[ARTWORK APPEARS HERE]

                                                                Evergreen Select

                                                             Equity Growth Funds

                                                               Semiannual Report




                                      [LOGO OF EVERGREEN FUNDS/TM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter to Shareholders ..................................................    1
Evergreen Select Core Equity Fund
  Fund at a Glance ......................................................    2
  Portfolio Manager Commentary ..........................................    3
Evergreen Select Diversified Value Fund
  Fund at a Glance ......................................................    5
  Portfolio Manager Commentary ..........................................    6
Evergreen Select Large Cap Blend Fund
  Fund at a Glance ......................................................    8
  Portfolio Manager Commentary ..........................................    9
Evergreen Select Small Cap Growth Fund
  Fund at a Glance ......................................................   11
  Portfolio Manager Commentary ..........................................   12
Evergreen Select Small Company Value Fund
  Fund at a Glance ......................................................   15
  Portfolio Manager Commentary ..........................................   16
Evergreen Select Social Principles Fund
  Fund at a Glance ......................................................   20
  Portfolio Manager Commentary ..........................................   21
Evergreen Select Special Equity Fund
  Fund at a Glance ......................................................   23
  Portfolio Manager Commentary ..........................................   24
Evergreen Select Strategic Growth Fund
  Fund at a Glance ......................................................   27
  Portfolio Manager Commentary ..........................................   28
Evergreen Select Strategic Value Fund
  Fund at a Glance ......................................................   30
  Portfolio Manager Commentary ..........................................   31
Financial Highlights
  Evergreen Select Core Equity Fund .....................................   34
  Evergreen Select Diversified Value Fund ...............................   35
  Evergreen Select Large Cap Blend Fund .................................   36
  Evergreen Select Small Cap Growth Fund ................................   38
  Evergreen Select Small Company Value Fund .............................   39
  Evergreen Select Social Principles Fund ...............................   40
  Evergreen Select Special Equity Fund ..................................   42
  Evergreen Select Strategic Growth Fund ................................   44
  Evergreen Select Strategic Value Fund .................................   45
Schedule of Investments
  Evergreen Select Core Equity Fund .....................................   46
  Evergreen Select Diversified Value Fund ...............................   49
  Evergreen Select Large Cap Blend Fund .................................   51
  Evergreen Select Small Cap Growth Fund ................................   53
  Evergreen Select Small Company Value Fund .............................   55
  Evergreen Select Social Principles Fund ...............................   58
  Evergreen Select Special Equity Fund ..................................   60
  Evergreen Select Strategic Growth Fund ................................   62
  Evergreen Select Strategic Value Fund .................................   64
Statements of Assets and Liabilities ....................................   66
Statements of Operations ................................................   68
Statements of Changes in Net Assets .....................................   70
Combined Notes to Financial Statements ..................................   75

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED    May lose value o Are not bank guaranteed

                          Evergreen Distributor, Inc.
Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 February 1999

[PHOTO OF WILLIAM M. ENNIS
   APPEARS HERE]

William M. Ennis

[PHOTO OF DAVID C. FRANCIS
 APPEARS HERE]

David C. Francis, CFA


Dear Shareholders:

We are pleased to provide you the Evergreen Select Equity Funds semiannual report covering the six months ended December 31, 1998.

Increased Market Volatility in 1998

During the year, interest rates declined while inflation was low and investors became concerned about a possible slowdown in economic growth. Despite the volatility that started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting an 18.1% gain and the S&P 500 returning 28.7% for the 12 months ended December 31, 1998. The financial markets have certainly experienced increased volatility compared to a smoother ride we saw in the past few years, and we anticipate the volatility will continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999 eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Thank you for your continued investment in Evergreen Select Funds.

Sincerely,

[SIGNATURE APPEARS HERE]

William M. Ennis
Managing Director
Evergreen Funds

/s/ David C. Francis, CFA

David C. Francis, CFA
Managing Director
Chief Investment Officer
First Capital Group


1 The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  Philosophy

Evergreen Select Core Equity Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax implications.


                                   Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.


                                  Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                Class I         Class IS
Average Annual Returns
------------------------------------------------------------------------
6 months                                         0.85%            0.73%
------------------------------------------------------------------------
1 year                                          12.97%           12.74%
------------------------------------------------------------------------
3 years                                         21.90%           21.63%
------------------------------------------------------------------------
5 years                                         17.99%           17.72%
------------------------------------------------------------------------
10 years                                        15.23%           14.95%
------------------------------------------------------------------------
Since Inception                                 15.60%           15.32%
------------------------------------------------------------------------
6-month income distributions per share          $0.45             $0.31
------------------------------------------------------------------------
6-month capital gain distributions per share    $7.83             $7.83
------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date          Select Core Equity           CPI               S & P 500
  ----          ------------------           ---               ---------
12/31/81            1,000,000             1,000,000            1,000,000
12/31/83            1,513,353             1,078,153            1,489,603
12/31/85            2,010,982             1,163,062            2,085,321
12/31/87            2,505,532             1,228,065            2,604,509
12/31/89            3,634,087             1,341,561            3,999,411
12/31/91            4,537,789             1,467,089            5,055,943
12/31/93            5,138,335             1,551,136            5,989,504
12/31/95            6,486,702             1,631,949            8,349,414
12/31/97           10,401,679             1,716,049           13,691,122
12/31/98           11,750,743             1,746,915           17,603,220


Comparison of change in value of a $1,000,000 investment in Evergreen Select Core Equity Fund Class I, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the average annual total returns would be as follows: Class I--3 years = 21.96%; 5 years = 18.07%; 10 years = 15.32%; and since 12/31/81 = 15.69%. Class IS--3 years = 21.70%; 5 years
= 17.80%; 10 years = 15.05%; and since 12/31/81 = 15.42%. The Class IS share performance for the period from 11/24/97 through 2/4/98 (class inception date) is based upon the historical performance of the Class I shares, and therefore, does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 13.68% and 10.04%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

The Fund is managed by Mark C. Sipe and Hanspeter Giger who have over 31 years of combined investment experience. Their disciplined approach assures consistency of results and superior service.

[PHOTO OF MARK C. SIPE APPEARS HERE]

Mark C. Sipe

[PHOTO OF HANSPETER GIGER APPEARS HERE]

Hanspeter Giger


A Unique Year

The year just ended was one of increased volatility, particularly during the second half. From Asian economic conditions and perceived spillover effects on the domestic economy, to political scandal, U.S. bombings of Iraq, and internet mania, there was more than enough to keep everyone on his or her toes. Keeping pace with the market, as represented by the S&P 500, was the real challenge to investors with diversified portfolios with significant holdings in stocks outside the largest 50 stocks in the S&P 500.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                        $1,892,837,747
------------------------------------------------------
Number of Issues                                   121
------------------------------------------------------
P/E Ratio                                        30.1x
------------------------------------------------------
Beta                                              1.00
------------------------------------------------------

A Narrow Market Advance

As highlighted in earlier Fund reports, the performance of the largest of the large-capitalization stocks versus all other stocks was a strong theme that continued in the last six months of 1998. This occurred despite a strong but rapidly diminishing rally in smaller stocks, as represented by the Russell 2000 Index, which took place starting in early October and peaked just a month later. For the year, the gap between the dollar-weighted S&P 500 and the equally weighted index was a 21.4% spread, according to information provided by Salomon Smith Barney. To further emphasize the performance disparity, the top 10 S&P stocks by market cap were up over 68% versus the average stock in the index up just under 13% in 1998. During the latter two quarters of the year, that same comparison yielded a 23 percentage point disparity in favor of the S&P Top 10 over the average stock in the S&P 500 Index.

The Fund's Performance

The market cap phenomenon clearly affected the Evergreen Select Core Equity Fund's performance during the first half of its fiscal year, as it delivered a total return of 0.85% compared to the S&P 500's 9.35%. The Fund's performance more closely tracked the average diversified equity fund, as measured by Lipper Analytical Services, although it trailed the yardstick measure of 2.17% for the fiscal period.

An analysis of the Fund's performance indicates that a significant portion of its performance deficit relative to other large-cap-oriented funds was directly attributable to the comparatively lower, dollar-weighted, median market cap of its holdings. This comparison indicates it was not stock selection per se, but underweightings in the portfolio's largest capitalization stocks relative to their weightings in the S&P 500 that accounted for the bulk of the difference in performance in both periods.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Information Services & Technology                     17.5%
-----------------------------------------------------------
Healthcare Products & Services                        15.7%
-----------------------------------------------------------
Food & Beverage Products                               8.5%
-----------------------------------------------------------
Oil/Energy                                             7.2%
-----------------------------------------------------------
Finance & Insurance                                    6.6%
-----------------------------------------------------------

Sector Activity and Stock Selection

Other factors, namely sector weightings and stock selection, clearly affected the Fund's performance as well. During 1998, the technology, communications services, and healthcare sectors led the market, and those same sectors were also the stars in the Core Equity Fund's fiscal period. These can generally be classified as the "growth" segments of the market.

Focusing specifically on the last two quarters, the dichotomy in performance can be demonstrated in the Fund's holdings, where 13 of the top 20 stocks in the Fund were technology names that were up 54% on average. Further, all but 4 of the top 20 performing stocks came from the best-performing sectors mentioned above, and the average market cap for all of the top 20 names was roughly $59 billion. Lastly, stock selection was a positive contributor in Technology and Communications Services, although not so in Health Care, where the Fund was under-represented in large-cap pharmaceutical company stocks versus the benchmark.

Lagging sectors, which were common to the six-month period and the year, were the generally more mature, or "value" segments, such as basic materials, energy, transportation, and electric utilities. During the final two quarters of the year, those sectors were joined by the financial stocks. Of the poorest performers in the Fund during the same period, 11 of the 20 worst stocks came from 3 of those 4 sectors, with the average stock in that group down 43%. The average market capitalization of those same stocks was under $4 billion, and not much higher for the bottom 20 names at $7 billion. In addition to the poor showings of the sectors themselves, overweighted positions in basic materials and energy also affected the performance of the Fund.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

General Electric Co.                                         3.8%
-----------------------------------------------------------------
Coca Cola Co.                                                3.2%
-----------------------------------------------------------------
International Business Machines Corp.                        2.7%
-----------------------------------------------------------------
Phillip Morris Companies, Inc.                               2.4%
-----------------------------------------------------------------
MCI WorldCom, Inc.                                           2.4%
-----------------------------------------------------------------
Intel Corp.                                                  2.3%
-----------------------------------------------------------------
SmithKline Beecham Plc. A DR                                 1.9%
-----------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                              1.8%
-----------------------------------------------------------------
Microsoft Corp.                                              1.8%
-----------------------------------------------------------------
Compaq Computer Corp.                                        1.7%
-----------------------------------------------------------------


Looking ahead to 1999

The outlook for the stock market remains challenged by the issues of the day, in particular the resilience of the U.S. economy in the face of difficulties abroad. The direction and relative strength of corporate earnings will remain a key focus for investors. Domestic economic conditions remain sound for now, with interest rates and inflation supportive of continued, modest growth. In late December, we began allocating the Fund's holdings in proportion to their respective weighting within the market indices. We believe that while not changing our stock selection criteria or process, this modification will help overcome the primary factor causing our comparative performance shortfall in the first half of the fiscal year. Thorough research of each equity investment going into the Fund, focusing on business fundamentals as well as valuation will continue to be the focus of our efforts over the long term.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

The Evergreen Select Diversified Value Fund is a core fund with an emphasis on traditional value, utilizing fundamental analysis to determine if a stock is selling at a reasonable valuation level. The Fund seeks to capture the best opportunities in a value universe by emphasizing securities with perceived intrinsic value above current market levels due to temporary or anticipated problems.

                                    Process

Primarily, the Fund invests in undervalued companies using a "bottom-up" approach that concentrates on analyzing security fundamentals rather than broad economic forecasts. The Diversified Value team strives to produce a portfolio that best controls risk and balances a risk/reward relationship.

                                   Benchmark

                                    S&P 500

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                 Class I         Class IS
Average Annual Returns
6 months                                          -0.10%          -0.25%
-------------------------------------------------------------------------
1 year                                             8.69%           7.15%
-------------------------------------------------------------------------
3 years                                           17.75%          17.19%
-------------------------------------------------------------------------
5 years                                           17.11%          16.78%
-------------------------------------------------------------------------
Since Inception                                   16.37%          16.16%
-------------------------------------------------------------------------
6-month income distributions per share            $0.13           $0.08
-------------------------------------------------------------------------
6-month capital gain distributions per share      $0.65           $0.65
-------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date       Select Diversified Value         CPI               S & P 500
  ----       ------------------------         ---               ---------
 1/31/91            1,000,000              1,000,000            1,000,000
12/31/91            1,211,029              1,024,510            1,250,238
12/31/92            1,311,716              1,053,923            1,345,474
12/31/93            1,439,063              1,083,202            1,481,090
12/31/94            1,468,867              1,112,184            1,500,655
12/31/95            1,941,881              1,139,636            2,064,651
12/31/96            2,314,959              1,178,306            2,538,595
12/31/97            2,916,951              1,198,366            3,385,553
12/31/98            3,170,531              1,219,921            4,352,940

Comparison of change in value of a $1,000,000 investment in Evergreen Select Diversified Value Fund Class I, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I shares' historical performance, prior to 1/22/98, is that of the original Evergreen Value Fund Class Y. Class IS shares' historical performance, prior to 1/22/98, is that of the original Evergreen Value Fund Class Y, and subsequently reflects that of the original Class I shares and does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for these periods would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 10.61% and -2.43%, respectively. These returns are cumulative. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

Jack Gray, Steve Hoeft, and Eric Teal, who have a combined 49 years of investment experience, manage the Evergreen Select Diversified Value Fund. The team employs rigorous fundamental analysis combined with a disciplined quantitative approach to seek superior results and adherence to risk/reward objectives.

[PHOTO OF JACK GRAY APPEARS HERE]

Jack Gray

[PHOTO OF STEVE HOEFT APPEARS HERE]

Steve Hoeft

[PHOTO OF ERIC TEAL APPEARS HERE]

Eric Teal

A Challenging Market Environment

It was extremely difficult for active strategies to outperform passive strategies in 1998. Market leadership has been narrowing since the profit cycle peaked in early 1995; in fact, the actual market-cap weighted S&P 500 index outperformed the equal-weighted index by over 1500 basis points in 1998, the largest margin since the "Nifty Fifty" period of the early-1970's. Despite strong performance from the popular market indices, the average stock declined during the year and the secondary averages were flat or negative.

Moreover, growth funds significantly outperformed value funds during this period. This phenomenon is rather typical during a profit recession since only a few growth companies are able to maintain their growth rates and, thus, these stocks become too expensive for value funds, because by definition value managers are contrarian and comparison shoppers. The profit cycle has been decelerating since 1995 and growth has outperformed value during this period.

                                   Portfolio
                                Characteristics

Total Net Assets                                   $685,878,000
---------------------------------------------------------------
Number of Issues                                             70
---------------------------------------------------------------
P/E Ratio                                                 23.6x
---------------------------------------------------------------
Beta                                                       0.99
---------------------------------------------------------------


Fund Performance

For the six-month period, the Evergreen Diversified Value Fund posted a net return of -0.1% versus 9.2 % for the S&P 500. The six months were broken into two distinctly different periods: in the first three months, the Fund declined -16.3% versus the -10.3% decline for the S&P 500; and during the final three months, the Fund returned +19.3% versus +21.3% for the index. The majority of the underperformance occurred during the market correction in the third calendar quarter. Lagging performance was due primarily to our defensive portfolio posture-during a period when higher-risk strategies were rewarded-and underweighting in the technology sector, rather than poor stock selection or sector weighting. During the final three months, the Fund equaled or exceeded the benchmark until the strong technology rally in December.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


                           Top 5 Industries
                           ----------------
                    (based on 12/31/98 net assets)

Healthcare Products & Services                             13.2%
----------------------------------------------------------------
Food & Beverage Products                                   10.9%
----------------------------------------------------------------
Information Services & Technology                          10.4%
----------------------------------------------------------------
Banks                                                       7.2%
----------------------------------------------------------------
Finance & Insurance                                         7.1%
----------------------------------------------------------------

Stock Selection and Sector Weighting

Although the Fund's absolute performance was below the market, we hope the positive stock selection trends of the fourth quarter carry into 1999. Ironically, some of the Fund's worst performing stocks during the third quarter of 1998 were the best performers in the fourth. Fortunately, we stuck with our discipline and did not capitulate in the troughs; we enjoyed the rise back up with Chase Manhattan and Bankers Trust, up 66% and 47%, respectively, after declining 43% and 48% during the third quarter. Similarly, within the technology area electronics maker Tellabs declined 44% during the third quarter, but adherence to our discipline and strategy allowed us to view this decline as an opportunity to increase the position and enjoy a 72% fourth quarter return.

From a sector standpoint, negative impacts to performance came from two major areas: energy and health care. Positions in offshore oil-drillers negatively impacted results as crude prices declined to a twelve-year low and oil exploration and capital spending significantly declined. The Fund's overweight in health care also penalized results during the quarter as HMOs around the nation face Congressional cutbacks in Medicare reimbursements enacted last summer. The Fund's technology positions in Nokia and Sun Microsystems, however, appreciated significantly during the six months, up 65% and 97%, respectively.

                              Top 10 Holdings
                              ---------------
                      (based on 12/31/98 net assets)

General Electric Co.                                               3.9%
-----------------------------------------------------------------------
Pfizer, Inc.                                                       3.7%
-----------------------------------------------------------------------
Microsoft Corp.                                                    3.4%
-----------------------------------------------------------------------
International Business Machines Corp.                              3.4%
-----------------------------------------------------------------------
Tyco International Ltd.                                            3.3%
-----------------------------------------------------------------------
GTE Corp.                                                          3.3%
-----------------------------------------------------------------------
Bestfoods                                                          2.8%
-----------------------------------------------------------------------
Cisco Systems, Inc.                                                2.7%
-----------------------------------------------------------------------
Procter & Gamble Co.                                               2.7%
-----------------------------------------------------------------------
Houston Industries, Inc.                                           2.6%
-----------------------------------------------------------------------

Outlook

The robust performance of the S&P 500 was concentrated in the largest-cap growth companies; thus, value managers suffered. This trend should reverse when the profit cycle begins to accelerate and growth becomes plentiful; then value should begin to outperform. The Fund, although diversified, with over 70 stocks, has over 32% invested in the top 10 picks. Currently, the Fund does own some of the largest growth technology companies like Microsoft and Cisco, as well as the tried-and-true blue chips like General Electric and IBM. Past performance will be a frail guide to future performance, and the Fund is now well positioned to capture the return from both the value and growth sectors. Overall, the Fund maintains its tilt toward value and continues to maintain defensive characteristics with a below market beta and an overweighting in the more defensive industries such as utilities and consumer staples. We believe the Fund should perform well in most market environments.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  Philosophy

Evergreen Select Large Cap Blend Fund invests in large and mid-sized U.S. companies, blending those that display both value- and growth-oriented characteristics. This philosophy holds that value and growth stocks tend to be countercyclical, outperforming the broad market at different times. Diversification between the two approaches tends to provide less volatile investment results over time.

                                    Process

Research and stock selection focus on companies of sound financial quality which have strong management teams and maintain competitive leadership positions within their respective industries. These companies are identified using a fundamental, bottom-up stock selection process which is research-intensive.

                                   Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                               Class I    Class IS     Class IC
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                         1.05%       0.93%        1.05%
--------------------------------------------------------------------------------
1 year                                          11.83%      11.60%       11.83%
--------------------------------------------------------------------------------
3 years                                         24.39%      24.14%       24.39%
--------------------------------------------------------------------------------
5 years                                         20.55%      20.28%       20.55%
--------------------------------------------------------------------------------
Since Inception                                 20.55%      20.28%       20.55%
--------------------------------------------------------------------------------
6-month income distributions per share          $0.22       $0.17        $0.22
--------------------------------------------------------------------------------
6-month capital gain distributions per share    $5.18       $5.18        $5.18
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

  Date         Select Large Cap Blend             CPI           S & P 500
  ----         ----------------------             ---           ---------
12/31/93             1,000,000                 1,000,000        1,000,000
12/31/94               947,696                 1,026,756        1,013,210
12/31/95             1,322,476                 1,052,099        1,394,008
12/31/96             1,746,010                 1,087,799        1,714,004
12/31/97             2,276,496                 1,106,318        2,285,852
12/31/98             2,545,662                 1,126,217        2,939,011

Comparison of change in value of a $1,000,000 investment in Evergreen Select Large Cap Fund Class IC, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I, IC and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class I--3 years = 24.46%; 5 years = 20.64%; and since 12/31/93 = 20.64%. Class IC--3 years = 24.47%; 5 years = 20.64%; and since
12/31/93 = 20.64%. Class IS--3 years = 24.21%; 5 years = 20.37%; and since
12/31/93 = 20.37%. The Class I share performance for the period from 11/24/97 through 12/19/98 (class inception date) is based upon the historical performance of the Class IC shares. The Class IS share performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class IC shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I, IC and IS, since their respective commencement of class operations, were 14.39%, 12.97% and 3.12%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Large Cap Blend Fund is managed by a team of 4 portfolio managers with over 90 years of combined investment experience. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

[PHOTO OF ERIC WIEGAND APPEARS HERE]

[PHOTO OF DARRYL BROWN APPEARS HERE]

[PHOTO OF STEVE HOEFT APPEARS HERE]

[PHOTO OF DEAN HAWES APPEARS HERE]

Performance

For the six months ended December 31, 1998, the Evergreen Select Large Cap Blend Fund Class I shares' 1.05% total return trailed the 9.35% return for the S&P 500 Index. Underlying the six-month returns were two distinctly different periods. The Fund fell sharply, -15.3%, during the first three months before rebounding sharply, up 19.3%, during the final three months.

The stock market's overwhelming growth bias combined with our reluctance as managers to emphasize highly valued, growth-oriented companies was primarily responsible for lagging performance during the six months, as high-expectation, mega-cap, and typically expensive growth stocks, continued to dominate the market.

                        Portfolio
                     Characteristics
                     ---------------

Total Net Assets                          $511,226,714
------------------------------------------------------
Number of Issues                                    53
------------------------------------------------------
P/E Ratios                                         26x
------------------------------------------------------
Beta                                              1.03
------------------------------------------------------


Portfolio Adjustments

Within the portfolio's healthcare weighting, which increased modestly during the six months, we sold SmithKline Beecham and purchased Warner Lambert, a diversified and somewhat more recession-proof pharmaceutical company whose product line-up includes Lipitor, Sudafed, Listerine and Rolaids. We sold mutual fund firm T. Rowe Price after a solid run-up in price and used the proceeds to purchase Fannie Mae, a financially strong, high-growth opportunity selling at an attractive valuation.

From a sector standpoint, we have continued to de-emphasize energy and basic material stocks. Both of these industries are experiencing tough times as energy companies have been hurt by plummeting oil prices while basic material stocks, we feel, may continue to struggle amid the global economic slowdown.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


                 Top 5 Industry Allocation
-----------------------------------------------------------
               (based on 12/31/98 net assets)

Healthcare Products & Services                        15.9%
-----------------------------------------------------------
Information Services & Technology                     12.5%
-----------------------------------------------------------
Banks                                                 10.2%
-----------------------------------------------------------
Finance & Insurance                                    7.8%
-----------------------------------------------------------
Communications Systems & Services                      6.6%
-----------------------------------------------------------

Sector Activity

The Fund's exposure to communication services stocks had a positive impact on performance during the period, as Century Telephone and MCI Worldcom posted six-month returns of 47% and 48%, respectively. Finance companies were especially affected by international turmoil in the opening months before rebounding markedly in the final three months. The Fund's exposure to the financial industry includes companies such as Mellon Bank, Fleet Financial and Merrill Lynch.

The portfolio's strong technology weighting reflects our favorable long-term outlook for this industry. As companies turn to technological solutions to increase productivity (and profits), technology has emerged as the prominent high-growth sector, a trend that we expect to continue. Within this area, we purchased IBM--the quintessential mega-cap, highly visible technology company-- at roughly $124 in early October and watched it soar past $180 by year-end. Other strong technology performers during the fiscal period include Cisco Systems and Intel, which posted total returns of 51% and 60%, respectively.

                             Top 10 Holdings
                             ---------------
                      (based on 12/31/98 net assets)


Microsoft Corp.                                                       3.7%
--------------------------------------------------------------------------
General Electric Co.                                                  3.5%
--------------------------------------------------------------------------
Compaq Computer Corp.                                                 3.4%
--------------------------------------------------------------------------
Cisco Systems, Inc.                                                   3.4%
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                              3.3%
--------------------------------------------------------------------------
MCI WorldCom, Inc.                                                    3.2%
--------------------------------------------------------------------------
Tyco International Ltd.                                               2.9%
--------------------------------------------------------------------------
Johnson & Johnson                                                     2.8%
--------------------------------------------------------------------------
Pfizer, Inc.                                                          2.7%
--------------------------------------------------------------------------
GTE Corp.                                                             2.6%
--------------------------------------------------------------------------


Looking Ahead to 1999

Going forward, we anticipate a volatile investing environment as the effects of the global economic crisis continue to filter back to U.S. financial markets. We feel the portfolio is well positioned, however, for the current economic climate. Adjustments made over the past several months have created a portfolio with a growth rate substantially higher than the S&P 500, while simultaneously enjoying attractive valuation levels--the Fund's price-to-earnings ratio is in line with the index, while the portfolio's price-to-book ratio is at a meaningful discount.

The portfolio will continue to emphasize industries that we believe are poised for growth due to favorable underlying economic themes: sectors such as healthcare and technology. Consistent with our long-term, bottom-up investment strategy, the Fund will emphasize well-managed, industry-dominant companies with reasonable valuation levels that demonstrate the ability to meet-and exceed-earnings expectations.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

The Fund seeks to provide shareholders with long-term growth of capital by investing in small company stocks. We believe that the risk associated with smaller company stocks can be managed effectively by diversification and careful attention to valuation.

                                    Process

The Fund manager uses a fundamental, bottom-up stock selection process which is research-intensive. The Fund generally invests in stocks of companies which have market capitalization of $1 billion or less and above average long-term growth rates. Our research process identifies buying opportunities in small company stocks of high-quality companies that have a competitive advantage, are growth-oriented, and are reasonably valued.

                                   Benchmark

                           Russell 2000 Growth Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                                Class I
Performance Inception Date                                     12/30/95
-----------------------------------------------------------------------
Average Annual Returns
-----------------------------------------------------------------------
6 months                                                        -4.03%
-----------------------------------------------------------------------
1 year                                                           2.21%
-----------------------------------------------------------------------
3 years                                                          9.85%
-----------------------------------------------------------------------
Since Inception                                                  9.82%

6-month capital gain distributions per share                    $0.02


-----------------------------------------------------------------------
                                LONG TERM GROWTH
-----------------------------------------------------------------------

  Date         Select Small Cap Growth             CPI          Russell 2000
  ----         -----------------------             ---          ------------
12/31/95             1,000,000                 1,000,000         1,000,000
 6/30/96             1,148,000                 1,021,174         1,103,599
12/31/96             1,204,471                 1,033,932         1,164,945
 6/30/97             1,231,868                 1,045,015         1,283,778
12/31/97             1,296,802                 1,051,534         1,425,436
 6/30/98             1,381,010                 1,062,616         1,495,657
12/31/98             1,325,415                 1,070,448         1,389,114

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Cap Growth Fund, Class I, the Russell 2000 Index and the Consumer Price Index.




Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Growth Index is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management

The Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Evergreen Investment Management Co., where he manages the Fund and separately managed, small-cap growth accounts. His research responsibilities are focused on telecommunication service companies. Prior to joining Evergreen in 1997, Mr. Holman was a portfolio manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small- and mid-cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries, including technology, telecommunications equipment, media services, basic industry, consumer staples and retail. Mr. Holman received both his B.S. and M.B.A degrees from Iowa State University.

[PHOTO OF TOM HOLMAN APPEARS HERE]

Performance

The Evergreen Select Small Company Growth Fund had a total return of -4.03% during the six-month period that ended on December 31, 1998. This was consistent with the performance of the Russell 2000 Growth Index, a commonly used benchmark for small company growth stock performance, which had a return of -4.01% during the same six-month period.


                           Portfolio
                        Characteristics
                        ---------------

Total Net Assets                                  $66,641,069
-------------------------------------------------------------
Number of Issues                                           66
-------------------------------------------------------------
P/E Ratios                                              38.3x
-------------------------------------------------------------
Beta                                                     1.35
-------------------------------------------------------------


Environment

The six months were composed of two, distinct and sharply contrasting periods for small company stocks: uncertainty and falling prices in the first three months; and renewed confidence and a strong rally during the second three months.

The July-September period was characterized by concerns that the problems in Asia, Russia and Latin America could send the global economy into a tailspin. These worries caused the U.S. small company stock market to suffer its worst price loss in 20 years. The Russell 2000 Growth Index lost 22.4% of its value in the three-month period of July through September.

The October-December period marked a reversal, and the small company stock market surged, propelled principally by the Federal Reserve's three successive cuts in short-term interest rates, followed by similar actions by European monetary authorities. These actions calmed the fears that a global recession could occur and set the stage for the dramatic rebound in stock prices, including small company stock prices. The Russell 2000 Growth Index rebounded with a 23.64% return during the three months, and the Fund did even better, with a 25.29% return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Strategy

In the summer and through most of the fall, we focused on investments in domestic companies, particularly in defensive industries that were least likely to be affected by the problems that began in Asia. We invested in education companies, advertising firms, and health care companies. Within the broad technology sector, we avoided any company with an Asian exposure. As values were created by the market correction in the third quarter, we built the Fund's technology position back up, first investing in companies that were not affected by Asia. Among the technology companies in which we invested during this period was PMC Sierra, a communications semi-conductor manufacturer. Its total return during the fourth quarter was 98%. In addition, we invested in two semi-conductor equipment companies. PRI Automation had a 108% return for the Fund in the fourth quarter, and Asyt Technology had a 191% return during the same three months. When the market started to turn positive, it appeared that semi-conductor-related companies were especially attractive. While their stock prices had been pummeled as a result of fears about Asia, the prospects for the industry were turning very positive because of low inventories and strong demand.

                          Top 5 Industries
                          ----------------
                   (based on 12/31/98 net assets)

Information Services & Technology                         20.2%
---------------------------------------------------------------
Electrical Equipment & Services                            8.1%
---------------------------------------------------------------
Education                                                  8.0%
---------------------------------------------------------------
Healthcare Products & Services                             7.3%
---------------------------------------------------------------
Telecommunication Services & Equipment                     6.8%
---------------------------------------------------------------

We also maintained investments in European fiber companies that were benefiting from the expansion in the telecommunications industry on the Continent. One investment, Esprit, which we discussed in the June 30 Annual Report, was purchased at prices ranging from $14 to $17 per share. On December 31, its stock was trading at $47 per share as a result of its pending acquisition by Global Telesystems Group.

When discussing technology, it is hard to avoid mentioning the Internet stocks, which have dominated headlines in the popular press because of the explosive, short-term performance of several stocks. While the huge returns generated by these highfliers can be seductive, these returns come with significant risk. We believe the Internet is a viable means of doing business and will have a significant effect on consumer and business behavior; however, we also believe the stock prices of some companies are extreme. In managing this Fund, we have focused on companies that facilitate web-based activities in general, rather than companies relying on the popularity of one web site. Two investments illustrate this focus. Exodus Communications creates and operates websites for other businesses to use. During the fourth quarter, this stock rose 163%. Another example is Broadvision. This company produces the software that allows other companies to conduct financial transactions over the Internet in a safe environment. This company's stock rose 203% during the fourth quarter. We like both these companies because they have clear business plans and provide products and services that add discernible value to their clients.

In the defensive industries such as education and healthcare, we have tried to find companies with strong positions in their market niches and demonstrated earnings growth. Strayer Education, which operates colleges granting associates and bachelors degrees in the Washington, D.C., area, is a good example. This is a very profitable business with long-term revenue and profit outlooks that are easy to

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


forecast. Another example is Xomed, in the medical equipment field. This company produces devices used in ear, nose and throat surgery. It is dominant in its field and continues to demonstrate good growth.

The Fund had very strong performance from three companies in particular in the healthcare field. They were Chatten, which provides over-the-counter pharmaceuticals and personal care products; Barr Labs, a generic drug manufacturer; and MiniMed, which provides diabetes management products.

Outlook

We see very strong potential in the small company stock market, even as we are aware of the risks both from emerging markets and from optimism about domestic stocks in general.

During the fourth quarter of 1998, small company stocks and large company stocks performed very closely to each other. As a result, the valuation discrepancies that existed at the end of the third quarter are still in effect. On a price/earnings basis, small company stocks are as low as they have been for the past 20 years in relation to large company stock prices. At the same time, many small companies are sustaining their earnings growth. In contrast, larger companies are more likely to face the prospect of a slowdown in earnings growth. These larger companies are more likely to be affected by a slowing of global economic growth, and they may be less likely to wring earnings improvements from the productivity enhancements that have helped them in the last several years. As investors seek out growth, we think the prices of small company stocks may prove to be very attractive.


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Electronics for Imaging, Inc.                                           2.8%
--------------------------------------------------------------------------------
Chattem, Inc.                                                           2.7%
--------------------------------------------------------------------------------
SIS Bancorp, Inc.                                                       2.4%
--------------------------------------------------------------------------------
Career Education Corp.                                                  2.4%
--------------------------------------------------------------------------------
Sipex Corp.                                                             2.3%
--------------------------------------------------------------------------------
Delphi Financial Group, Inc.                                            2.3%
--------------------------------------------------------------------------------
Choicepoint, Inc.                                                       2.3%
--------------------------------------------------------------------------------
Scotts Co. (The)                                                        2.2%
--------------------------------------------------------------------------------
Maximus, Inc.                                                           2.2%
--------------------------------------------------------------------------------
Astec Industries, Inc.                                                  2.1%
--------------------------------------------------------------------------------

Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Small Company Value Fund seeks capital appreciation by investing in little-known and relatively small companies. This requires a significant commitment to independent research by Evergreen's team of 18 analysts, who have an average 16 years' professional experience. The management team seeks to identify small companies that are favorably priced and have both entrepreneurial managements and catalysts for growth. The investment discipline pays special attention to valuations and diversification by industry and company to reduce the volatility associated with small cap stocks.

                                    Process

The Fund's management team uses an intensive research process to assemble a diversified stock portfolio of small companies that:

  .  Are potential merger and acquisition candidates;

  .  Have promising new products that can cause a dramatic change in earnings;

  . Are "value-timing" candidates because, while their stock may be temporarily out of favor, they offer the potential of good, long-term appreciation;

  .  Can benefit from re-structuring programs of management.

                                   Benchmark

                                  Russell 2000

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                                Class I
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                        -12.24%
--------------------------------------------------------------------------------
1 year                                                          -13.21%
--------------------------------------------------------------------------------
Since Inception                                                 -10.87%
--------------------------------------------------------------------------------
6-month income distribution per share                            $0.02
--------------------------------------------------------------------------------
6-month capital gain distributions per share                     $0.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Small Co Value           CPI            Russell 2000 Value
  ----        ---------------------           ---            ------------------
12/31/97             1,000,000              1,000,000             1,000,000
 2/28/98             1,025,174              1,003,700             1,041,300
 4/30/98             1,074,818              1,007,400             1,088,900
 6/30/98               989,078              1,010,500             1,044,400
 8/31/98               752,604              1,013,000               811,800
10/31/98               806,675              1,015,500               883,100
12/31/98               867,941              1,018,000               935,500

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Company Value Fund Class I, the Russell 2000 Value Index and the Consumer Price Index.






Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities, or any management fees.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                         Portfolio Manager Commentary


Portfolio Management Team

Nola Maddox Falcone heads the management team of the Evergreen Select Small Company Value Team, which also includes Constance Unger (not pictured) and Peter
J. Kovalski. Nola M. Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp., with more than 30 years' experience. Constance Unger joined Lieber and Co. as an analyst in 1998, with a total of 12 years' experience in value investing. Previously, she served at Segall Bryant & Hamill Investment Counselors, Society Asset Management and Bankers Trust Co. Peter J. Kovalski, CFA, joined Lieber & Co as an analyst in 1992. Previously, he was an analyst with International Assets Advisory Corp., Williams Securities Group, Inc., Ryan Beck & Co., and Ayco/American Express.

[PHOTO OF NOLA MADDOX APPEARS HERE]

Nola Maddox
Falcone, CFA

[PHOTO OF PETER J. KOVALSKI APPEARS HERE]

Peter J. Kovalski, CFA

Performance

The Evergreen Select Small Company Value Fund had a total return of -12.24% during the six-month period that ended on December 31, 1998. For the same six-month period, the Russell 2000 Value Index, an index of small company value stocks, had a return of -10.45%.

We attribute this underperformance to our small cap bias relative to the Russell 2000 Value Index; our overweighted position in the weak energy sector, which we continued to reduce to an equal weighting by December 31, 1998; and a slight overweight in the banks and financial services sector which performed below average.

These returns were realized during a period in which large-company growth stocks rose to high valuations in terms of price/earnings ratios while small company value stocks tended to be ignored by many investors. We believe, however, that this period created the conditions that play to the strength of Evergreen Asset
Management: finding value in overlooked securities. As we shall discuss in the "Outlook" section, we believe we have had a great opportunity to acquire some highly attractive, well managed companies with good earnings whose stocks were overlooked because of the popularity of large company stocks.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                     $98,112,412
----------------------------------------------------------------
Number of Holdings                                           147
----------------------------------------------------------------
P/E Ratio                                                  14.2x
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Structure

During the six-month period, the Fund's managers saw extremely attractive values in the technology sector. We were able to acquire a number of attractive technology companies at relatively low prices. These values were created by a business slowdown and a worldwide financial crisis, which caused a sharp correction in technology stocks in general, especially among companies in semi-conductor-related and personal computer-related areas. These values were especially evident in the third and fourth quarters of 1998, when the Fund increased its emphasis on technology. Among the strong performers were:

 . Altron, which provides electronic contract manufacturing services to other companies. Sanmina, a larger contract manufacturer, acquired Altron in December, producing a 75.1% return for the Fund during the six-month period.

 . Orbital Sciences, which makes satellite-launching and satellite-tracking systems. The Fund invested in this company in September, and by December 31, the investment had produced a 123.3% gain for the Fund.

                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Finance & Insurance                                           10.0%
-------------------------------------------------------------------
Building, Construction & Furnishings                           9.6%
-------------------------------------------------------------------
Banks                                                          9.3%
-------------------------------------------------------------------
Consumer Products & Services                                   9.2%
-------------------------------------------------------------------
Retailing & Wholesale                                          7.6%
-------------------------------------------------------------------


The housing industry, which we highlighted in our last annual report for the Fund, continued to provide opportunities, especially for the growing retirement and first-time homeowner markets. Among the varied housing-related investments that have already produced strong returns for the Fund are:

 . Monaco Coach, manufacturer of recreational vehicles, which posted a return for the fund of 36% during the six-month period.

 . D.R. Horton, a manufacturer of single-family homes especially for first-time buyers, returned 10% during the six months.

 . CMAC, a mortgage insurance company, which was added to the Fund in September, provided a 17.1% return by year's end.

The Fund also maintained an emphasis on the financial sector, although this sector lagged the market for the six-month period. We believe the under-performance of the sector during the six months will turn out to be a temporary situation, as recession fears abate and merger-and-acquisition activity resumes. Among the newer investments in the financial sector were:

 . Pacific Century Financial Corp. In August, the Fund purchased this company, formerly known as the Bancorp Hawaii, taking advantage of a very attractive value created by investor concerns about the effects of the Asian crisis on Hawaii. By December, the investment had produced a return of 56.2% for the Fund.

 . Waddell and Reed Financial, a smaller mutual fund and money management company, added to the portfolio in August. By December 31, the investment had produced a return of 41%.

 . American Bankers Insurance Company, purchased in December. This company, which has strong management and good growth, returned 8.5% for the Fund despite being in the portfolio for less than a month.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary

Healthcare companies also presented appealing opportunities during the six-month period. Among the companies management added to the portfolio were:

 . Visx, which produces laser systems for corrective eye surgery. Added to the Fund's portfolio in October, this company produced an 81.5% return by December 31.

 . Care Matrix, which operates very high quality, assisted-living centers for the aging. The Fund invested in Care Matrix on October 28. By December 31, the investment had produced a return of 46.3%.

 . Exactech, which manufactures implant devices and surgical instruments for orthopedic surgery. This investment produced a 67.4% return for the Fund during the six months.

In light of the market volatility, the Fund managers made timely investments during the period in classic defensive industries, including consumer goods and utilities. Among those investments were:

 . Performance Food Group, a distributor of high-quality packaged food products to such institutions as restaurants, cafeterias and hotels, had a return of 34.4% during the six-month period.

 . J.M. Smuckers, Co., manufacturer of jams and jellies, had a return of 15.3% since being added to the Fund's portfolio on October 28.

 . Central Hudson Gas & Electric Company, based in New York State, had a return of 10.6% since being added to the portfolio on November 27.

Other investments that positively contributed during the six months included:

 . Sonic Automotive, Inc., which consolidates automobile dealerships. Based in Charlotte, N.C., this company produced a return of 102.5% for the Fund during the six months.

 .  Prime Hospitality, which owns and operates lodging chains for extended stay.
   This stock had been hurt by fears of a possible recession. The investment returned 21.4% for the Fund since being added to the portfolio on November 30.

 . CompX International, which produces ergonomic devices for offices, had a return of 21.5% for the six months.

During the six-month period, seven companies in the Fund were acquired by other companies, and three other companies were the subjects of merger-and-acquisition announcements. Depuy Inc. was acquired by Johnson & Johnson; Cliffs Drilling Co. was acquired by R&B Falcon; and Sanmina Corp. purchased Altron Inc. In addition, Camco International was acquired by Schlumberger; Dime Financial Corp. was acquired by Hubco Inc.; Beverly Bancorporation was acquired by St. Paul Bancorp Inc.; and Maryland Federal Bancorp Inc. was acquired by BB&T. Pending were:
P.N.B. Financial, which is to be acquired by Western Bank Corporation; Interstate Johnson Lane Inc., a regional brokerage firm based in Charlotte, N.C., which is to be acquired by Wachovia Bank; and St. John Knits, a high-end women's apparel manufacturer, which has a pending offer to be taken private.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Sanmina Corp.                                                         2.1%
--------------------------------------------------------------------------
Fair Isaac & Co. Inc.                                                 1.9%
--------------------------------------------------------------------------
SMART Modular Technologies, Inc.                                      1.8%
--------------------------------------------------------------------------
Sonic Automotive, Inc.                                                1.8%
--------------------------------------------------------------------------
Arvin Industries, Inc.                                                1.7%
--------------------------------------------------------------------------
Morgan Keegan, Inc.                                                   1.6%
--------------------------------------------------------------------------
American Bankers Insurance Group, Inc.                                1.5%
--------------------------------------------------------------------------
Lancaster Colony Corp.                                                1.5%
--------------------------------------------------------------------------
Genlyte Group, Inc.                                                   1.4%
--------------------------------------------------------------------------
Visx, Inc.                                                            1.4%
--------------------------------------------------------------------------

Outlook

The second half of 1998 continued to be a struggle generally for performance in small company stocks, especially value issues. The Fund managers believe, however, that the portfolio contains healthy companies, many with double-digit earnings growth records, that have been purchased at attractive prices. The economic conditions and relative values of small company stocks are as favorable as they were prior to the rallies in 1967-68, 1975-76 and 1991-92, when small companies led the equity markets. We believe we may be at a point in which the small company stock market is poised to rally again because of a confluence of positive factors, including:

 . The easing of the money supply following three successive cuts in short-term interest rates by the Federal Reserve;

 . The superior earnings growth of small companies over large companies for the last six calendar quarters;

 . Extremely low valuations of small company stocks in relation to large-company stocks--the lowest relative values in 20 years.

 . The ability of large companies to improve their earnings growth by buying fast-growing smaller companies at attractive prices.

While no one can predict the future direction of markets with any certainty, we think the potential for superior small cap performance is strong.

Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Social Principles Fund invests in the stocks of mid-sized U.S. companies, with an average market capitalization of $3 billion. The Fund emphasizes companies that generally respect human rights, play a role in local communities, and produce useful products in an environmentally sound way. This philosophy holds that socially conscious investing promotes responsible values without impairing long-term performance.

                                    Process

The Fund utilizes a fundamental, bottom-up stock selection process which is research-intensive. In addition, the Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.

                                   Benchmark

                             S&P 400 Mid Cap Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                            Class I      Class IS      Class IC
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                     -0.42%       -0.58%        -0.42%
--------------------------------------------------------------------------------
1 year                                        8.48%        8.24%         8.47%
--------------------------------------------------------------------------------
3 years                                      15.89%       15.64%        15.88%
--------------------------------------------------------------------------------
5 years                                      16.24%       15.97%        16.23%
--------------------------------------------------------------------------------
10 years                                     14.85%       14.58%        14.85%
--------------------------------------------------------------------------------
Since Inception                              14.45%       14.18%        14.45%
--------------------------------------------------------------------------------
6-month income distributions per share       $0.10        $0.06         $0.10
--------------------------------------------------------------------------------
6-month capital gain distributions           $2.10        $2.10         $2.10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Social Principles         CPI           S & P 400 Midcap
  ----        ------------------------         ---           ----------------
 5/31/88              1,000,000             1,000,000            1,000,000
12/31/88              1,044,389             1,025,532            1,086,697
12/31/90              1,136,419             1,138,715            1,397,571
12/31/92              1,794,717             1,207,302            2,347,665
12/31/94              1,947,506             1,274,043            2,579,204
12/31/96              3,122,080             1,349,787            4,020,373
12/31/98              4,172,389             1,397,458            6,317,227


Comparison of change in value of a $1,000,000 investment in Evergreen Select Social Principles Fund Class IC, the S&P 400 Midcap Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I, IC and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the average annual total returns would be as follows: Class I--3 years = 16.00%; 5 years = 16.35%; and since 05/31/88 = 14.55%. Class IC--3 years = 15.97%; 5 years = 16.33%; and
since 05/31/88 = 4.55%. Class IS--3 years = 15.71%; 5 years = 16.06%; and since
05/31/88 = 14.40%. The Class IS share performance for the period from 11/24/97 through 03/12/98 (class inception date) is based upon the historical performance of the Class IC shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I, IC and IS, since their respective commencement of class operations, were 5.39%, 5.36% and .76%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Social Principles Fund is managed by Eric M. Wiegand and assistant manager, A. Jay Zelko, who have over 22 years of combined investment experience. The team-oriented approach identifies the most attractive opportunities in the market and ensures adherence to the style specific objectives.

[PHOTO OF ERIC M. WIEGAND APPEARS HERE]

Eric M. Wiegand

[PHOTO OF A. JAY ZELKO APPEARS HERE]

A. Jay Zelko

Performance

For the six months ended December 31, 1998, the Evergreen Select Social Principle Fund Class I shares' -0.42% total return trailed the 8.86% return for the S&P Midcap 400 Index.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                     $167,106,416
-----------------------------------------------------------------
Number of Issues                                               62
-----------------------------------------------------------------
P/E Ratio                                                   22.7x
-----------------------------------------------------------------
Beta                                                         1.13
-----------------------------------------------------------------

Market Environment

The last six months within the U.S. stock market consisted of two distinctly different periods. Stocks suffered significant losses during the first half of the fiscal period before rebounding sharply in the final three months. The equity markets' initial decline stemmed from volatile international economies, while the second half comeback was spurred by resilient U.S. economic growth, emerging market stability and support by the Federal Reserve Board--in the form of three interest rate cuts.

The S&P 500 Index and the S&P Midcap 400 Index posted six-month total returns of 9.35% and 8.86%, respectively. It is worth noting that the positive returns by the S&P 400 Index were fueled by an exceptional performance of one of its holdings: America Online. This single company soared over 550% for the entire year, driving the performance of the S&P 400 Midcap Index. Consequently, managers who did not hold a market-weighting of this stock were at a distinct disadvantage.

                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Information Services & Technology                          15.6%
----------------------------------------------------------------
Healthcare Products & Services                             15.4%
----------------------------------------------------------------
Finance & Insurance                                         9.9%
----------------------------------------------------------------
Retailing & Wholesale                                       5.9%
----------------------------------------------------------------
Utilities - Electric                                        5.4%
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary

Areas of Preference

The Fund's technology exposure was a major contributor to performance due to an overweighted position as well as strong stock selection. As of December 31, three of the Fund's top six holdings--and over 25% of the entire portfolio--were represented by the technology sector. EMC Corp--the industry leader in data storage--was one of our best performers, as evidenced by its nearly 90% six-month return.

The healthcare sector represents the Fund's largest overweight relative to the benchmark: 15% versus 10%, as of December 31. We believe the healthcare industry will continue to benefit from advances in technology to aid the aging industrial world population. In addition, we believe the healthcare industry offers investors more stable and superior earnings growth than most industries. Our largest healthcare holding, Biochem Pharma, a Canadian biotech company with very strong financials, is uniquely positioned to capitalize on the advances in biotechnology in bringing to market remedies to help fight some of the world's critical diseases.

Strategic Sector Underweightings

In 1998, corporations began to be impacted by something they have not experienced for a very long time: deflation. Deflation particularly affects commodity producers, such as companies within the basic materials sector. The Fund was fortunate to have completely avoided the basic material sector, which was the second-poorest-performing industry behind energy. Energy, by far, was the worst-performing industry in the index, declining over 45% for the year. We were underweighted in energy for the entire year and our security selection fared better than the index, but the companies were nevertheless impacted by falling commodity prices and exploration budget cuts.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

EMC Corp.                                                              4.7%
 ...........................................................................
Network Associates, Inc.                                               4.3%
 ...........................................................................
Century Telephone Enterprises, Inc.                                    3.3%
 ...........................................................................
Biochem Pharmaceuticals, Inc.                                          3.3%
 ...........................................................................
Allied Waste Industries, Inc.                                          3.0%
 ...........................................................................
Compuware Corp.                                                        2.7%
 ...........................................................................
Elan Corp. Plc, ADR                                                    2.6%
 ...........................................................................
Pediatrix Medical Group, Inc.                                          2.5%
 ...........................................................................
AFLAC, Inc.                                                            2.3%
 ...........................................................................
Partnerre Ltd.                                                         2.3%
 ...........................................................................

A Bright Outlook for Midcap Stocks

As we enter 1999, we continue to be optimistic about the prospects for mid-cap equities. After four consecutive years of 20%-plus returns for the S&P 500, the valuation gap between large-cap and mid-cap equities is at unprecedented levels, and suggests a strong run by mid-cap stocks in the coming years.

Currently, the 1999 forecasted earnings growth for the S&P 500 is expected to slow from its double-digit pace to 4%; and on the 1999 estimate, the price-to-earnings multiple is 26.8, which is 6.7 times the growth rate. Conversely, the S&P Midcap 400 Index has forecasted 1999 earnings growth at 19% and its price-to-earnings multiple is 19.0, or 1.1 times its growth rate. To put it another way, large-cap investors are paying over six times more for earnings growth than mid-cap investors.

We believe this valuation disparity and the forecasted slower earnings growth for the S&P 500, not to mention the mid-cap's own strong fundamentals, will attract investors to mid-cap equities. We enthusiastically look forward to the next few years.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998


                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Special Equity Fund aggressively seeks the highest possible return by investing in companies with small market capitalizations.

                                    Process

The Fund employs a "bottom-up" approach to investing, selecting stocks that have passed a rigorous screening process which employs both qualitative and quantitative analysis. To qualify for investment, a stock must meet high expectations for return potential based on growth, value and momentum factors.

                                   Benchmark

                               Russell 2000 Index


                           Performance and Returns
                                                        Class I     Class IS
Average Annual Returns
 ................................................................................
6 months                                                 0.02%       -0.16%
 ................................................................................
1 year                                                   5.65%        5.31%
 ................................................................................
3 years                                                 16.81%       16.46%
 ................................................................................
Since Inception                                         14.73%       14.52%
 ................................................................................
6-month capital gain distributions per share            $1.18        $1.18
 ................................................................................

                                LONG TERM GROWTH


  Date      Select Special Equity            CPI             Russell 2000
  ----      ---------------------            ---             ------------
 3/31/94           1,000,000              1,000,000            1,000,000
12/31/94             973,184              1,016,984            1,008,548
12/31/95           1,308,487              1,042,086            1,295,342
12/31/96           1,651,991              1,077,446            1,509,003
12/31/97           1,973,744              1,095,788            1,846,428
12/31/98           2,085,183              1,115,498            1,799,378

Comparison of change in value of a $1,000,000 investment in Evergreen Select Special Equity Fund Class I, the Russell 2000 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance prior to 7/27/98 is that of their predecessor funds, CoreFund Special Equity Fund Class Y for Class I; and Corefund Special Equity Fund Class A for Class IS. Returns of Class I and IS, since their respective commencement of class operations, were 21.28% and 14.52%, respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management

The Evergreen Select Special Equity Fund is managed by Joseph E. Stocke, CFA. Mr. Stocke joined Meridian Investment Company in 1983 as an assistant investment officer and since 1990 has been a senior investment manager of equities.


                             [PHOTO APPEARS HERE]
                             Joseph E. Stocke CFA

Performance

Evergreen Select Special Equity Fund Class I produced a total return of 0.02% for the six months ended December 31, 1998, outpacing its benchmark, the Russell 2000 Index which generated a total return of -7.12%. The Fund's performance was particularly strong relative to its benchmark in the second half of the fiscal period. During that time, Evergreen Select Special Equity Fund returned 28.15% versus 16.31% for the Russell 2000 Index, with over 80% of the Fund's sectors outperforming those in the Index.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                  $75,090,287
 .............................................................
Number of Holdings                                        106
 .............................................................
P/E Ratio                                               21.0x
 .............................................................
Beta                                                     1.25
 .............................................................


Environment

Small-to-mid-capitalization investors endured significant price volatility over the past six months before stocks staged a dramatic turnaround in the fourth quarter of 1998. Equities ended the year on a strong note, however, with remarkable fourth quarter performance.

The third quarter of 1998 marked the worst quarterly decline for the stock market in nearly a decade, with August representing the largest single monthly decline since the October 1987 crash. Smaller capitalization stocks bore the brunt of the correction, as investors sought the perceived relative safety of larger companies. The market's retreat resulted from a combination of both national and international factors, including historically high stock valuations, anticipated higher inflation from strong employment growth, increasing global political and financial instability, and equity mutual fund withdrawals.

The stock market regained stability in the fourth quarter, however, and went on to reach new highs. A combination of factors restored investor confidence. The Federal Reserve Board lowered interest rates three times to keep U.S. economic growth strong enough to re-stimulate foreign economies, with numerous foreign central banks following suit. Stock prices strengthened further on reports of resilient, domestic economic activity and steadier emerging market economies. Additionally, the low level of inflation has continued to provide support for stock valuations.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Healthcare Products & Services                                         15.6%
 ............................................................................
Information Services & Technology                                      14.6%
 ............................................................................
Retailing & Wholesale                                                  12.5%
 ............................................................................
Telecommunication Services & Equipment                                  9.4%
 ............................................................................
Building, Construction & Furnishings                                    6.5%
 ............................................................................

Investment Strategy

We continued to employ a "bottom-up" investment strategy, building the portfolio one stock at a time. Over the past six months, the Fund dramatically outperformed the Russell 2000 Index in several industries, contributing greatly to the Fund's performance. These included Technology, Consumer Cyclicals and Communications. Led by internet-related companies, the Fund's Technology holdings significantly outperformed its Russell 2000 counterparts in both the third and fourth quarters. Beyond.com Corp and VeriSign Corp. produced triple digit returns in the fourth quarter. We expect to continue to emphasize many Internet-related companies, particularly in light of the rapid adoption of many Internet-related services.

After a weak performance in the third quarter on concerns that a global economic slowdown would dampen U.S. economic growth, Consumer Cyclicals rebounded admirably in the fourth quarter. Ticketmaster Online Citysearch--whose price rose 300% in the fourth quarter--led the returns in the Fund's Consumer Cyclicals holdings. The sector also benefited from strong sales in computer games and an increasing interest in sophisticated home entertainment centers.

Competitive local exchange carriers (CLECs) drove performance in the Fund's Communications sector. The capital-intensive CLECs underperformed in the third quarter when market volatility in both the equity and high yield bond markets impeded their ability to raise capital. CLECs snapped back in the fourth quarter when global economies and financial markets stabilized, easing investors' concerns.

The Fund underperformed the Russell 2000 Index in several areas, including Capital Goods, Energy and Financial Services. We believe their impact on total performance was minimal, however.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Metronet Communications Corp.                                           3.6%
 ............................................................................
Pacific Sunwear of California                                           3.4%
 ............................................................................
Abercrombie & Fitch Co.                                                 2.6%
 ............................................................................
Brookdale Living Communities, Inc.                                      2.4%
 ............................................................................
Scios, Inc.                                                             2.4%
 ............................................................................
Williams Sonoma, Inc.                                                   2.4%
 ............................................................................
MIPS Technologies, Inc.                                                 2.1%
 ............................................................................
Gildan Activewear, Inc.                                                 2.1%
 ............................................................................
Chirex, Inc.                                                            1.9%
 ............................................................................
Verio, Inc.                                                             1.9%
 ............................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Outlook

We anticipate challenges in the months ahead, but believe small-to-mid-capitalization stocks can offer significant opportunity. Investors' strong demand for large capitalization stocks has created a dramatic divergence in the performance between large and small-to-mid-capitalization companies. This has created a disparity in their valuations, making the stocks of many small-to-mid-capitalization companies extremely attractive on a relative basis.


With equities having completed their first-ever four-year string of 20%+ returns, we are especially conscious of the obstacles to achieving higher stock prices. We believe the flat earnings growth in 1998 will not satisfy investors in 1999. We will continue to closely monitor the factors affecting earnings growth, focusing on higher volumes, restructuring and lower spending. We expect consumer spending to remain brisk in the first quarter of 1999, although overall economic growth could slow later in the year as companies cut back on capital expenditures as they focus on the "Year 2000" issue. Further, in our opinion, the global situation has not been fully resolved. Longer term, a slowdown in international economic growth could dampen the U.S. economy. Despite these challenges, we recognize the positive factors that propelled the stock market to the level it has reached and expect them to remain solid influences in 1999. These include low interest rates and negligible inflation, relatively high consumer confidence, low unemployment and solid consumer and housing sectors.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Strategic Growth Fund is a growth-style equity product that emphasizes large- and mid-sized U.S. companies. We believe that superior long-term returns can be achieved through a disciplined approach of investing in stocks with excellent historical and future earnings growth.

                                    Process

The Fund is managed by two investment professionals who utilize a unique blend of quantitative and qualitative fundamental analysis. This bottom-up stock selection process is research-intensive and identifies companies that exhibit strong current fundamentals, histories of superior earnings/dividend growth and rising earnings expectations.

                                   Benchmark

                           Russell 1000 Growth Index
--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                        Class I    Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                 6.45%        6.27%
--------------------------------------------------------------------------------
1 year                                                  24.41%       23.99%
--------------------------------------------------------------------------------
3 years                                                 26.32%       25.92%
--------------------------------------------------------------------------------
Since Inception                                         29.18%       28.79%
--------------------------------------------------------------------------------
6-month income dividends per share                      $0.06        $0.02
--------------------------------------------------------------------------------
6-month capital gain distributions per share            $3.26        $3.26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

  Date        Select Strat Growth          CPI           Russell 1000 Growth
  ----        -------------------          ---           -------------------
12/31/94           1,000,000            1,000,000              1,000,000
12/31/95           1,381,697            1,024,683              1,371,851
12/31/96           1,713,288            1,059,452              1,689,055
12/31/97           2,238,685            1,077,488              2,203,996
12/31/98           2,785,622            1,096,869              3,057,038

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Growth Fund Class I, the Russell 1000 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 years = 26.37%; and since 12/31/94 = 29.24%. Class IS--3 years = 26.00%; and since 12/31/94 = 28.88%. The Class IS share performance for the period from 11/24/97 through 2/27/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 23.45% and 13.44%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

David M. Chow, Timothy M. Stevenson and W. Shannon Reid manage the Evergreen Select Strategic Growth Fund. They have over 29 years' combined investment experience and boast a unique blend of quantitative and traditional fundamental analysis skills. Their disciplined approach assures consistency of results and superior service.


[PHOTO APPEARS HERE]
David M. Chow

[PHOTO APPEARS HERE]
Timothy M. Stevenson

[PHOTO APPEARS HERE]
W. Shannon Reid

Performance

For the six months ended December 31, the Evergreen Select Strategic Growth Fund Class I shares had a 6.45% total return compared to 15.22% return for the Russell 1000 Growth Index, and 9.35% return for the S&P 500 Index. Underlying the indices' strong returns was a narrow advance in which a select few stocks surged ahead while the majority of issues lagged.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                      $540,624,265
------------------------------------------------------------------
Number of Issues                                                65
------------------------------------------------------------------
P/E Ratio                                                    33.1x
------------------------------------------------------------------
Beta                                                          1.06
------------------------------------------------------------------

Strategies which worked during the period included a focus on mega-capitialization stocks, concentration of holdings in a limited number of stocks, and sector bets. While these strategies have the potential for high rewards, they also have high risk. The philosophy under which the Fund operates is to hold a diversified portfolio of approximately sixty companies across the entire sector spectrum. We believe over time this approach will produce higher returns with lower risk than the more aggressive strategies mentioned above.

The past six months were divided into two distinctly different periods: a sharp decline in the first half stemming from international turmoil was followed by an exceptional recovery during the final three months. Resilient domestic economic growth, emerging market stability and support by the Federal Reserve Board--in the form of three interest rate cuts--renewed investor confidence and fueled the market's rally in the final months of 1998. In fact, the last three months of 1998 witnessed the strongest quarterly advance of the past twenty years. The rally was led by large capitalization technology and internet related issues as evidenced by the NASDAQ Composite's nearly 30% return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Healthcare Products & Services                                       22.1%
--------------------------------------------------------------------------
Information Services & Technology                                    20.5%
--------------------------------------------------------------------------
Retailing & Wholesale                                                 6.5%
--------------------------------------------------------------------------
Communication Systems & Services                                      6.3%
--------------------------------------------------------------------------
Building, Construction & Furnishings                                  6.1%
--------------------------------------------------------------------------

Investment Strategy

As a policy, we do not make large sector bets. Generally, portfolio positions are limited to 80% to 120% of the sector weightings for the benchmark Russell 1000 Growth Index.

As of December 31, 1998, one of the largest sector weightings was technology. Four of the Fund's top 10 holdings, Microsoft (5.0%), America Online (4.3%), Cisco systems (3.7%) and Intel (3.6%) fall in this sector. We continue to expect robust earnings growth from the leading companies in this sector.

The consumer non-cyclicals sector accounts for 31.9% of the Fund versus 35.5% of the benchmark. While we maintain a healthy 15.5% position in the pharmaceuticals subsector, such as Pfizer (4.0%), Merck & Co. (3.7%), and Bristol Myers Squibb (3.4%), we continue to be underweighted in the food and beverage and home products industries.

The consumer cyclicals sector, at 16.5% of the Fund, is overweighted versus the benchmark's 14.6% weight. We believe selected companies in this category will be beneficiaries of a strong domestic economy and lack of overseas exposure. Examples include Home Depot, Costco, and Centex.

In the financials sector, the Fund is currently underweighted compared to the benchmark, 4.7% versus 10.7%. We are currently looking for opportunities in this area, however.

The sectors mentioned above-technology, consumer non-cyclicals, consumer cyclicals, and financials-account for 89.9% of the Fund's holdings and 92.4% of our benchmark, the Russell 1000 Growth Index. In the remaining sectors, we have a slight overweight in utilities (3.2% versus 2.4%) due to ownership of AT&T and SBC Communications. We believe that the management of these telecommunication utilities will be able to take advantage of the opportunities that deregulation and new technologies offer. We are underweighted in basic materials (1.1% versus 2.0%) and the industrials (2.0% versus 2.6%), due to their exposure to a weak worldwide economy and the general lack of growth characteristics within those industries.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Microsoft Corp.                                                        5.0%
--------------------------------------------------------------------------.
General Electric Co.                                                   4.7%
--------------------------------------------------------------------------.
America Online, Inc.                                                   4.3%
--------------------------------------------------------------------------.
Pfizer, Inc.                                                           4.0%
--------------------------------------------------------------------------.
Cisco Systems, Inc.                                                    3.7%
--------------------------------------------------------------------------.
Merck & Co.                                                            3.7%
--------------------------------------------------------------------------.
Intel Corp.                                                            3.6%
--------------------------------------------------------------------------.
Bristol-Myers Squibb Co.                                               3.4%
--------------------------------------------------------------------------.
Shering-Plough Corp.                                                   3.2%
--------------------------------------------------------------------------.
Procter & Gamble Co. (The)                                             2.5%
--------------------------------------------------------------------------.

Outlook

Looking ahead, we anticipate a challenging equity environment as a sluggish worldwide economy leads to slowing revenue growth and reduced pricing power. We believe the narrow market leadership is symptomatic of investors' concerns toward these weakening fundamentals. Consequently, we will maintain an emphasis on market-leading companies with histories of stable, predictable earnings growth.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

Evergreen Select Strategic Value Fund is a value-style equity product which emphasizes large- and mid-capitalization U.S. companies. This philosophy holds that stocks, over time, can become mispriced relative to their true value and that attractive opportunities can be identified through a combination of quantitative analysis and rigorous fundamental research.


                                    Process

Following the initial screen by our proprietary model, which determines that a stock is selling at a reasonable valuation level, the Strategic Value team employs a labor intensive research effort in order to dig deep for clues to uncover value. Qualitative factors which are analyzed include industry leadership, quality of management, the company's current competitive position and future earnings prospects.

                                   Benchmark

                            Russell 1000 Value Index

--------------------------------------------------------------------------------
                           Performance and Returns
--------------------------------------------------------------------------------
                                                        Class I     Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                 -2.06%      -2.17%
--------------------------------------------------------------------------------
1 year                                                    6.32%       6.12%
--------------------------------------------------------------------------------
3 years                                                  20.87%      20.62%
--------------------------------------------------------------------------------
5 years                                                  19.05%      18.79%
--------------------------------------------------------------------------------
10 years                                                 15.53%      15.26%
--------------------------------------------------------------------------------
Since Inception                                          17.24%      16.96%
--------------------------------------------------------------------------------
6-month income dividends per share                       $1.62       $1.34
--------------------------------------------------------------------------------
6-month capital gain distributions per share             $4.89       $4.89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Strat Value          Russell 1000 Value       CPI
  ----        ------------------          ------------------       ---
12/31/81           1,000,000                  1,000,000         1,000,000
12/31/83           1,668,457                  1,540,001         1,078,153
12/31/85           2,258,314                  2,229,813         1,163,062
12/31/87           2,893,528                  2,688,654         1,228,065
12/31/89           4,352,496                  4,145,349         1,341,561
12/31/91           4,617,231                  4,747,790         1,467,089
12/31/93           6,243,909                  6,382,794         1,551,136
12/31/95           8,457,795                  8,654,954         1,631,949
12/31/97          14,050,659                 14,233,243         1,716,049
12/31/98          14,937,975                 16,457,931         1,746,915

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Value Fund Class I, the Russell 1000 Value Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I - 3 years = 20.95%; 5 years = 19.15%; 10 years = 15.64%; and since 12/31/81 = 17.35%. Class IS - 3 years = 20.68%; 5 years = 18.87%; 10 years
= 15.36%; and since 12/31/81 = 17.06%. The Class IS share performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 10.54% and -0.54%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Strategic Value Fund is managed by a team of 3 portfolio managers with over 61 years of combined investment experience and expertise in value equity analysis and management. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style specific objectives.

[PHOTO OF ELIZABETH SMITH APPEARS HERE]

Elizabeth Smith


[PHOTO OF JACK GRAY APPEARS HERE]

Jack Gray


[PHOTO OF TIM O'GRADY APPEARS HERE]

Tim O'Grady

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                  $349,788,510
--------------------------------------------------------------
Number of Issues                                            52
--------------------------------------------------------------
P/E Ratio                                                17.2x
--------------------------------------------------------------
Beta                                                      0.87
--------------------------------------------------------------

Performance

For the six months ended December 31, 1998, the Evergreen Select Strategic Value Fund's -2.1% total return trailed the 3.10% return for the Russell 1000 Value Index. The Fund struggled during the first half of the period before rebounding sharply during the final three months. In fact, the Fund's 16.9% total return during the final three months outpaced the 16.6% return of the Russell 1000 Value Index.

Market Environment

The past six months were divided into two distinctly different periods: stocks posted negative returns during the first three months before rebounding sharply in the final half of the period. Although the market's fundamentals haven't changed materially during the six months, the headlines have and so has investor sentiment in what has turned out to be a remarkable pendulum swing from a bearish to a bullish outlook. One reason for this shift was the Federal Reserve Board, which strongly conveyed in late September the message of a more accommodative Federal Reserve policy, as evidenced by three interest rate cuts in the last four months.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


A Tough Ride For Value Stocks

Underlying the market's advance, growth stocks continue to far outpace value-oriented issues, a trend that has been evident for some time as we have described in previous reports. In part, this trend is attributable to consistent and reliable earnings growth, a characteristic generally associated with larger capitalization growth companies.

Areas of Strength

The Fund's performance edge in the last three months can be found in two sectors: technology and financial services. Regarding technology, our decision to overweight this group proved correct, as did security selection. In fact, two of the portfolio's top six holdings, Sun Microsystems and Intel, posted six-month returns of 97% and 60%, respectively. We have been consistently positive versus the benchmark's sector weighting, carrying a specific or point range of 150% to the index. For the most part, our portfolio exposures are limited to industry leaders.

Despite a bumpy ride for financial services stocks during the initial part of the period, this sector rebounded to make a solid contribution to performance in the final three months, as evidenced by Fleet Financial and PNC Bank which posted total returns of 22% and 21%, respectively. During the latest bank correction we provided an analysis of the key investment variables impacting the group and suggested investors may have been overreacting.

                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Banks                                                              15.3%
------------------------------------------------------------------------
Finance & Insurance                                                14.4%
------------------------------------------------------------------------
Oil/Energy                                                         11.3%
------------------------------------------------------------------------
Information Services & Technology                                  10.4%
------------------------------------------------------------------------
Utilities - Electric                                                8.3%
------------------------------------------------------------------------

Portfolio Adjustments

Consequently, we looked at the current depressed bank valuation environment as an opportunity to reposition our holdings. A "relief rally" in selected holdings, whose business models are more vulnerable to the economy, presented us an opportunity to remove them as positions within the portfolio. For example, Bankers Trust and Lehman Brothers were, in our estimation, vulnerable to further sharp earnings estimate reductions, as their mix of business was vulnerable to prevailing economic conditions. On the other hand our willingness to remove both Union Planters and the "new" Bank of America is founded in the belief both companies will be challenged by very difficult integration endeavors related to recent acquisitions.

Action was taken in the fourth quarter to increase our exposure in the utility sector, currently at 15%. Based on the market's current valuation, we believe the era of higher beta, lower yielding securities that have dominated the past eight quarters may be coming to an end, and utility companies are poised to rebound.

Within the technology sector, we added Motorola. Here, we believe to have identified a company in the midst of a turnaround in its three major businesses: cellular handsets, pagers and semiconductors. We partially funded the purchase of Motorola through the sale proceeds of Nokia, as we elected to trim back our position in the company based on an outsized position due to price appreciation.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                         Portfolio Manager Commentary


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Bristol-Myers Squibb Co.                                             3.6%
-------------------------------------------------------------------------
Sun Microsystems, Inc.                                               3.6%
-------------------------------------------------------------------------
Philip Morris Companies, Inc.                                        3.6%
-------------------------------------------------------------------------
Mobil Corp.                                                          3.5%
-------------------------------------------------------------------------
International Business Machines Corp.                                3.4%
-------------------------------------------------------------------------
Intel Corp.                                                          3.4%
-------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                  3.4%
-------------------------------------------------------------------------
Fleet Financial Group, Inc.                                          3.3%
-------------------------------------------------------------------------
Citigroup, Inc.                                                      3.3%
-------------------------------------------------------------------------
Chase Manhattan Corp.                                                3.3%
-------------------------------------------------------------------------

Going Forward

As we enter 1999, consensus belief is the United States economy will move toward a moderately lower plane of economic activity with current levels of inflation and a neutral-to-downward bias in both short- and long-term interest rates. January is traditionally the strongest month of the year and we see no reason to take exception to the rule this year. Beyond January, however, the going may get difficult from several perspectives.

Both the year and decade (so far) were extremely favorable for equity returns. Year returns approached three times their historical annual rate and the current decade has now surpassed the "Fabulous Fifties." Our sense is that 1999 may be the initial year of a more balanced or "average" period for equity prices. Average, however, is not insignificant given a 10.5% long-term return for equities, especially in the current inflation environment.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (a)
CLASS I
Net asset value beginning of period             $    92.59          $82.97
                                                ----------          ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                 0.44            0.51
 .........................................................................
Net realized and unrealized gains or losses
 on securities                                        0.25            9.62
                                                ----------          ------
 .........................................................................
Total from investment operations                      0.69           10.13
                                                ----------          ------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                                (0.45)          (0.51)
 .........................................................................
Net realized gains on securities                     (7.83)              0
                                                ----------          ------
 .........................................................................
Total distributions                                  (8.28)          (0.51)
                                                ----------          ------
 .........................................................................
Net asset value end of period                   $    85.00          $92.59
                                                ----------          ------
 .........................................................................
Total return                                          0.85%          12.23%
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period (thousands)            $1,868,254          $1,952
 .........................................................................
Ratios to average net assets:
 Expenses                                             0.67%+          0.70%+
 .........................................................................
 Expenses, excluding fee credits                      0.67%+          0.70%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                  0.77%+          0.82%+
 .........................................................................
 Net investment income                                1.04%+          0.96%+
 .........................................................................
Portfolio turnover rate                                 27%             22%
 .........................................................................

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (b)
CLASS IS
Net asset value beginning of period               $ 87.33           $80.21
                                                  -------           ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                0.32             0.27
 .........................................................................
Net realized and unrealized gains or losses
 on securities                                       0.22             7.16
                                                  -------           ------
 .........................................................................
Total from investment operations                     0.54             7.43
                                                  -------           ------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                               (0.31)           (0.31)
 .........................................................................
Net realized gains on securities                    (7.83)               0
                                                  -------           ------
 .........................................................................
Total distributions                                 (8.14)           (0.31)
                                                  -------           ------
 .........................................................................
Net asset value end of period                     $ 79.73           $87.33
                                                  -------           ------
 .........................................................................
Total return                                         0.73%            9.27%
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period (thousands)              $24,584           $   18
 .........................................................................
Ratios to average net assets:
 Expenses                                            0.92%+           0.95%+
 .........................................................................
 Expenses, excluding fee credits                     0.92%+           0.95%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                 1.02%+           1.12%+
 .........................................................................
 Net investment income                               0.82%+           0.60%+
 .........................................................................
Portfolio turnover rate                                27%              22%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  26.22          $  23.81
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.12              0.14
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.16)             2.41
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.04)             2.55
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.13)            (0.14)
 .........................................................................
 Net realized gains on securities                  (0.65)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (0.78)            (0.14)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  25.40          $  26.22
                                                --------          --------
 .........................................................................
 Total return                                      (0.10%)           10.72%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $684,509          $797,352
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.63%+            0.68%+
 .........................................................................
  Expenses, excluding fee credits                   0.63%+            0.68%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.73%+            0.78%+
 .........................................................................
  Net investment income                             1.00%+            1.24%+
 .........................................................................
 Portfolio turnover rate                              28%               56%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $  25.93          $  26.56
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.06              0.06
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.14)            (0.64)
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.08)            (0.58)
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.08)            (0.05)
 .........................................................................
 Net realized gains on securities                  (0.65)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (0.73)            (0.05)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  25.12          $  25.93
                                                --------          --------
 .........................................................................
 Total return                                      (0.25%)           (2.19%)
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $  1,369          $    210
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.88%+            0.93%+
 .........................................................................
  Expenses, excluding fee credits                   0.88%+            0.93%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.98%+            1.03%+
 .........................................................................
  Net investment income                             0.79%+            0.80%+
 .........................................................................
 Portfolio turnover rate                              28%               56%
 .........................................................................

+ Annualized.
(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from March 31, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period             $ 50.74          $  44.59
                                                 -------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.25              0.19
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.22              6.18
                                                 -------          --------
 .........................................................................
 Total from investment operations                   0.47              6.37
                                                 -------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.22)            (0.22)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                 -------          --------
 .........................................................................
 Total distributions                               (5.40)            (0.22)
                                                 -------          --------
 .........................................................................
 Net asset value end of period                   $ 45.81          $  50.74
                                                 -------          --------
 .........................................................................
 Total return                                       1.05%            14.31%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $18,541          $723,850
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits                   0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.79%+            0.83%+
 .........................................................................
  Net investment income                             0.93%+            0.78%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................


                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period             $ 50.74          $  49.75
                                                 -------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.18              0.08
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.24              1.00
                                                 -------          --------
 .........................................................................
 Total from investment operations                   0.42              1.08
                                                 -------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.17)            (0.09)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                 -------          --------
 .........................................................................
 Total distributions                               (5.35)            (0.09)
                                                 -------          --------
 .........................................................................
 Net asset value end of period                   $ 45.81          $  50.74
                                                 -------          --------
 .........................................................................
 Total return                                       0.93%             2.17%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $   313          $    301
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.94%+            0.96%+
 .........................................................................
  Expenses, excluding fee credits                   0.94%+            0.96%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.04%+            1.08%+
 .........................................................................
  Net investment income                             0.68%+            0.57%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................

+ Annualized.
(a) For the period from December 19, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS IC
 Net asset value beginning of period            $  50.74          $  45.05
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.25              0.23
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.22              5.70
                                                --------          --------
 .........................................................................
 Total from investment operations                   0.47              5.93
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.22)            (0.24)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (5.40)            (0.24)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  45.81          $  50.74
                                                --------          --------
 .........................................................................
 Total return                                       1.05%            13.18%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $492,372          $497,534
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits                   0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.79%+            0.83%+
 .........................................................................
  Net investment income                             0.92%+            0.80%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------



                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                   Year Ended
                           Six Months Ended                       February 28,
                           December 31, 1998   Period Ended    --------------------    Period ended
                             (Unaudited) #   June 30, 1998 (c) 1998 #    1997 (b) #  June 30, 1996 (a)
 CLASS I
 Net asset value
  beginning of period           $ 13.12           $ 13.23      $ 11.28     $11.65         $10.00
                                -------           -------      -------     ------         ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income            (0.04)            (0.03)       (0.06)     (0.04)         (0.03)
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities            (0.49)            (0.08)        2.48      (0.16)          1.68
                                -------           -------      -------     ------         ------
 .........................................................................
 Total from investment
  operations                      (0.53)            (0.11)        2.42      (0.20)          1.65
                                -------           -------      -------     ------         ------
 .........................................................................
 Less distributions from
 Net realized gains on
  securities                      (0.02)                0        (0.47)     (0.17)             0
                                -------           -------      -------     ------         ------
 .........................................................................
 Net asset value end of
  period                        $ 12.57           $ 13.12      $ 13.23     $11.28         $11.65
                                -------           -------      -------     ------         ------
 .........................................................................
 .........................................................................
 Total return                     (4.03%)           (0.83%)      21.67%     (1.75%)        16.50%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period
  (thousands)                   $66,641           $69,283      $47,524     $2,888         $2,446
 .........................................................................
 Ratios to average net
  assets:
 Expenses                          1.07%+            1.01%+       0.92%      1.00%+         1.00%+
 .........................................................................
 Expenses, excluding fee
  credits                          1.07%+            1.01%+        N/A        N/A            N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                    N/A               N/A         0.95%      2.53%+         2.81%+
 .........................................................................
 Net investment income            (0.69%)+          (0.62%)+     (0.48%)    (0.57%)+       (0.45%)+
 .........................................................................
 Portfolio turnover rate             75%               54%         166%       123%            57%
 .........................................................................

+ Annualized.
# Net investment income (loss) based on average shares outstanding during the period.
(a) For the period from December 28, 1995 (commencement of class operations) to June 30, 1996.
(b) For the eight-month period ended February 28, 1997. The fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
(c) For the four-month period ended June 30, 1998. The fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period             $ 10.09           $ 10.00
                                                 -------           -------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.01              0.04
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (1.25)             0.09
                                                 -------           -------
 .........................................................................
 Total from investment operations                  (1.24)             0.13
                                                 -------           -------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.02)                0
 .........................................................................
 Net realized gains on securities                  (0.03)            (0.04)
                                                 -------           -------
 .........................................................................
 Total distributions                               (0.05)            (0.04)
                                                 -------           -------
 .........................................................................
 Net asset value end of period                   $  8.80           $ 10.09
                                                 -------           -------
 .........................................................................
 Total return                                     (12.24%)            1.28%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $98,112           $77,647
 .........................................................................
 Ratios to average net assets:
 Expenses                                           0.99%+            1.01%+
 .........................................................................
 Expenses, excluding fee credits                    0.98%+            1.00%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                1.09%+            1.26%+
 .........................................................................
 Net investment income                              0.18%+            0.68%+
 .........................................................................
 Portfolio turnover rate                              13%               23%
 .........................................................................

+ Annualized.
(a) For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended
                                       December 31, 1998   Period Ended
                                          (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period       $  38.96          $  36.65
                                           --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                         0.08              0.03
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                        (0.37)             2.32
                                           --------          --------
 .........................................................................
 Total from investment operations             (0.29)             2.35
                                           --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                        (0.10)            (0.04)
 .........................................................................
 Net realized gain on securities              (2.10)                0
                                           --------          --------
 .........................................................................
 Total distributions                          (2.20)            (0.04)
                                           --------          --------
 .........................................................................
 Net asset value end of period             $  36.47          $  38.96
                                           --------          --------
 .........................................................................
 Total return                                 (0.42%)            6.41%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)      $  3,006          $  2,405
 .........................................................................
 Ratios to average net assets:
 Expenses                                      0.83%+            0.86%+
 .........................................................................
 Expenses, excluding fee credits               0.83%+            0.86%+
 .........................................................................
 Expenses, excluding fee credits,
  waivers and reimbursements                   0.93%+            0.99%+
 .........................................................................
 Net investment income                         0.47%+            0.19%+
 .........................................................................
 Portfolio turnover rate                          4%               24%
 .........................................................................

                                       Six Months Ended
                                       December 31, 1998   Period Ended*
                                          (Unaudited)      June 30, 1998
 CLASS IS
 Net asset value beginning of period       $  38.94          $  38.44
                                           --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                         0.03             (0.01)
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                        (0.37)             0.52
                                           --------          --------
 .........................................................................
 Total from investment operations             (0.34)             0.51
                                           --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                        (0.06)            (0.01)
 .........................................................................
 Net realized gain on securities              (2.10)                0
                                           --------          --------
 .........................................................................
 Total distributions                          (2.16)            (0.01)
                                           --------          --------
 .........................................................................
 Net asset value end of period             $  36.44          $  38.94
                                           --------          --------
 .........................................................................
 Total return                                 (0.58%)            1.32%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)      $    118          $    205
 .........................................................................
 Ratios to average net assets:
 Expenses                                      1.08%+            1.11%+
 .........................................................................
 Expenses, excluding fee credits               1.08%+            1.11%+
 .........................................................................
 Expenses, excluding fee credits,
  waivers and reimbursements                   1.18%+            1.24%+
 .........................................................................
 Net investment income                         0.17%+           (0.12%)+
 .........................................................................
 Portfolio turnover rate                          4%               24%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------



                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS IC
 Net asset value beginning of period            $  38.95          $  36.65
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.08              0.03
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.37)             2.31
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.29)             2.34
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.10)            (0.04)
 .........................................................................
 Net realized gain on securities                   (2.10)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (2.20)            (0.04)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  36.46          $  38.95
                                                --------          --------
 .........................................................................
 Total return                                      (0.42%)            6.38%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $163,982          $177,187
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.83%+            0.86%+
 .........................................................................
  Expenses, excluding fee credits                   0.83%+            0.86%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.93%+            0.99%+
 .........................................................................
  Net investment income                             0.47%+            0.12%+
 .........................................................................
 Portfolio turnover rate                               4%               24%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Years ended June 30,           Period ended October 31,
                          Six Months Ended  -------------------------------- -------------------------------
                          December 31, 1998  1998     1997                   Institutional Class Prior Class
                          (Unaudited) (e)#    (e)      (e)    1996 (c)(d)(e)     1995 (b)(e)     1994 (a)(e)
CLASS I
Net asset value
 beginning of period           $ 11.25      $ 11.27  $ 11.86     $ 11.42           $  9.37         $ 10.00
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income            (0.01)       (0.05)    0.02        0.07              0.12            0.06
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities            (0.06)        1.52     1.81        2.13              2.12           (0.63)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Total from investment
 operations                      (0.07)        1.47     1.83        2.20              2.24           (0.57)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                0            0    (0.03)      (0.07)            (0.12)          (0.06)
Net realized gains on
 securities                      (1.18)       (1.49)   (2.39)      (1.69)            (0.07)              0
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Total distributions              (1.18)       (1.49)   (2.42)      (1.76)            (0.19)          (0.06)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Net asset value end of
 period                        $ 10.00      $ 11.25  $ 11.27     $ 11.86           $ 11.42         $  9.37
                               -------      -------  -------     -------           -------         -------
 .........................................................................
 .........................................................................
Total return                      0.02%       14.23%   17.94%      22.27%            24.44%          (5.72%)
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period
 (thousands)                   $72,254      $73,981  $71,980     $63,680           $57,396         $10,069
 .........................................................................
Ratios to average net
 assets:
 Expenses                         1.05%+       1.10%    0.84%       0.34%+            0.32%           0.15%+
 .........................................................................
 Expenses, excluding fee
  credits                         1.05%+        N/A      N/A         N/A               N/A             N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                  1.84%+       1.86%    1.82%       1.79%+            1.97%           2.10%+
 .........................................................................
 Net investment income           (0.18%)+     (0.48)    0.19%       0.94%+            1.14%           1.06%+
 .........................................................................
Portfolio turnover rate             48%          62%      74%         72%              129%             39%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from March 15, 1994 (commencement of class operations) to October 31, 1994.
(b) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location. Also, on April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares and the Retail Class of Shares of the Fund were exchanged for Class A Shares.
(c) The per share amount for the Fund for the year ended June 30, 1996 repre-sents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were ex-changed for Class A shares.
(e) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("CoreFund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class Y became own-ers of that number of shares of Special Equity Fund, Class I having an ag-gregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for as-sets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Special Equity Fund Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Years ended June 30,           Period ended October 31,
                          Six Months Ended  --------------------------------- -------------------------------
                          December 31, 1998                                   Institutional Class Prior Class
                          (Unaudited) (e)#  1998 (e) 1997 (e)  1996 (c)(d)(e)     1995 (b)(e)     1994 (a)(e)
CLASS IS
Net asset value
 beginning of period           $11.18        $11.25   $11.85       $11.42           $  9.37         $ 10.00
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income           (0.02)        (0.10)       0         0.08              0.12            0.06
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities           (0.07)         1.52     1.81         2.11              2.12           (0.63)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Total from investment
 operations                     (0.09)         1.42     1.81         2.19              2.24           (0.57)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income               0             0    (0.02)       (0.07)            (0.12)          (0.06)
Net realized gains on
 securities                     (1.18)        (1.49)   (2.39)       (1.69)            (0.07)              0
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Total distributions             (1.18)        (1.49)   (2.41)       (1.76)            (0.19)          (0.06)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Net asset value end of
 period                        $ 9.91        $11.18   $11.25       $11.85           $ 11.42         $  9.37
                               ------        ------   ------       ------           -------         -------
 .........................................................................
 .........................................................................
Total return                    (0.16%)       13.78%   17.73%       22.14%            24.44%          (5.72%)
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period
 (thousands)                   $2,837        $2,981   $2,347       $1,144           $57,396         $10,069
 .........................................................................
Ratios to average net
 assets:
 Expenses                        1.30%+        1.35%    1.14%        0.37%+            0.32%           0.15%+
 .........................................................................
 Expenses, excluding fee
  credits                        1.30%+         N/A      N/A          N/A               N/A             N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                 2.09%+        2.11%    2.07%        1.82%+            1.97%           2.10%+
 .........................................................................
 Net investment income          (0.48%)+      (0.73)   (0.12%)       0.91%+            1.14%           1.06%+
 .........................................................................
Portfolio turnover rate            48%           62%      74%          72%              129%             39%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from March 15, 1994 (commencement of class operations) to October 31, 1994.
(b) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location. Also, on April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares and the Retail Class of Shares of the Fund were exchanged for Class A Shares.
(c) The per share amount for the Fund for the year ended June 30, 1996 repre-sents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were ex-changed for Class A shares.
(e) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("CoreFund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  38.41          $  32.45
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.05              0.04
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              2.35              5.96
                                                --------          --------
 .........................................................................
 Total from investment operations                   2.40              6.00
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.06)            (0.04)
 .........................................................................
 Net realized gains on securities                  (3.26)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (3.32)            (0.04)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  37.49          $  38.41
                                                --------          --------
 .........................................................................
 Total return                                       6.45%            18.53%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $528,827          $321,532
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.71%+            0.72%+
 .........................................................................
  Expenses, excluding fee credits                   0.71%+            0.72%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.82%+            0.84%+
 .........................................................................
  Net investment income                             0.31%+            0.19%+
 .........................................................................
 Portfolio turnover rate                              59%               80%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                              (Unaudited) #   June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $  38.36          $  36.10
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.01             (0.08)
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              2.32              2.34
                                                --------          --------
 .........................................................................
 Total from investment operations                   2.33              2.26
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.02)                0
 .........................................................................
 Net realized gains on securities                  (3.26)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (3.28)                0
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  37.41          $  38.36
                                                --------          --------
 .........................................................................
 Total return                                       6.27%             6.29%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $ 11,797          $  2,373
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.96%+            0.97%+
 .........................................................................
  Expenses, excluding fee credits                   0.96%+            0.97%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.08%+            1.09%+
 .........................................................................
  Net investment income                             0.06%+           (0.27%)+
 .........................................................................
 Portfolio turnover rate                              59%               80%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $ 226.02          $ 203.35
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              1.54              1.60
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (6.36)            22.67
                                                --------          --------
 .........................................................................
 Total from investment operations                  (4.82)            24.27
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (1.62)            (1.60)
 .........................................................................
 Net realized gains on securities                  (4.89)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (6.51)            (1.60)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $ 214.69          $ 226.02
                                                --------          --------
 .........................................................................
 Total return                                      (2.06%)           11.95%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $348,059          $287,194
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.71%+            0.75%+
 .........................................................................
  Expenses, excluding fee credits                   0.71%+            0.75%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.81%+            0.85%+
 .........................................................................
  Net investment income                             1.46%+            1.26%+
 .........................................................................
 Portfolio turnover rate                              13%               12%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $ 226.04          $ 223.08
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              1.15              0.61
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (6.21)             3.13
                                                --------          --------
 .........................................................................
 Total from investment operations                  (5.06)             3.74
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (1.34)            (0.78)
 .........................................................................
 In excess of net investment income                (4.89)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (6.23)            (0.78)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $ 214.75          $ 226.04
                                                --------          --------
 .........................................................................
 Total return                                      (2.17%)            1.68%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $  1,730          $  1,327
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.96%+            1.00%+
 .........................................................................
  Expenses, excluding fee credits                   0.96%+            1.00%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.06%+            1.10%+
 .........................................................................
  Net investment income                             1.21%+            0.93%+
 .........................................................................
 Portfolio turnover rate                              13%               12%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

    Shares                                                            Value

 COMMON STOCKS - 98.4%
             Automotive Equipment & Manufacturing - 1.6%
     235,000 Arvin Industries, Inc. ...........................   $    9,796,563
     360,000 Ford Motor Co. ...................................       21,127,500
                                                                  --------------
                                                                      30,924,063
                                                                  --------------
             Banks - 5.8%
     425,000 Bank One Corp. ...................................       21,701,562
     525,000 Bankamerica Corp. ................................       31,565,625
     225,000 BankBoston Corp. .................................        8,760,938
      55,000 Bankers Trust Corp. ..............................        4,699,063
     335,000 Chase Manhattan Corp. ............................       22,800,937
     225,000 Fleet Financial Group, Inc. ......................       10,054,687
     300,000 KeyCorp ..........................................        9,600,000
                                                                  --------------
                                                                     109,182,812
                                                                  --------------
             Building, Construction &
              Furnishings - 0.2%
     150,000 Masco Corp. ......................................        4,312,500
                                                                  --------------
             Business Equipment &
              Services - 1.2%
     115,000 *Compuware Corp. .................................        8,984,375
   1,100,000 *Office Max, Inc. ................................       13,475,000
                                                                  --------------
                                                                      22,459,375
                                                                  --------------
             Capital Goods - 0.9%
     158,600 Case Corp. .......................................        3,459,463
     135,000 Deere & Co. ......................................        4,471,875
     285,000 LucasVarity Plc, ADR..............................        9,547,500
                                                                  --------------
                                                                      17,478,838
                                                                  --------------
             Chemical & Agricultural
              Products - 2.1%
     300,000 *Cytec Industries, Inc. ..........................        6,375,000
     645,000 Du Pont (E. I.) De Nemours & Co. .................       34,225,312
                                                                  --------------
                                                                      40,600,312
                                                                  --------------
             Communication Systems &
              Services - 5.0%
     340,000 *Cisco Systems, Inc. .............................       31,556,250
     625,000 *MCI WorldCom, Inc. ..............................       44,843,750
     270,000 *Tellabs, Inc. ...................................       18,511,875
                                                                  --------------
                                                                      94,911,875
                                                                  --------------
             Consumer Products &
              Services - 2.6%
     225,000 *Fruit Of The Loom, Inc. Cl. A....................        3,107,812
     200,000 Gillette Co. .....................................        9,662,500
     375,000 Premark International, Inc. ......................       12,984,375
     355,000 Stanley Works.....................................        9,851,250
     250,000 Whirlpool Corp. ..................................       13,843,750
                                                                  --------------
                                                                      49,449,687
                                                                  --------------
             Diversified Companies - 1.3%
     335,000 Tyco International Ltd. ..........................       25,271,563
                                                                  --------------
             Electrical Equipment &
              Services - 3.8%
     700,000 General Electric Co. .............................       71,443,750
                                                                  --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Environmental Services - 1.9%
     610,000 *Allied Waste Industries, Inc. ...................   $   14,411,250
     460,000 Waste Management, Inc. ...........................       21,447,500
                                                                  --------------
                                                                      35,858,750
                                                                  --------------
             Finance & Insurance - 6.6%
     215,000 Allmerica Financial Corp. ........................       12,443,125
     475,000 Allstate Corp. ...................................       18,346,875
     125,000 American International Group, Inc. ...............       12,078,125
     235,000 *Amerin Corp. ....................................        5,551,875
     200,000 Citigroup, Inc. ..................................        9,900,000
     218,000 Franklin Resources, Inc. .........................        6,976,000
     150,000 Loews Corp. ......................................       14,737,500
     265,000 MGIC Investment Corp. ............................       10,550,312
     250,000 Morgan Stanley, Dean Witter, Discover & Co. ......       17,750,000
     155,000 PMI Group, Inc. ..................................        7,653,125
     120,000 Providian Financial Corp. ........................        9,000,000
                                                                  --------------
                                                                     124,986,937
                                                                  --------------
             Food & Beverage
              Products - 8.5%
     165,000 Bestfoods.........................................        8,786,250
     900,000 Coca Cola Co. ....................................       60,187,500
     150,000 Conagra, Inc. ....................................        4,725,000
     280,000 Fortune Brands, Inc. .............................        8,855,000
     850,000 Philip Morris Companies, Inc. ....................       45,475,000
     520,000 RJR Nabisco Holdings Corp. .......................       15,437,500
     200,000 *Safeway, Inc. ...................................       12,187,500
     170,000 Sara Lee Corp. ...................................        4,791,875
                                                                  --------------
                                                                     160,445,625
                                                                  --------------
             Healthcare Products &
              Services - 15.8%
     450,000 Abbott Laboratories...............................       22,050,000
     305,000 *Amgen, Inc. .....................................       31,891,562
     600,000 *Boston Scientific Corp. .........................       16,087,500
      75,000 Bristol-Myers Squibb Co. .........................       10,035,938
     270,000 *Covance, Inc. ...................................        7,863,750
     300,000 HBO & Co. ........................................        8,606,250
     305,000 *Health Management Associates,
              Inc. Cl. A.......................................        6,595,625
     320,000 *HEALTHSOUTH Corp. ...............................        4,940,000
     250,000 Johnson & Johnson.................................       20,968,750
     260,000 *Lincare Holdings, Inc. ..........................       10,546,250
     125,000 Merck & Co., Inc. ................................       18,460,937
     215,000 Mylan Laboratories, Inc. .........................        6,772,500
     175,000 Pfizer, Inc. .....................................       21,951,562
     430,000 Schering-Plough Corp. ............................       23,757,500
     525,000 SmithKline Beecham Plc, ADR.......................       36,487,500
     540,000 *Tenet Healthcare Corp. ..........................       14,175,000
     265,000 Teva Pharmaceutical Industries
              Ltd., ADR........................................       10,782,188
     350,000 Warner-Lambert Co. ...............................       26,315,625
                                                                  --------------
                                                                     298,288,437
                                                                  --------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                         Value

 COMMON STOCKS - continued
             Industrial Specialty Products &
              Services - 0.3%
     152,500 Trinity Industries, Inc. .....................   $    5,871,250
                                                              --------------
             Information Services &
              Technology - 17.5%
     375,000 *Adaptec, Inc. ...............................        6,585,938
     270,000 *Altera Corp. ................................       16,436,250
     425,000 *Applied Materials, Inc. .....................       18,142,188
     400,000 *Cadence Design Systems, Inc. ................       11,900,000
     765,000 Compaq Computer Corp. ........................       32,082,187
     260,000 Computer Associates
              International, Inc. .........................       11,082,500
     135,000 *Comverse Technology, Inc. ...................        9,585,000
     320,000 *Dell Computer Corp. .........................       23,420,000
     360,000 Intel Corp. ..................................       42,682,500
     280,000 International Business Machines Corp. ........       51,730,000
     245,000 *Microsoft Corp. .............................       33,978,437
     250,000 *Network Associates, Inc. ....................       16,562,500
     470,000 *Oracle Systems Corp. ........................       20,268,750
     390,000 *Quantum Corp. ...............................        8,287,500
     200,000 *SCI Systems, Inc. ...........................       11,550,000
     200,000 *Synopsys, Inc. ..............................       10,850,000
     175,000 Varian Associates, Inc. ......................        6,628,125
                                                              --------------
                                                                 331,771,875
                                                              --------------
             Metal Products &
              Services - 0.8%
      65,000 Aluminum Co. of America.......................        4,846,563
     195,000 Crown Cork & Seal Co., Inc. ..................        6,008,437
     425,000 Titanium Metals Corp. ........................        3,612,500
                                                              --------------
                                                                  14,467,500
                                                              --------------
             Oil/Energy - 7.2%
     280,000 Anadarko Petroleum Corp. .....................        8,645,000
     395,000 Elf Aquitaine, ADR............................       22,366,875
     465,000 Enron Corp. ..................................       26,534,062
     100,000 Mobil Corp. ..................................        8,712,500
     725,000 *Newpark Resources, Inc. .....................        4,939,063
     210,000 Phillips Petroleum Co. .......................        8,951,250
     325,000 Texaco, Inc. .................................       17,184,375
     460,000 Tosco Corp. ..................................       11,902,500
     460,000 Ultramar Diamond Shamrock Corp. ..............       11,155,000
     590,000 YPF SA, ADR...................................       16,483,125
                                                              --------------
                                                                 136,873,750
                                                              --------------
             Oil Field Services - 1.0%
     380,000 Diamond Offshore Drilling, Inc. ..............        9,001,250
     488,000 *R & B Falcon Corp. ..........................        3,721,000
     335,000 *Weatherford International, Inc. .............        6,490,625
                                                              --------------
                                                                  19,212,875
                                                              --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.1%
     255,000 Bowater, Inc. ....................................   $   10,566,562
     185,000 *Sealed Air Corp. ................................        9,446,563
                                                                  --------------
                                                                      20,013,125
                                                                  --------------
             Real Estate - 1.3%
     460,000 FelCor Lodging Trust Inc. REIT....................       10,608,750
     500,000 Simon Property Group Inc. REIT....................       14,250,000
                                                                  --------------
                                                                      24,858,750
                                                                  --------------
             Retailing & Wholesale - 5.0%
     300,000 Dayton Hudson Corp. ..............................       16,275,000
     890,000 Family Dollar Stores, Inc. .......................       19,580,000
     235,000 *Federated Department Stores, Inc. ...............       10,237,187
     300,000 Liz Claiborne, Inc. ..............................        9,468,750
     260,000 Lowe's Companies, Inc. ...........................       13,308,750
     450,000 *Reebok International Ltd. .......................        6,693,750
     215,000 Sears, Roebuck & Co. .............................        9,137,500
     560,000 *Toys R Us, Inc. .................................        9,450,000
                                                                  --------------
                                                                      94,150,937
                                                                  --------------
             Telecommunication Services &
              Equipment - 1.1%
     175,000 Nokia Corp. ADR...................................       21,076,563
                                                                  --------------
             Transportation - 0.9%
     300,000 Burlington Northern Santa Fe Corp. ...............       10,125,000
     125,000 Kansas City Southern Industries, Inc. ............        6,148,438
                                                                  --------------
                                                                      16,273,438
                                                                  --------------
             Utilities - Electric - 2.7%
     510,000 Cinergy Corp. ....................................       17,531,250
     290,000 CMS Energy Corp. .................................       14,046,875
     430,000 GPU, Inc. ........................................       19,000,625
                                                                  --------------
                                                                      50,578,750
                                                                  --------------
             Utilities - Telephone - 1.9%
      82,500 Century Telephone Enterprises, Inc. ..............        5,568,750
     475,000 GTE Corp. ........................................       30,875,000
                                                                  --------------
                                                                      36,443,750
                                                                  --------------
             Utilities - 0.3%
     325,000 MCN Corp. ........................................        6,195,313
                                                                  --------------
             Total Common Stocks
              (cost $1,332,770,480)............................    1,863,402,400
                                                                  --------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

 Principal
  Amount                                      Value

SHORT-TERM INVESTMENTS - 4.2%
             Repurchase Agreement - 2.2%
$40,867,256  Dresdner Bank AG 4.25%,
              dated 12/31/98, due 1/4/99,
              maturity value $40,886,554
              (cost $40,867,256) (a)..... $   40,867,256
                                          --------------
             U.S. Government Agency
              Obligations - 0.1%
             U.S. Treasury Bills
  1,500,000  3.80%, 1/28/99..............      1,495,725
    100,000  3.85%, 1/21/99..............         99,785
                                          --------------
                                               1,595,510
                                          --------------

  Shares                                         Value

             Money Market Shares - 1.9%
 36,666,002  Valiant General Fund
              (cost, $36,666,002)...........     36,666,002
                                             --------------
             Total Short-Term Investments
              (cost $79,128,768)............     79,128,768
                                             --------------
             Total Investments
              (cost $1,411,899,248).. 102.6%  1,942,531,168
             Other Assets and
              Liabilities - net......  (2.6)   (49,693,421)
                                      ------ --------------
             Net Assets.............. 100.0% $1,892,837,747
                                      ====== ==============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $37,135,000 U.S. Treasury Inflation Index Notes, 3.625%, 4/15/28; value including accrued interest - $36,475,561 and $10,790,000 U.S. Treasury STRIP, 8/5/12; value including accrued interest -
     $5,213,728.
Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust
STRIP Separate Trading of Registered Interest and Principle of Securities

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                          Value

 COMMON STOCKS - 96.8%
            Aerospace & Defense - 1.1%
    140,000 Raytheon Co. Cl. A...............................   $  7,236,250
                                                                ------------
            Automotive Equipment
            & Manufacturing - 0.9%
    125,000 Goodyear Tire & Rubber Co. ......................      6,304,688
                                                                ------------
            Banks - 7.2%
    219,996 Bank One Corp. ..................................     11,233,546
    200,000 Bankamerica Corp. ...............................     12,025,000
     70,000 BankBoston Corp. ................................      2,725,625
     75,000 Chase Manhattan Corp. ...........................      5,104,687
     98,400 Fleet Financial Group, Inc. .....................      4,397,250
    250,000 PNC Bank Corp. ..................................     13,531,250
                                                                ------------
                                                                  49,017,358
                                                                ------------
            Building, Construction &
            Furnishings - 0.7%
    170,000 Masco Corp. .....................................      4,887,500
                                                                ------------
            Business Equipment &
            Services - 0.7%
     60,000 *Compuware Corp. ................................      4,687,500
                                                                ------------
            Chemical & Agricultural
            Products - 1.6%
    205,400 Du Pont (E. I.) De Nemours & Co. ................     10,899,038
                                                                ------------
            Communication Systems &
            Services - 6.2%
    200,000 *Cisco Systems, Inc. ............................     18,562,500
    200,000 *MCI WorldCom, Inc. .............................     14,350,000
    140,000 *Tellabs, Inc. ..................................      9,598,750
                                                                ------------
                                                                  42,511,250
                                                                ------------
            Consumer Products &
            Services - 3.7%
    200,000 Procter & Gamble Co. ............................     18,262,500
    132,600 Whirlpool Corp. .................................      7,342,725
                                                                ------------
                                                                  25,605,225
                                                                ------------
            Diversified Companies - 3.3%
    300,000 Tyco International Ltd. .........................     22,631,250
                                                                ------------
            Electrical Equipment &
            Services - 5.2%
    259,900 General Electric Co. ............................     26,526,044
    150,000 Motorola, Inc. ..................................      9,159,375
                                                                ------------
                                                                  35,685,419
                                                                ------------
            Environmental Services - 0.5%
     80,000 Waste Management, Inc. ..........................      3,730,000
                                                                ------------
            Finance & Insurance - 7.1%
    420,600 Allstate Corp. ..................................     16,245,675
    170,000 Citigroup, Inc. .................................      8,415,000
    215,000 Countrywide Credit Industries, Inc. .............     10,790,312
     65,000 Loews Corp. .....................................      6,386,250
     65,000 Merrill Lynch & Co., Inc. .......................      4,338,750
     80,000 Price (T.) Rowe & Associates, Inc. ..............      2,740,000
                                                                ------------
                                                                  48,915,987
                                                                ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Food & Beverage Products - 10.9%
    363,300 Bestfoods............................................   $ 19,345,725
    224,800 Coca Cola Co. .......................................     15,033,500
    266,700 Fortune Brands, Inc. ................................      8,434,387
    265,000 Philip Morris Companies, Inc. .......................     14,177,500
    200,000 *Safeway, Inc. ......................................     12,187,500
    200,000 Sara Lee Corp. ......................................      5,637,500
                                                                    ------------
                                                                      74,816,112
                                                                    ------------
            Healthcare Products &
            Services - 13.2%
    100,000 Bristol-Myers Squibb Co. ............................     13,381,250
    145,000 Johnson & Johnson....................................     12,161,875
    250,000 *Lincare Holdings, Inc. .............................     10,140,625
    203,500 Pfizer, Inc. ........................................     25,526,531
    170,000 SmithKline Beecham Plc, ADR..........................     11,815,000
    180,000 *Tenet Healthcare Corp. .............................      4,725,000
    170,000 Warner-Lambert Co. ..................................     12,781,875
                                                                    ------------
                                                                      90,532,156
                                                                    ------------
            Information Services &
            Technology - 10.4%
    200,000 Compaq Computer Corp. ...............................      8,387,500
    100,000 Intel Corp. .........................................     11,856,250
    124,900 International Business Machines Corp. ...............     23,075,275
    170,000 *Microsoft Corp. ....................................     23,576,875
     50,000 *Sun Microsystems, Inc. .............................      4,281,250
                                                                    ------------
                                                                      71,177,150
                                                                    ------------
            Manufacturing - Distributing - 0.5%
     50,000 Philips Electronics NV...............................      3,384,375
                                                                    ------------
            Metal Products & Services - 1.5%
     40,955 Aluminum Co. of America..............................      3,053,707
    328,000 USX United States Steel Group........................      7,544,000
                                                                    ------------
                                                                      10,597,707
                                                                    ------------
            Natural Gas - 0.5%
    100,000 El Paso Energy Corp. Delaware........................      3,481,250
                                                                    ------------
            Oil/Energy - 6.4%
     90,000 Atlantic Richfield Co. ..............................      5,872,500
    170,000 Cabot Corp. .........................................      4,749,375
    170,000 Mobil Corp. .........................................     14,811,250
    130,000 Tosco Corp. .........................................      3,363,750
    100,000 Ultramar Diamond Shamrock Corp. .....................      2,425,000
    225,000 Williams Companies, Inc. ............................      7,017,188
    200,000 YPF SA, ADR..........................................      5,587,500
                                                                    ------------
                                                                      43,826,563
                                                                    ------------
            Oil Field Services - 0.5%
     71,500 Diamond Offshore Drilling, Inc. .....................      1,693,656
    225,000 *R & B Falcon Corp. .................................      1,715,625
                                                                    ------------
                                                                       3,409,281
                                                                    ------------
            Paper & Packaging - 1.1%
    180,000 Bowater, Inc. .......................................      7,458,750
                                                                    ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Retailing & Wholesale - 2.4%
     99,000 Dayton Hudson Corp. .................................   $  5,370,750
    110,000 Family Dollar Stores, Inc. ..........................      2,420,000
    200,000 *Federated Department Stores, Inc. ..................      8,712,500
                                                                    ------------
                                                                      16,503,250
                                                                    ------------
            Telecommunication Services &
            Equipment - 1.0%
     57,900 Nokia Corp. ADR......................................      6,973,331
                                                                    ------------
            Textile & Apparel - 0.9%
    129,300 V. F. Corp. .........................................      6,060,938
                                                                    ------------
            Transportation - 1.5%
    300,000 Burlington Northern Santa Fe Corp. ..................     10,125,000
                                                                    ------------
            Utilities - Electric - 3.3%
    554,300 Houston Industries, Inc. ............................     17,806,887
    125,000 PacifiCorp...........................................      2,632,813
     50,000 Pinnacle West Capital Corp. .........................      2,118,750
                                                                    ------------
                                                                      22,558,450
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Utilities - Telephone - 4.5%
    120,000 Century Telephone Enterprises, Inc. .................   $  8,100,000
    346,000 GTE Corp. ...........................................     22,490,000
                                                                    ------------
                                                                      30,590,000
                                                                    ------------
            Total Common Stocks
             (cost $581,758,909).................................    663,605,778
                                                                    ------------
 PREFERRED STOCKS - 1.8%
            Printing, Publishing, Broadcasting &
            Entertainment - 1.8%
    510,200 News Corp. Ltd. ADR
             (cost $11,451,485)..................................   $ 12,595,563
                                                                    ------------

 Principal
   Amount
 SHORT-TERM INVESTMENT - 1.4%
            Repurchase Agreement - 1.4%
 $9,834,588 Dresdner Bank AG
             4.25%, dated 12/31/98, due 1/4/99, maturity value
             $9,839,232 (cost $9,834,588)(a).....................      9,834,588
                                                                    ------------
            Total Investments
             (cost $603,044,982).........................    100.0%  686,035,929
            Other Assets and
             Liabilities - net...........................      0.0      (157,459)
                                                            ------  ------------
            Net Assets...................................    100.0% $685,878,470
                                                            ======  ============

 * Non-income producing securities.
(a) At December 31,1998, the repurchase agreement was collateralized by:
    $9,975,000 U.S. Treasury Inflation Index Notes, 3.625%, 1/15/08; value including accrued interest - $10,033,783.

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 96.6%
             Automotive Equipment &
              Manufacturing - 1.1%
     108,000 Goodyear Tire & Rubber Co. .........................   $  5,447,250
                                                                    ------------
             Banks - 10.2%
     236,780 Bank One Corp. .....................................     12,090,579
     190,000 Bankamerica Corp. ..................................     11,423,750
     248,400 BankBoston Corp. ...................................      9,672,075
      60,070 Bankers Trust Corp. ................................      5,132,231
     164,000 Fleet Financial Group, Inc. ........................      7,328,750
      96,775 Mellon Bank Corp. ..................................      6,653,281
                                                                    ------------
                                                                      52,300,666
                                                                    ------------
             Building, Construction &
              Furnishings - 2.0%
     361,000 Masco Corp. ........................................     10,378,750
                                                                    ------------
             Business Equipment &
              Services - 1.7%
     112,800 *Compuware Corp. ...................................      8,812,500
                                                                    ------------
             Chemical & Agricultural
              Products - 1.0%
      95,000 Du Pont (E. I.) De Nemours & Co. ...................      5,040,938
                                                                    ------------
             Communication Systems &
              Services - 6.6%
     187,050 *Cisco Systems, Inc. ...............................     17,360,578
     231,000 *MCI WorldCom, Inc. ................................     16,574,250
                                                                    ------------
                                                                      33,934,828
                                                                    ------------
             Consumer Products &
              Services - 3.7%
     145,900 Procter & Gamble Co. ...............................     13,322,494
      97,600 Whirlpool Corp. ....................................      5,404,600
                                                                    ------------
                                                                      18,727,094
                                                                    ------------
             Diversified Companies - 2.9%
     196,000 Tyco International Ltd. ............................     14,785,750
                                                                    ------------
             Electrical Equipment &
              Services - 3.4%
     172,560 General Electric Co. ...............................     17,611,905
                                                                    ------------
             Environmental Services - 2.4%
     262,500 Waste Management, Inc. .............................     12,239,062
                                                                    ------------
             Finance & Insurance - 7.8%
     279,600 Allstate Corp. .....................................     10,799,550
     224,500 Citigroup, Inc. ....................................     11,112,750
     180,250 Federal National Mortgage Association...............     13,338,500
      68,500 Merrill Lynch & Co., Inc. ..........................      4,572,375
                                                                    ------------
                                                                      39,823,175
                                                                    ------------
             Food & Beverage Products - 6.5%
     113,500 Bestfoods...........................................      6,043,875
     162,850 Coca Cola Co. ......................................     10,890,594
     106,200 Philip Morris Companies, Inc. ......................      5,681,700
     173,600 *Safeway, Inc. .....................................     10,578,750
                                                                    ------------
                                                                      33,194,919
                                                                    ------------

   Shares                                                         Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 15.9%
     124,000 Bristol-Myers Squibb Co. ......................   $ 16,592,750
     330,400 HBO & Co. .....................................      9,478,350
     515,000 *HEALTHSOUTH Corp. ............................      7,950,312
     172,885 Johnson & Johnson..............................     14,500,729
     142,180 *Lincare Holdings, Inc. .......................      5,767,176
     110,870 Pfizer, Inc. ..................................     13,907,256
     131,000 *Quintiles Transnational Corp. ................      6,992,125
      82,600 Warner-Lambert Co. ............................      6,210,488
                                                               ------------
                                                                 81,399,186
                                                               ------------
             Information Services &
              Technology - 12.4%
     417,800 Compaq Computer Corp. .........................     17,521,487
      64,200 Intel Corp. ...................................      7,611,713
      45,500 International Business Machines Corp. .........      8,406,125
     138,000 *Microsoft Corp. ..............................     19,138,875
     121,000 *Network Associates, Inc. .....................      8,016,250
     138,000 *Quantum Corp. ................................      2,932,500
                                                               ------------
                                                                 63,626,950
                                                               ------------
             Metal Products &
              Services - 1.0%
      71,000 Aluminum Co. of America........................      5,293,937
                                                               ------------
             Oil / Energy - 4.4%
      78,000 Mobil Corp. ...................................      6,795,750
     197,400 Texaco, Inc. ..................................     10,437,525
     183,700 YPF SA, ADR....................................      5,132,119
                                                               ------------
                                                                 22,365,394
                                                               ------------
             Paper & Packaging - 1.1%
     134,600 Bowater, Inc. .................................      5,577,487
                                                               ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.8%
     247,200 News Corp, Ltd. ...............................      6,535,350
      41,700 Omnicom Group, Inc. ...........................      2,418,600
                                                               ------------
                                                                  8,953,950
                                                               ------------
             Real Estate - 0.7%
     153,800 FelCor Lodging Trust Inc. REIT.................      3,547,013
                                                               ------------
             Retailing & Wholesale - 2.4%
     157,200 Dayton Hudson Corp. ...........................      8,528,100
     164,400 Family Dollar Stores, Inc. ....................      3,616,800
                                                               ------------
                                                                 12,144,900
                                                               ------------
             Transportation - 1.3%
     189,000 Burlington Northern Santa Fe Corp. ............      6,378,750
                                                               ------------
             Utilities - Electric - 2.2%
     323,700 Cinergy Corp. .................................     11,127,187
                                                               ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Utilities - Telephone - 4.1%
     112,500 Century Telephone Enterprises, Inc. ................   $  7,593,750
     207,700 GTE Corp. ..........................................     13,500,500
                                                                    ------------
                                                                      21,094,250
                                                                    ------------
             Total Common Stocks
              (cost $367,996,341)................................    493,805,841
                                                                    ------------

  Principal
   Amount                                                        Value

 SHORT-TERM INVESTMENTS - 3.4%
             Repurchase Agreement - 3.4%
 $17,500,209 Dresdner Bank AG
              4.25%, dated 12/31/98, due 1/4/99, maturity
              value $17,508,473 (cost $17,500,209) (a).....     17,500,209
                                                              ------------

   Shares

             Money Market Shares - 0.0%
       1,661 Valiant General Fund
              (cost $1,661).....................................          1,661
                                                                   ------------
             Total Investments
              (cost $385,498,211)........................   100.0% $511,307,711
             Other Assets and
              Liabilities - net..........................     0.0       (80,997)
                                                            -----  ------------
             Net  Assets.................................   100.0% $511,226,714
                                                            =====  ============

* Non-income producing securities
(a) At December 31,1998, the repurchase agreement was collateralized by:
    $7,730,000 U.S. Treasury Notes, 5.875%, 7/31/99; value including accrued interest-$7,971,996, $9,524,000 U.S. Treasury Notes, 6.00%,
    8/15/99; value including accrued interest - $9,815,720, and $65,000 U.S. Treasury Notes, 5.625%, 11/30/99; value including accrued interest - $65,880.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

 Shares                                                                 Value
 COMMON STOCKS - 99.6%
         Advertising & Related Services - 2.0%
  51,100 * ADVO, Inc. ............................................   $ 1,347,763
                                                                     -----------
         Aerospace & Defense - 1.6%
  12,900 Alliant Techsystems, Inc. ...............................     1,063,444
                                                                     -----------
         Automotive Equipment &
          Manufacturing - 1.2%
  25,200 Midas, Inc. .............................................       784,350
                                                                     -----------
         Banks - 2.4%
  34,300 SIS Bancorp, Inc. .......................................     1,574,584
                                                                     -----------
         Building, Construction &
          Furnishings - 2.2%
  22,100 * CompX International, Inc. Cl. A........................       582,888
  31,300 * Wackenhut Corrections Corp. ...........................       895,962
                                                                     -----------
                                                                       1,478,850
                                                                     -----------
         Business Equipment & Services - 4.7%
  27,400 Abacus Direct Corp. .....................................     1,254,406
  30,200 * Hagler Bailly, Inc. ...................................       620,988
  49,400 * Market Facts, Inc. ....................................     1,241,175
                                                                     -----------
                                                                       3,116,569
                                                                     -----------
         Chemical & Agricultural Products - 1.8%
  33,800 OM Group, Inc. ..........................................     1,233,700
                                                                     -----------
         Communication Systems &
          Services - 1.0%
  10,400 * Exodus Communications, Inc. ...........................       671,450
                                                                     -----------
         Consumer Products & Services - 4.9%
  37,300 * Chattem, Inc. .........................................     1,778,743
  38,500 * Scotts Co. (The) Cl. A.................................     1,479,844
                                                                     -----------
                                                                       3,258,587
                                                                     -----------
         Education - 8.0%
  43,646 * Bright Horizons Family Solutions, Inc. ................     1,183,898
  52,400 * Career Education Corp. ................................     1,572,000
  69,100 * CBT Group Public Ltd. .................................     1,032,181
  76,500 * Computer Learning Centers, Inc. .......................       509,203
  29,000 Strayer Education, Inc. .................................     1,019,531
                                                                     -----------
                                                                       5,316,813
                                                                     -----------
         Electrical Equipment & Services - 8.1%
  43,300 * Artisan Components, Inc. ..............................       228,678
  39,500 * Asyst Technologies, Inc. ..............................       807,281
  49,800 * Atmel Corp. ...........................................       761,006
  55,200 * DII Group, Inc. .......................................     1,266,150
  29,800 * Pri Automation, Inc. ..................................       769,213
  43,600 * Sipex Corp. ...........................................     1,546,438
                                                                     -----------
                                                                       5,378,766
                                                                     -----------
         Finance & Insurance - 4.9%
  33,200 Annuity & Life Re, Ltd. .................................       888,100
  29,467 * Delphi Financial Group, Inc. ..........................     1,545,176
  25,000 * Telebanc Financial Corp. ..............................       854,687
                                                                     -----------
                                                                       3,287,963
                                                                     -----------

 Shares                                                                Value
 COMMON STOCKS - continued
         Finance - 1.9%
  20,900 Investors Financial Services Corp. .....................   $ 1,247,469
                                                                    -----------
         Healthcare Products &
          Services - 7.3%
  35,200 Ballard Medical Products................................       855,800
  24,100 * Barr Labs Inc. .......................................     1,156,800
   7,300 * Minimed Inc. .........................................       765,587
  37,750 * Renal Care Group, Inc. ...............................     1,094,750
  30,150 * Xomed Surgical Products, Inc. ........................       964,800
                                                                    -----------
                                                                      4,837,737
                                                                    -----------
         Industrial Specialty Products &
          Services - 5.1%
  31,500 Kaydon Corp. ...........................................     1,261,969
  37,200 Roper Industries, Inc. .................................       757,950
  28,900 Superior Telecom, Inc. .................................     1,365,525
                                                                    -----------
                                                                      3,385,444
                                                                    -----------
         Information Services &
          Technology - 20.1%
  19,000 * Applied Micro Circuits Corp. .........................       646,000
  18,100 * Broadvision, Inc. ....................................       585,422
  23,300 * Choicepoint, Inc. ....................................     1,502,850
  52,900 * DA Consulting Group, Inc. ............................     1,127,431
  47,300 * Electronics for Imaging, Inc. ........................     1,890,522
  51,000 * FileNet Corp. ........................................       584,906
  32,100 * Forrester Research, Inc. .............................     1,405,378
  22,800 * Kronos Inc. ..........................................     1,013,887
  39,500 * Maximus, Inc. ........................................     1,461,500
  13,700 * Mercury Interactive Corp. ............................       865,669
  13,200 * PMC Sierra, Inc. .....................................       832,013
  22,900 * Progress Software Corp. ..............................       774,306
  12,600 * Usweb Corp. ..........................................       331,538
  18,400 * Verio, Inc. ..........................................       409,400
                                                                    -----------
                                                                     13,430,822
                                                                    -----------
         Leisure & Tourism - 2.1%
  43,300 * Steiner Leisure Ltd. .................................     1,384,247
                                                                    -----------
         Machinery - Diversified - 3.6%
  25,300 Astec Industries, Inc. .................................     1,407,313
  64,000 * Rental Service Corp. .................................     1,004,000
                                                                    -----------
                                                                      2,411,313
                                                                    -----------
         Manufacturing - Distributing - 2.0%
  52,000 * National R. V. Holdings, Inc. ........................     1,339,000
                                                                    -----------
         Oil/Energy - 1.3%
  30,500 * Newfield Exploration Co. .............................       636,688
  32,400 * Seven Seas Petroleum, Inc. ...........................       216,675
                                                                    -----------
                                                                        853,363
                                                                    -----------
         Oil Field Services - 1.0%
  34,800 * Core Laboratories NV .................................       665,550
                                                                    -----------
         Printing, Publishing, Broadcasting & Entertainment -
           3.4%
  42,900 * Big Flower Holdings, Inc. ............................       946,481
  40,700 * Hearst-Argyle Television, Inc. .......................     1,343,100
                                                                    -----------
                                                                      2,289,581
                                                                    -----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


 Shares                                                                 Value
 COMMON STOCKS - continued
         Retailing & Wholesale - 1.1%
  18,300 * Ann Taylor Stores Corp. ................................   $  721,706
                                                                      ----------
         Telecommunication Services &
          Equipment - 6.8%
  57,100 *Antec Corp...............................................    1,152,706
  72,800 *Boston Communications Group..............................      928,200
  15,800 *Esprit Telecom Group, Plc, ADR...........................      745,562
  40,200 *ITC Deltacom.............................................      610,538
  48,700 *Viatel, Inc. ............................................    1,118,578
                                                                      ----------
                                                                       4,555,584
                                                                      ----------
         Transportation - 1.1%
  41,600 *Covenant Transport, Inc. Cl. A ..........................      743,600
                                                                      ----------
         Total Common Stocks
          (cost $56,609,307).......................................   66,378,255
                                                                      ----------



 Principal
  Amount                                                              Value
 SHORT-TERM INVESTMENTS - 1.1%
           Repurchase Agreement - 1.1%
 $714,000  EIMC Joint Repurchase Agreement Investments in
            repurchase agreements, in a joint trading account,
            dated 12/31/98, 5.02%, due 1/4/99, maturity value
            $714,398 (cost $714,000) (a).........................  $   714,000
                                                                   -----------
           Total Investments
            (cost $57,323,307)..........................    100.7%  67,092,255
           Other Assets and
            Liabilities - net...........................     (0.7)    (451,186)
                                                           ------- -----------
           Net Assets...................................    100.0% $66,641,069
                                                           ======= ===========


* Non-income producing securities.
(a) The repurchase agreements are fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1998.

Summary of Abbreviations:
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 97.4%
            Automotive Equipment &
             Manufacturing - 2.9%
     40,000 Arvin Industries, Inc. ..............................   $  1,667,500
     60,000 Wabash National Corp. ...............................      1,218,750
                                                                    ------------
                                                                       2,886,250
                                                                    ------------
            Banks - 9.4%
     10,000 ABC Bancorp..........................................        126,250
      9,500 Bank of Commerce.....................................        159,125
     19,500 Britton & Koontz Capital Corp. ......................        386,344
     27,500 BSB Bancorp, Inc. ...................................        904,062
     67,400 *Civic Bancorp.......................................        893,050
     56,910 Commercial Bankshares, Inc. .........................      1,308,930
     50,000 Cowlitz Bancorp......................................        393,750
     15,000 First Liberty Financial Corp. .......................        315,000
     20,000 First State Bancorp..................................        415,000
     30,000 Granite State Bankshares, Inc. ......................        705,000
     14,000 Hancock Holding Co. .................................        637,000
     10,815 Hubco, Inc. .........................................        325,802
     50,000 Independent Bankshares, Inc. ........................        575,000
     10,000 Pacific Century Financial Corp. .....................        243,750
      7,000 *PNB Financial Group.................................        200,375
     75,000 *Pointe Financial Corp. .............................        773,438
     29,800 Seacoast Banking Corp. of Florida Cl. A..............        845,575
                                                                    ------------
                                                                       9,207,451
                                                                    ------------
            Building, Construction &
             Furnishings - 9.7%
      6,700 *Beazer Homes USA, Inc. .............................        167,500
     47,000 *CompX International, Inc. Cl. A.....................      1,239,625
     20,000 *Crossmann Communities, Inc. ........................        552,500
     20,000 D.R. Horton, Inc. ...................................        460,000
     60,000 *Gehl Co. ...........................................        922,500
     75,000 *Genlyte Group, Inc. ................................      1,406,250
     17,000 *Knoll, Inc. ........................................        503,625
     25,000 *Koala Corp. ........................................        434,375
     50,000 La-Z-Boy Chair Co. ..................................        890,625
     22,500 *Monaco Coach Corp. .................................        596,250
     75,000 Shelby Williams Industries, Inc. ....................        900,000
     40,100 *Stanley Furniture Co., Inc. ........................        731,825
     30,000 *Toll Brothers, Inc. ................................        676,875
                                                                    ------------
                                                                       9,481,950
                                                                    ------------
            Business Equipment &
             Services - 0.3%
      9,000 *Zebra Technologies Corp. Cl. A......................        258,750
                                                                    ------------
            Communication Systems &
             Services - 0.9%
     20,000 *Orbital Sciences Corp. .............................        885,000
                                                                    ------------
            Consumer Products &
             Services - 9.3%
     40,000 CPI Corp. ...........................................      1,060,000
     20,000 Harman International Industries, Inc. ...............        762,500
     45,000 Lancaster Colony Corp. ..............................      1,445,625
     50,000 *LoJack Corp. .......................................        593,750
     35,000 Matthews International Corp. Cl. A...................      1,102,500

   Shares                                                              Value

 COMMON STOCKS - continued
            Consumer Products &
             Services - continued
     45,000 *Maxwell Shoe, Inc. Cl. A............................   $    492,187
     60,000 *North Face, Inc. ...................................        780,000
     66,000 *Rock Of Ages Corp. Cl. A............................        940,500
     20,000 Russ Berrie & Co., Inc. .............................        470,000
     30,000 St. John Knits, Inc. ................................        780,000
     70,000 York Group, Inc. ....................................        665,000
                                                                    ------------
                                                                       9,092,062
                                                                    ------------
            Electronic Equipment &
             Services - 6.9%
     40,000 Boston Acoustics, Inc. ..............................      1,060,000
      5,000 *Electro Scientific Industries, Inc. ................        226,562
     27,800 *Hadco Corp. ........................................        973,000
     33,632 *Sanmina Corp. ......................................      2,102,000
     65,000 *SMART Modular Technologies, Inc. ...................      1,803,750
     85,000 *Vicon Industries, Inc. .............................        626,875
                                                                    ------------
                                                                       6,792,187
                                                                    ------------
            Electrical Equipment &
             Services - 0.1%
     15,000 *Ortel Corp. ........................................        131,250
                                                                    ------------
            Finance & Insurance - 10.0%
     30,000 American Bankers Insurance Group, Inc. ..............      1,451,250
     20,000 CMAC Investment Corp. ...............................        918,750
      2,500 Dain Rauscher Corp. .................................         73,750
     17,000 *Farm Family Holdings, Inc. .........................        578,000
     11,000 Fidelity National Financial, Inc. ...................        335,500
     32,000 Frontier Insurance Group, Inc. ......................        412,000
     38,500 Grand Premier Financial, Inc. .......................        471,625
     36,400 Interstate/Johnson Lane, Inc. .......................      1,139,775
     10,000 LandAmerica Financial Group, Inc. ...................        558,125
     32,300 Meadowbrook Insurance Group, Inc. ...................        530,931
     85,500 Morgan Keegan, Inc. .................................      1,608,469
     17,200 Raymond James Financial, Inc. .......................        363,350
     60,000 State Auto Financial Corp. ..........................        742,500
     27,700 Waddell & Reed Financial, Inc. Cl. A.................        656,144
                                                                    ------------
                                                                       9,840,169
                                                                    ------------
            Food & Beverage Products - 1.6%
     30,000 *Performance Food Group Co. .........................        843,750
     25,700 Smucker (J. M.) Co. .................................        568,613
      5,000 Smucker (J. M.) Co. Cl. A............................        123,750
                                                                    ------------
                                                                       1,536,113
                                                                    ------------
            Healthcare Products &
             Services - 7.6%
     20,000 *Acuson Corp. .......................................        297,500
     40,000 *ADAC Laboratories...................................        798,750
     95,000 *Air Methods Corp. ..................................        255,312
     10,000 *Alcide Corp. .......................................        151,250
     41,000 *Carematrix Corporation..............................      1,255,625
     40,000 *Empi, Inc. .........................................      1,000,000
    140,000 *Encore Medical Corp. ...............................        393,750
    100,000 *Exactech, Inc. .....................................      1,300,000

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                             Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - continued
     40,000 *Hologic, Inc. .....................................   $    485,000
      3,500 *Maxxim Medical, Inc. ..............................        104,125
     16,000 *Visx, Inc. ........................................      1,399,000
                                                                   ------------
                                                                      7,440,312
                                                                   ------------
            Industrial Specialty Products &
             Services - 2.3%
     15,000 Donaldson, Inc. ....................................        311,250
     25,000 Graco, Inc. ........................................        737,500
      4,500 Hach Co. Cl. A......................................         46,125
     55,000 Met-Pro Corp. ......................................        687,500
     20,000 Robbins & Myers, Inc. ..............................        442,500
                                                                   ------------
                                                                      2,224,875
                                                                   ------------
            Information Services &
             Technology - 4.6%
     20,000 *Axent Technologies, Inc. ..........................        611,250
     20,000 *Etec Systems, Inc. ................................        800,000
     40,000 Fair Issac & Co., Inc. .............................      1,847,500
     33,200 *Micros Systems, Inc. ..............................      1,091,450
     10,000 *Tecnomatix Technologies Ltd. ......................        175,000
                                                                   ------------
                                                                      4,525,200
                                                                   ------------
            Machinery - Diversified - 0.8%
     41,250 Hardinge, Inc. .....................................        760,547
                                                                   ------------
            Oil/Energy - 2.0%
     20,000 *Barrett Resources Corp. ...........................        480,000
     30,000 Berry Petroleum Co. Cl. A...........................        425,625
     32,000 Cabot Oil & Gas Corp. Cl. A.........................        480,000
     50,000 *COHO Energy, Inc. .................................        140,625
     28,000 *Nuevo Energy Co. ..................................        322,000
     20,000 Southwestern Energy Co. ............................        150,000
                                                                   ------------
                                                                      1,998,250
                                                                   ------------
            Oil Field Services - 1.9%
     13,000 *Atwood Oceanics, Inc. .............................        221,000
     10,300 Lufkin Industries, Inc. ............................        190,550
     20,000 *Oceaneering International, Inc. ...................        300,000
     20,000 *Offshore Logistics, Inc. ..........................        237,500
     27,200 *R & B Falcon Corp. ................................        207,400
     10,000 *SEACOR SMIT, Inc. .................................        494,375
     30,000 *Tuboscope, Inc. ...................................        243,750
                                                                   ------------
                                                                      1,894,575
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              1.8%
     43,900 Banta Corp. ........................................      1,201,762
      1,900 Bowne & Co., Inc. ..................................         33,963
     20,000 *Infinity Broadcasting Corp. .......................        547,500
                                                                   ------------
                                                                      1,783,225
                                                                   ------------
            Real Estate - 1.0%
     15,000 Eastgroup Properties, Inc. REIT.....................        276,562
     20,000 *Lodgian, Inc. .....................................         97,500

   Shares                                                             Value

 COMMON STOCKS - continued
            Real Estate - continued
     50,000 *Prime Hospitality Corp. ...........................   $    528,125
      4,100 Sunstone Hotel Investors, Inc. REIT.................         38,694
                                                                   ------------
                                                                        940,881
                                                                   ------------
            Retailing & Wholesale - 7.6%
     22,000 *Cole National Corp. Cl. A..........................        376,750
     65,000 *Duckwall-ALCO Stores, Inc. ........................        853,125
     50,000 *Finish Line, Inc. Cl. A............................        400,000
     25,000 *Footstar, Inc. ....................................        625,000
     71,000 Freds Inc. .........................................      1,065,000
     63,500 *Lithia Motors, Inc. ...............................      1,047,750
    100,000 *S & K Famous Brands, Inc. .........................        928,125
     30,000 Seaway Food Town, Inc. .............................        495,000
     50,000 *Sonic Automotive, Inc. ............................      1,721,875
                                                                   ------------
                                                                      7,512,625
                                                                   ------------
            Telecommunication Services & Equipment - 3.0%
     69,300 *Antec Corp. .......................................      1,394,663
     60,000 *Aspect Telecommunications Corp. ...................      1,035,000
     50,000 *Comdial Corp. .....................................        440,625
      4,000 Hickory Tech Corp. .................................         52,000
                                                                   ------------
                                                                      2,922,288
                                                                   ------------
            Textile & Apparel - 1.7%
     70,000 *Gerber Childrenswear, Inc. ........................        608,125
     30,000 Oxford Industries, Inc. ............................        847,500
     18,100 Superior Uniform Group, Inc. .......................        262,450
                                                                   ------------
                                                                      1,718,075
                                                                   ------------
            Thrift Institutions - 4.8%
     18,000 Highland Bancorp, Inc. .............................        567,000
     75,400 Horizon Financial Corp. ............................        951,925
     14,200 Mech Financial, Inc. ...............................        394,050
     25,000 Monterey Bay Bancorp, Inc. .........................        357,813
     42,500 *Quaker City Bancorp, Inc. .........................        680,000
     48,371 St. Paul Bancorp, Inc. .............................      1,316,598
     29,000 Teche Holding Co. ..................................        445,875
                                                                   ------------
                                                                      4,713,261
                                                                   ------------
            Transportation - 1.7%
     13,000 *Airnet Systems, Inc. ..............................        186,875
     35,000 ASA Holdings, Inc. .................................      1,067,500
     25,700 *Heartland Express, Inc. ...........................        449,750
                                                                   ------------
                                                                      1,704,125
                                                                   ------------
            Utilities - Electric - 1.3%
     10,000 Central Hudson Gas & Electric Corp.                .        447,500
     10,000 Madison Gas & Electric Co. .........................        227,500
     22,500 MDU Resources Group, Inc. ..........................        592,031
                                                                   ------------
                                                                      1,267,031
                                                                   ------------
            Utilities - Gas - 4.2%
     10,000 Eastern Enterprises.................................        437,500
     25,000 Indiana Energy, Inc. ...............................        615,625
     26,600 Northwest Natural Gas Co. ..........................        688,275
     20,000 NUI Corp. ..........................................        536,250

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Utilities - Gas - continued
     10,000 Providence Energy Corp. .............................   $    210,000
     30,000 South Jersey Industries, Inc. .......................        785,625
     35,000 UGI Corp. ...........................................        831,250
                                                                    ------------
                                                                       4,104,525
                                                                    ------------
            Total Common Stocks
             (cost $103,150,841).................................     95,620,977
                                                                    ------------


 Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 4.8%
            Commercial Paper - 3.2%
 $1,645,000 Exxon Imperial US, Inc. 4.83%, 1/25/99..............   $  1,639,703
  1,470,000 Island Finance Puerto Rico, Inc. 5.55%, 1/22/99,
             (LOC: NorwestCorp.)................................      1,465,241
                                                                   ------------
                                                                      3,104,944
                                                                   ------------
            U.S. Government Agency
             Obligations - 1.6%
    175,000 Federal Home Loan Bank Discount Notes 5.05%,
             1/13/99............................................        174,705
  1,410,000 Federal National Mortgage Association Discount Notes
             5.07%, 1/19/99.....................................      1,406,426
                                                                   ------------
                                                                      1,581,131
                                                                   ------------
            Total Short-Term Investments
             (cost $4,686,075)..................................      4,686,075
                                                                   ------------

           Total Investments
            (cost $107,836,916)..........................   102.2%  100,307,052
           Other Assets and
            Liabilities - net............................    (2.2)   (2,194,640)
                                                            ------ ------------
           Net Assets ...................................   100.0% $ 98,112,412
                                                            ====== ============


* Non-Income Producing Securities.

Summary of Abbreviations:
REIT Real Estate Investment Trust
LOC  Letter of Credit

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------


                            Schedule of Investments
                         December 31, 1998 (Unaudited)

  Shares                                                               Value

 COMMON STOCKS - 99.6%
          Advertising & Related Services - 2.0%
   88,000 *Ha Lo Industries Inc. ................................   $  3,311,000
                                                                    ------------
          Aerospace & Defense - 1.1%
   87,500 *BE Aerospace, Inc. ...................................      1,837,500
                                                                    ------------
          Banks - 4.8%
   44,000 BankBoston Corp. ......................................      1,713,250
   30,000 Mellon Bank Corp. .....................................      2,062,500
   81,000 SouthTrust Corp. ......................................      2,991,938
   27,500 Summit Bancorp.........................................      1,201,406
                                                                    ------------
                                                                       7,969,094
                                                                    ------------
          Building, Construction & Furnishings - 4.9%
   90,000 Masco Corp. ...........................................      2,587,500
  110,000 *NCI Building Systems, Inc. ...........................      3,093,750
   42,000 Southdown, Inc. .......................................      2,485,875
                                                                    ------------
                                                                       8,167,125
                                                                    ------------
          Business Equipment & Services - 4.3%
   56,700 *Compuware Corp. ......................................      4,429,687
   40,000 *Consolidated Graphics, Inc. ..........................      2,702,500
                                                                    ------------
                                                                       7,132,187
                                                                    ------------
          Communication Systems & Services - 0.9%
   23,000 *Tellabs, Inc. ........................................      1,576,938
                                                                    ------------
          Consumer Products & Services - 1.0%
   29,100 Whirlpool Corp. .......................................      1,611,413
                                                                    ------------
          Education - 1.0%
   52,000 *Apollo Group, Inc. ...................................      1,761,500
                                                                    ------------
          Electronic Equipment & Services - 2.1%
   55,000 *Sanmina Corp. ........................................      3,437,500
                                                                    ------------
          Environmental Services - 3.0%
  215,000 *Allied Waste Industries, Inc. ........................      5,079,375
                                                                    ------------
          Finance & Insurance - 9.9%
   89,000 AFLAC, Inc. ...........................................      3,916,000
   50,000 Annuity & Life Re, Ltd. ...............................      1,343,750
  112,500 Conseco, Inc. .........................................      3,438,281
   32,100 Countrywide Credit Industries, Inc. ...................      1,611,019
   85,000 Partnerre Ltd. ........................................      3,888,750
   50,000 ReliaStar Financial Corp. .............................      2,306,250
                                                                    ------------
                                                                      16,504,050
                                                                    ------------
          Food & Beverage Products - 2.5%
   54,000 Dean Foods Co. ........................................      2,203,875
   95,000 Richfood Holdings, Inc. ...............................      1,971,250
                                                                    ------------
                                                                       4,175,125
                                                                    ------------
          Healthcare Products & Services - 15.4%
   88,000 *Boston Scientific Corp. ..............................      2,359,500
   63,000 *Elan Corp Plc, ADR....................................      4,382,437

  Shares                                                               Value

 COMMON STOCKS - continued
          Healthcare Products & Services - continued
   20,000 HBO & Co. .............................................   $    573,750
  230,000 *HEALTHSOUTH Corp. ....................................      3,550,625
   29,000 *Lincare Holdings, Inc. ...............................      1,176,313
  120,000 *Orthodontic Centers America, Inc. ....................      2,332,500
   70,000 *Pediatrix Medical Group, Inc. ........................      4,195,625
   67,000 *Quintiles Transnational Corp. ........................      3,576,125
   83,000 *Safeskin Corp. .......................................      2,002,375
   32,000 *Universal Health Services, Inc. Cl. B.................      1,660,000
                                                                    ------------
                                                                      25,809,250
                                                                    ------------
          Industrial Specialty Products & Services - 2.4%
   38,000 Magna International, Inc. Cl. A........................      2,356,000
   78,500 Roper Industries, Inc. ................................      1,599,437
                                                                    ------------
                                                                       3,955,437
                                                                    ------------
          Information Services & Technology - 15.6%
  113,000 *Adaptec, Inc. ........................................      1,984,563
   33,000 *Edwards (J.D.) & Co. .................................        936,375
   93,000 *EMC Corp. ............................................      7,905,000
  108,000 *Network Associates, Inc. .............................      7,155,000
   43,500 *PMC-Sierra, Inc. .....................................      2,745,937
  104,000 *Quantum Corp. ........................................      2,210,000
   27,000 *Uniphase Corp. .......................................      1,873,125
   22,000 Veritas Software Corp. ................................      1,318,625
                                                                    ------------
                                                                      26,128,625
                                                                    ------------
          Manufacturing - Distributing - 0.9%
   37,000 *Teradyne, Inc. .......................................      1,567,875
                                                                    ------------
          Oil/Energy - 3.5%
  310,000 *Newpark Resources, Inc. ..............................      2,111,875
   56,000 Sonat, Inc. ...........................................      1,515,500
   95,000 Ultramar Diamond Shamrock Corp. .......................      2,303,750
                                                                    ------------
                                                                       5,931,125
                                                                    ------------
          Paper & Packaging - 1.1%
  106,000 Rock Tennessee Co. Cl. A...............................      1,795,375
                                                                    ------------
          Pharmaceuticals - 3.3%
  190,000 *BioChem Pharma, Inc. .................................      5,438,750
                                                                    ------------
          Printing, Publishing, Broadcasting &
           Entertainment - 0.5%
   15,700 Omnicom Group, Inc. ...................................        910,600
                                                                    ------------
          Real Estate - 1.0%
   75,000 FelCor Lodging Trust Inc. REIT.........................      1,729,688
                                                                    ------------
          Retailing & Wholesale - 5.9%
   57,600 Dollar General Corp. ..................................      1,360,800
  156,000 Family Dollar Stores, Inc. ............................      3,432,000
  102,000 *General Nutrition Companies, Inc. ....................      1,657,500
   60,000 *Starbucks Corp. ......................................      3,367,500
                                                                    ------------
                                                                       9,817,800
                                                                    ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


  Shares                                                               Value

 COMMON STOCKS - continued
          Telecommunication Services & Equipment - 1.8%
   60,000 *Qwest Communications
           International, Inc. ..................................   $  3,000,000
                                                                    ------------
          Transportation - 2.0%
  100,000 Comair Holdings, Inc. .................................      3,375,000
                                                                    ------------
          Utilities - Electric - 5.4%
   95,000 Cinergy Corp. .........................................      3,265,625
   68,000 Sierra Pacific Resources...............................      2,584,000
   85,000 UtiliCorp United, Inc. ................................      3,118,437
                                                                    ------------
                                                                       8,968,062
                                                                    ------------
          Utilities - Telephone - 3.3%
   81,000 Century Telephone Enterprises, Inc. ...................      5,467,500
                                                                    ------------
          Total Common Stocks
           (cost $118,325,220)...................................    166,457,894
                                                                    ------------



 Principal
  Amount                                                              Value

 SHORT-TERM INVESTMENTS - 0.4%
           Repurchase Agreement - 0.4%
 $605,242  Dresdner Bank AG 4.25%, dated 12/31/98, due 1/4/99,
            maturity value $605,313 (cost $605,242)(a)..........   $    605,242
                                                                   ------------
  Shares
           Money Market Shares - 0.0%
   62,842  Valiant General Fund (Cost $62,842)..................         62,842
                                                                   ------------
           Total Short-Term Investments
            (cost $668,084).....................................        668,084
                                                                   ------------

          Total Investments
           (cost $118,993,304)...........................   100.0%  167,125,978
          Other Assets and
           Liabilities - net.............................     0.0       (19,562)
                                                            ------ ------------
          Net Assets.....................................   100.0% $167,106,416
                                                            ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $1,280,000 U.S. Treasury STRIPS, 8/15/12; value including accrued interest - $618,867

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust
STRIP Separate Trading of Registered Interest and Principle of Securities



                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                               Value

 COMMON STOCKS - 91.1%
            Advertising & Related
             Services - 0.5%
   11,400   *Young & Rubicam, Inc.................................   $   369,075
                                                                     -----------
            Building, Construction &
             Furnishings - 6.4%
   45,000   *Comfort Systems USA, Inc.............................       804,375
   50,000   *Group Maintenance America Corp.......................       606,250
   25,000   Oakwood Homes Corp....................................       379,687
   27,500   *Royal Group Technologies Ltd.........................       613,594
   35,000   *Shaw Group, Inc......................................       280,000
   70,000   *Standard Pacific Corp................................       988,750
   44,180   *Winsloew Furniture, Inc..............................     1,170,770
                                                                     -----------
                                                                       4,843,426
                                                                     -----------
            Business Equipment &
             Services - 1.6%
   67,500   *Imagemax, Inc........................................       135,000
   32,500   *Metamor Worldwide, Inc...............................       812,500
   46,500   *Vision Twenty One, Inc...............................       244,125
                                                                     -----------
                                                                       1,191,625
                                                                     -----------
            Capital Goods - 0.3%
   10,000   *Case Corp............................................       218,125
                                                                     -----------
            Communication Systems &
             Services - 2.8%
   28,000   *Mac Gray Corp........................................       318,500
   22,000   *Metromedia Fiber Network, Inc........................       737,000
  115,100   *VDI Media............................................     1,093,450
                                                                     -----------
                                                                       2,148,950
                                                                     -----------
            Consumer Products &
             Services - 0.4%
  129,200   *Acme United Corp.....................................       290,700
                                                                     -----------
            Diversified Companies - 1.0%
   20,000   National Service Industries, Inc......................       760,000
                                                                     -----------
            Electronic Equipment &
             Services - 0.3%
   30,000   *Vicon Industries, Inc................................       221,250
                                                                     -----------
            Electrical Equipment &
             Services - 1.0%
   65,000   *Magnetek, Inc........................................       751,563
                                                                     -----------
            Finance & Insurance - 2.5%
   46,500   Aames Financial Corp..................................       148,219
   11,160   *Affiliated Managers Group, Inc. .....................       333,405
   34,700   *Delta Financial Corp.................................       206,031
   18,200   Everest Reinsurance Holdings, Inc.....................       708,662
   83,000   *WFS Financial, Inc...................................       518,750
                                                                     -----------
                                                                       1,915,067
                                                                     -----------
            Food & Beverage Products - 1.9%
   70,000   Chiquita Brands International, Inc. ..................       669,375
   30,000   *Fresh Del Monte Produce..............................       650,625
    9,300   *Omega Protein Corp...................................        94,163
                                                                     -----------
                                                                       1,414,163
                                                                     -----------

   Shares                                                               Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - 15.6%
   45,000   *American Retirement Corp.............................   $   705,937
   94,000   *Brookdale Living Communities, Inc....................     1,833,000
   46,500   *Cellegy Pharmaceuticals, Inc.........................       162,750
   37,500   *Centennial Healthcare Corp...........................       581,250
   68,000   *Chirex, Inc..........................................     1,453,500
   46,300   *Collagenex Pharmaceuticals, Inc......................       445,637
   80,000   *Computer Motion, Inc.................................     1,000,000
   40,500   *Guilford Pharmaceuticals, Inc........................       577,125
   27,300   *Isis Pharmaceuticals, Inc............................       353,194
   45,000   *MedPartners, Inc.....................................       236,250
   41,850   *Megabios Corp........................................       214,481
  105,000   *Pharmaceutical Resources, Inc........................       498,750
   75,000   *Progenics Pharmaceuticals, Inc.......................       928,125
   47,400   *Resound Corp.........................................       177,750
   12,500   *Roberts Pharmaceutical Corp..........................       271,875
  175,800   *Scios, Inc...........................................     1,823,925
   85,000   *Titan Pharmaceuticals, Inc...........................       324,063
   26,500   *Urologix, Inc........................................       111,797
                                                                     -----------
                                                                      11,699,409
                                                                     -----------
            Industrial Specialty Products &
             Services - 2.3%
   55,800   *Building One Services Corp...........................     1,164,825
   25,500   *United States Filter Corp............................       583,313
                                                                     -----------
                                                                       1,748,138
                                                                     -----------
            Information Services &
             Technology - 14.6%
   46,400   *Abovenet Communications, Inc.........................       974,400
   28,500   *Beyond Common Corp...................................       591,375
   27,900   *Box Hill Systems Corp................................       149,963
   48,500   *Ciber, Inc...........................................     1,354,969
   20,500   *Excite, Inc..........................................       862,281
   62,000   *Mecon, Inc...........................................       651,000
   22,500   *Microage, Inc........................................       345,938
  100,700   *Mikohn Gaming Corp...................................       390,212
   50,000   *MIPS Technologies, Inc...............................     1,600,000
   75,000   *Mylex Corp...........................................       900,000
   37,000   *Real Networks, Inc...................................     1,327,375
    7,000   *Ticketmaster Online Citysearch.......................       392,000
   63,500   *Verio, Inc...........................................     1,420,812
                                                                     -----------
                                                                      10,960,325
                                                                     -----------
            Metal Products & Services - 1.4%
   25,000   Freeport McMoran Copper & Gold, Inc., Cl. B...........       260,938
   37,890   Ispat International NV................................       293,647
   35,000   *RTI International Metals Inc.........................       490,000
                                                                     -----------
                                                                       1,044,585
                                                                     -----------
            Oil/Energy - 0.4%
   42,500   *Newpark Resources, Inc...............................       289,531
                                                                     -----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Oil Field Services - 2.4%
   65,300   *Bayard Drilling Tech, Inc...........................   $   326,500
    9,000   *Callon Petroleum Co.................................       104,625
   50,000   *Horizon Offshore, Inc...............................       275,000
   65,000   *IRI International Corp..............................       260,000
   37,000   *Lone Star Technologies, Inc.........................       374,625
   68,256   *Meridian Resource Corp..............................       217,566
   10,000   Tidewater, Inc.......................................       231,875
                                                                    -----------
                                                                      1,790,191
                                                                    -----------
            Printing, Publishing, Broadcasting &
             Entertainment - 1.1%
   75,000   *Big City Radio, Inc.................................       318,750
   20,400   *SBS Broadcasting SA.................................       550,800
                                                                    -----------
                                                                        869,550
                                                                    -----------
            Real Estate - 3.4%
   53,600   AMB Property Corp. REIT..............................     1,179,200
   27,500   Franchise Finance Corp. America REIT.................       660,000
   41,800   Imperial Credit Commercial Mortgage Investment Corp.
             REIT................................................       391,875
   31,500   *Prime Hospitality Corp..............................       332,719
                                                                    -----------
                                                                      2,563,794
                                                                    -----------
            Retailing & Wholesale - 12.5%
   27,500   *Abercrombie & Fitch Co. ............................     1,945,625
   46,300   *Bon Ton Stores, Inc.................................       353,038
    9,300   *CDnow, Inc. ........................................       167,400
   92,100   *Drug Emporium, Inc..................................       472,012
   18,600   *Electronics Boutique Holdings Corp..................       378,975
   33,000   *General Nutrition Companies, Inc....................       536,250
  155,000   *Pacific Sunwear Of California.......................     2,538,125
   60,000   *Paul Harris Stores, Inc.............................       487,500
   23,000   *Tweeter Home Entertainment Group, Inc. .............       661,250
   45,200   *Williams Sonoma, Inc. ..............................     1,822,125
                                                                    -----------
                                                                      9,362,300
                                                                    -----------
            Telecommunication Services & Equipment - 9.4%
  102,300   *Amnex, Inc..........................................        38,363
   70,000   *Clearnet Communications, Inc........................       568,750
   44,600   *Hybrid Networks, Inc................................        27,875

   Shares                                                               Value

 COMMON STOCKS - continued
            Telecommunication Services & Equipment - continued
   50,000   *Hyperion Telecommunications, Inc., Cl. A.............   $   756,250
   14,800   *Intermedia Communications, Inc.......................       255,300
   81,500   *Metronet Communications Corp.........................     2,730,250
   45,000   *MGC Communications, Inc..............................       315,000
   32,500   *NEXTLINK Communications, Inc., Cl. A.................       922,187
   31,000   Scientific Atlanta, Inc...............................       707,187
   50,000   *US LEC Corp. Cl. A...................................       740,625
                                                                     -----------
                                                                       7,061,787
                                                                     -----------
            Textile & Apparel - 2.1%
  186,600   *Gildan Activewear, Inc...............................     1,562,775
                                                                     -----------
            Transportation - 5.7%
   17,000   *Alaska Air Group, Inc................................       752,250
   30,000   *Amtran, Inc. ........................................       813,750
  105,000   *Arkansas Best Corp...................................       613,594
   27,400   *Coach USA, Inc. .....................................       950,437
   45,000   *Genesee & Wyoming, Inc. .............................       573,750
   46,500   *Midway Airlines Corp. ...............................       558,000
                                                                     -----------
                                                                       4,261,781
                                                                     -----------
            Utilities - Telephone - 1.5%
   10,000   *McLeod USA, Inc., Cl. A..............................       312,500
   65,000   *Star Telecommunications, Inc. .......................       792,188
                                                                     -----------
                                                                       1,104,688
                                                                     -----------
            Total Common Stocks
             (cost $71,859,538)...................................    68,442,798
                                                                     -----------

 Principal
   Amount

 SHORT-TERM INVESTMENTS - 9.6%
            Repurchase Agreement - 9.6%
 $7,186,801 Dresdner Bank AG 4.25%, dated 12/31/98, due
             1/4/99, maturity value $7,187,649 (cost
             $7,186,801)(a)....................................    7,186,801
                                                                 -----------
            Total Investments
             (cost $79,046,339)........................   100.7%  75,629,599
            Other Assets and
             Liabilities - net.........................    (0.7)    (539,313)
                                                          ------ -----------
            Net Assets.................................   100.0% $75,090,286
                                                          ====== ===========

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $7,290,000 U.S. Treasury Inflation Index Notes, 3.625%, 1/15/08; value including accrued interest - $7,332,960.

Summary of Abbreviations:
REIT Real Estate Investment Trust
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 98.4%
             Advertising & Related Services - 1.6%
     149,490 Omnicom Group, Inc..................................   $  8,670,420
                                                                    ------------
             Aerospace & Defense - 2.2%
     126,640 Cordant Technologies, Inc. .........................      4,749,000
      63,650 United Technologies Corp. ..........................      6,921,938
                                                                    ------------
                                                                      11,670,938
                                                                    ------------
             Building, Construction & Furnishings - 6.1%
     160,140 Centex Corp. .......................................      7,216,309
     109,295 Ethan Allen Interiors, Inc..........................      4,481,095
     135,740 Home Depot, Inc. ...................................      8,305,591
     163,335 Mohawk Industries, Inc..............................      6,870,278
     103,790 Southdown, Inc......................................      6,143,071
                                                                    ------------
                                                                      33,016,344
                                                                    ------------
             Business Equipment &
              Services - 5.6%
      30,000 Automatic Data Processing, Inc......................      2,405,625
     159,675 *Oracle Systems Corp................................      6,885,984
     122,670 Paychex, Inc........................................      6,309,838
     192,250 *Robert Half International, Inc. ...................      8,591,172
      53,760 Xerox Corp..........................................      6,343,680
                                                                    ------------
                                                                      30,536,299
                                                                    ------------
             Communication Systems & Services - 6.3%
     218,135 *Cisco Systems, Inc.................................     20,245,655
     123,850 Lucent Technologies, Inc. ..........................     13,623,500
                                                                    ------------
                                                                      33,869,155
                                                                    ------------
             Consumer Products &
              Services - 4.4%
      67,900 Clorox Co...........................................      7,931,569
      24,400 Colgate-Palmolive Co................................      2,266,150
     149,780 Procter & Gamble Co. ...............................     13,676,786
                                                                    ------------
                                                                      23,874,505
                                                                    ------------
             Electrical Equipment &
              Services - 5.7%
     247,075 General Electric Co.................................     25,217,092
      44,475 *Sofamor/Danek Group, Inc...........................      5,414,831
                                                                    ------------
                                                                      30,631,923
                                                                    ------------
             Finance & Insurance - 4.7%
      59,835 American Express Co. ...............................      6,118,129
      77,625 Exel Limited Hamilton...............................      5,821,875
     113,375 Federal Home Loan Mortgage Corp. ...................      7,305,601
      83,360 Federal National Mortgage Association...............      6,168,640
                                                                    ------------
                                                                      25,414,245
                                                                    ------------
             Food & Beverage Products - 3.1%
      13,660 Coca Cola Co........................................        913,513
      45,751 Hershey Foods Corp. ................................      2,845,140
     118,700 *Safeway, Inc.......................................      7,233,281
     197,750 Sara Lee Corp. .....................................      5,574,078
                                                                    ------------
                                                                      16,566,012
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 22.1%
     146,005 Abbott Laboratories................................   $  7,154,245
      42,000 American Home Products Corp. ......................      2,365,125
     101,700 *Arterial Vascular Engineering, Inc. ..............      5,339,250
     135,315 Bristol-Myers Squibb Co............................     18,106,838
      52,500 Cardinal Health, Inc. .............................      3,983,438
      73,100 Guidant Corp.......................................      8,059,275
     156,975 *Health Management Associates, Inc. Cl. A..........      3,394,584
      14,375 Johnson & Johnson..................................      1,205,703
     136,480 Merck & Co., Inc. .................................     20,156,390
     172,145 Pfizer, Inc........................................     21,593,438
     317,300 Schering-Plough Corp. .............................     17,530,825
      96,435 *Universal Health Services, Inc. Cl. B.............      5,002,566
      77,375 Warner-Lambert Co..................................      5,817,633
                                                                   ------------
                                                                    119,709,310
                                                                   ------------
             Information Services & Technology - 20.5%
     143,750 America Online, Inc. ..............................     23,000,000
     203,805 *Computer Horizons Corp. ..........................      5,426,308
     109,115 *Compuware Corp....................................      8,524,609
     179,795 *Dell Computer Corp................................     13,158,747
      37,700 *EMC Corp..........................................      3,204,500
     165,500 Intel Corp.........................................     19,622,094
      87,650 Keane Inc. ........................................      3,500,522
     194,725 *Microsoft Corp. ..................................     27,005,924
     217,850 *Unisys Corp.......................................      7,502,209
                                                                   ------------
                                                                    110,944,913
                                                                   ------------
             Leisure & Tourism - 2.2%
     177,050 Carnival, Corp. Cl. A..............................      8,498,400
      90,600 Royal Caribbean Cruises Ltd. ......................      3,352,200
                                                                   ------------
                                                                     11,850,600
                                                                   ------------
             Oil Field Services - 2.1%
     261,000 Diamond Offshore Drilling, Inc.....................      6,182,438
     176,600 Halliburton Co. ...................................      5,231,775
                                                                   ------------
                                                                     11,414,213
                                                                   ------------
             Paper & Packaging - 1.1%
     127,320 Avery Dennison Corp................................      5,737,358
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.4%
      30,500 Gannett Co., Inc. .................................      1,967,250
                                                                   ------------
             Retailing & Wholesale - 6.5%
     100,595 *Costco Companies, Inc.............................      7,261,702
      90,600 Dayton Hudson Corp.................................      4,915,050
     324,540 Family Dollar Stores, Inc..........................      7,139,880
      69,750 Gap, Inc. .........................................      3,923,437
     241,700 TJX Co., Inc.......................................      7,009,300
      84,000 Walgreen Co........................................      4,919,250
                                                                   ------------
                                                                     35,168,619
                                                                   ------------
             Transportation - 0.7%
      66,190 AMR Corp. .........................................      3,930,031
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 3.1%
      98,150 AT&T Corp..........................................   $  7,385,788
     177,860 SBC Communications, Inc. ..........................      9,537,742
                                                                   ------------
                                                                     16,923,530
                                                                   ------------
             Total Common Stocks
              (cost $370,821,123)...............................    531,895,665
                                                                   ------------
  Principal
   Amount
 SHORT-TERM INVESTMENTS - 2.0%
             Repurchase Agreement - 2.0%
 $10,486,587 Dresdner Bank AG 4.25%, dated 12/31/1998, due
              1/4/99, maturity value $10,491,539
              (cost $10,486,587) (a)............................     10,486,587
                                                                   ------------



   Shares                                                              Value

             Money Market Shares - 0.0%
     183,607 Valiant General Fund (cost $183,607)................   $    183,607
                                                                    ------------
             Total Short-Term Investments
              (cost $10,670,194).................................     10,670,194
                                                                    ------------

             Total Investments
              (cost $381,491,317)........................   100.4%  542,565,859
             Other Assets and Liabilities - net..........    (0.4)   (1,941,594)
                                                            ------ ------------
             Net Assets..................................   100.0% $540,624,265
                                                            ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $9,935,000 U.S. Treasury Notes 5.625%, 11/30/99; value including accrued interest--$10,069,525 and $1,300,000 U.S. Treasury STRIP, 8/15/12; value including accrued interest - $628,160.

Summary of Abbreviations:
STRIP Separate Trading of Registered and Interest and Principal of Secu-rities.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)


  Shares                                                               Value

 COMMON STOCKS - 95.6%
           Aerospace & Defense - 1.0%
   65,000  Raytheon Co. Cl. A....................................   $  3,359,688
                                                                    ------------
           Automotive Equipment &
            Manufacturing - 1.3%
   90,000  Goodyear Tire & Rubber Co.............................      4,539,375
                                                                    ------------
           Banks - 15.3%
  167,000  Chase Manhattan Corp..................................     11,366,437
   65,000  First American Corp...................................      2,884,375
  255,000  Fleet Financial Group, Inc............................     11,395,312
  125,000  Mellon Bank Corp......................................      8,593,750
  115,000  PNC Bank Corp.........................................      6,224,375
  135,000  SouthTrust Corp.......................................      4,986,563
  185,000  Summit Bancorp........................................      8,082,188
                                                                    ------------
                                                                      53,533,000
                                                                    ------------
           Capital Goods - 0.8%
  125,000  Case Corp.............................................      2,726,563
                                                                    ------------
           Consumer Products &
            Services - 1.3%
   75,000  Maytag Corp...........................................      4,668,750
                                                                    ------------
           Electrical Equipment &
            Services - 2.4%
  140,000  Motorola, Inc.........................................      8,548,750
                                                                    ------------
           Finance & Insurance - 14.4%
   90,000  Allstate Corp.........................................      3,476,250
  230,000  Citigroup, Inc........................................     11,385,000
  195,000  Countrywide Credit Industries, Inc....................      9,786,562
   80,000  Loews Corp............................................      7,860,000
  125,000  Merrill Lynch & Co., Inc..............................      8,343,750
   80,000  Nationwide Financial Services, Inc.
            Cl. A................................................      4,135,000
  120,000  ReliaStar Financial Corp..............................      5,535,000
                                                                    ------------
                                                                      50,521,562
                                                                    ------------
           Food & Beverage Products - 4.0%
   55,000  Fortune Brands, Inc...................................      1,739,375
  232,000  Philip Morris Companies, Inc..........................     12,412,000
                                                                    ------------
                                                                      14,151,375
                                                                    ------------
           Healthcare Products &
            Services - 5.1%
   95,000  Bristol-Myers Squibb Co...............................     12,712,187
  190,000  *Tenet Healthcare Corp................................      4,987,500
                                                                    ------------
                                                                      17,699,687
                                                                    ------------
           Information Services & Technology - 10.4%
  100,000  Intel Corp............................................     11,856,250
   65,000  International Business Machines Corp..................     12,008,750
  145,000  *Sun Microsystems, Inc................................     12,415,625
                                                                    ------------
                                                                      36,280,625
                                                                    ------------
           Manufacturing -
            Distributing - 2.5%
  130,000  Philips Electronics NV................................      8,799,375
                                                                    ------------

  Shares                                                              Value

 COMMON STOCKS - continued
           Metal Products & Services - 2.4%
   95,000  Aluminum Co. of America..............................   $  7,083,437
   60,000  USX United States Steel Group........................      1,380,000
                                                                   ------------
                                                                      8,463,437
                                                                   ------------
           Oil/Energy - 11.3%
  190,000  Cabot Corp...........................................      5,308,125
  140,000  Mobil Corp...........................................     12,197,500
   80,000  Texaco, Inc..........................................      4,230,000
  210,000  Tosco Corp...........................................      5,433,750
  130,000  Ultramar Diamond Shamrock Corp.......................      3,152,500
  290,000  Williams Companies, Inc..............................      9,044,375
                                                                   ------------
                                                                     39,366,250
                                                                   ------------
           Oil Field Services - 1.2%
   95,000  Diamond Offshore Drilling, Inc.......................      2,250,313
  270,000  *R & B Falcon Corp...................................      2,058,750
                                                                   ------------
                                                                      4,309,063
                                                                   ------------
           Real Estate - 0.7%
  110,000  FelCor Lodging Trust Inc. REIT.......................      2,536,875
                                                                   ------------
           Retailing & Wholesale - 1.5%
  120,000  Sears, Roebuck & Co..................................      5,100,000
                                                                   ------------
           Telecommunication Services &
            Equipment - 2.1%
   60,500  Nokia Corp. ADR......................................      7,286,469
                                                                   ------------
           Textile & Apparel - 1.5%
  115,000  V. F. Corp...........................................      5,390,625
                                                                   ------------
           Transportation - 1.5%
  160,000  Burlington Northern Santa Fe Corp....................      5,400,000
                                                                   ------------
           Utilities - Electric - 8.3%
  155,000  GPU, Inc.............................................      6,849,062
  160,000  Houston Industries, Inc..............................      5,140,000
  270,000  PacifiCorp...........................................      5,686,875
   95,000  Pinnacle West Capital Corp. .........................      4,025,625
   90,000  Scana Corp...........................................      2,902,500
  120,000  UtiliCorp United, Inc................................      4,402,500
                                                                   ------------
                                                                     29,006,562
                                                                   ------------
           Utilities - Gas - 3.2%
  110,000  El Paso Energy Corp. Delaware........................      3,829,374
  170,000  NICOR, Inc...........................................      7,182,500
                                                                   ------------
                                                                     11,011,874
                                                                   ------------
           Utilities - Telephone - 3.4%
  175,000  Century Telephone Enterprises, Inc...................     11,812,500
                                                                   ------------
           Total Common Stocks
            (cost $271,012,850).................................    334,512,405
                                                                   ------------
 PREFERRED STOCKS - 1.7%
           Printing, Publishing, Broadcasting & Entertainment -
             1.7%
  240,000  News Corp. Ltd. ADR
            (cost $5,841,939)...................................      5,925,000
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

 Principal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 2.6%
            Repurchase Agreement - 1.6%
 $5,471,616 Dresdner Bank AG 4.25%, dated 12/31/98, due 1/4/99,
             maturity value $5,474,200 (cost $5,471,616)(a).....   $  5,471,616
                                                                   ------------


   Shares
            Money Market Shares - 1.0%
  3,540,742 Valiant General Fund
             (cost $3,540,742)...................................      3,540,742
                                                                    ------------
            Total Short-Term Investments
             (cost $9,012,358)...................................      9,012,358
                                                                    ------------

            Total Investments
             (cost $285,867,147)..........................    99.9%  349,449,763
            Other Assets and
             Liabilities - net............................     0.1       338,748
                                                             ------ ------------
            Net Assets....................................   100.0% $349,788,511
                                                             ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $5,415,000 U.S. Treasury Note, 5.875% 7/31/99; value including accrued interest--$5,584,522.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Fund
--------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                         December 31, 1998 (Unaudited)

                            Core Equity    Diversified Value Large Cap Blend  Small Cap
                                Fund             Fund             Fund           Fund
------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $1,411,899,248    $603,044,982     $385,498,211   $ 57,323,307
   Net unrealized gains
    or losses............     530,631,920      82,990,947      125,809,500      9,768,948
------------------------------------------------------------------------------------------
 Market value of
  securities.............  $1,942,531,168    $686,035,929     $511,307,711   $ 67,092,255
 Cash....................          50,941          18,873           10,043            557
 Receivable for
  securities sold........     144,427,614       2,594,151                0        140,451
 Receivable for Fund
  shares sold............         183,550         114,769           67,641         34,025
 Dividends and interest
  receivable.............       2,633,888         809,615          695,987          5,513
 Prepaid expenses and
  other assets...........          30,368          47,990           51,526         56,340
------------------------------------------------------------------------------------------
   Total assets..........   2,089,857,529     689,621,327      512,132,908     67,329,141
------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     191,382,287       1,018,125                0        613,315
 Payable for Fund shares
  repurchased............       2,139,141       2,267,187          126,856         25,859
 Distributions payable...       2,275,049          86,444          482,960              0
 Advisory fee payable....         950,484         288,028          251,185         41,960
 Distribution Plan
  expenses payable.......           5,470             758               34              0
 Due to related
  parties................          52,465          15,378           10,768            622
 Accrued expenses and
  other liabilities......         214,886          66,937           34,391          6,316
------------------------------------------------------------------------------------------
   Total liabilities.....     197,019,782       3,742,857          906,194        688,072
------------------------------------------------------------------------------------------
 Net assets..............  $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $1,280,053,725    $634,517,525     $385,997,827   $ 67,545,623
 Undistributed net
  investment income......         (72,726)        (29,707)         349,040       (205,787)
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............      82,224,828     (31,600,295)        (929,653)   (10,467,715)
 Net unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...     530,631,920      82,990,947      125,809,500      9,768,948
------------------------------------------------------------------------------------------
   Total net assets......  $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $1,868,254,237    $684,509,010     $ 18,540,910   $ 66,641,069
 Class IS................      24,583,510       1,369,460          313,312             --
 Class IC................              --              --      492,372,492             --
------------------------------------------------------------------------------------------
                           $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................      21,978,928      26,945,869          404,715      5,303,684
 Class IS................         308,337          54,525            6,839             --
 Class IC................              --              --       10,747,462             --
------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $        85.00    $      25.40     $      45.81   $      12.57
------------------------------------------------------------------------------------------
 Class IS................  $        79.73    $      25.12     $      45.81             --
------------------------------------------------------------------------------------------
 Class IC................              --              --     $      45.81             --
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------


               Statements of Assets and Liabilities (continued)
                         December 31, 1998 (Unaudited)

                           Small Company  Social Principles Special Equity Strategic Growth Strategic Value
                               Fund             Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $107,836,916     $118,993,304     $79,046,339     $381,491,317    $285,867,147
   Net unrealized gains
    or losses............    (7,529,864)      48,132,674      (3,416,740)     161,074,542      63,582,616
-----------------------------------------------------------------------------------------------------------
 Market value of
  securities.............  $100,307,052     $167,125,978     $75,629,599     $542,565,859    $349,449,763
 Cash....................        75,880                0               0                0               0
 Receivable for
  securities sold........             0                0               0                0               0
 Receivable for Fund
  shares sold............         6,399           20,180           7,602          183,249         541,061
 Dividends and interest
  receivable.............        67,208          114,555          38,375          320,713         522,890
 Prepaid expenses and
  other assets...........        35,176           42,870          23,531           40,010          20,379
-----------------------------------------------------------------------------------------------------------
   Total assets..........   100,491,715      167,303,583      75,699,107      543,109,831     350,534,093
-----------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     2,289,610                0         370,974          500,940               0
 Payable for Fund shares
  repurchased............             0           46,615         144,291        1,651,865         193,583
 Distributions payable...        12,661           27,960               0           15,256         339,880
 Advisory fee payable....        62,112           93,694          40,647          250,410         173,209
 Distribution Plan
  expenses payable.......             0               12             847            1,228             450
 Due to related
  parties................         2,211            3,957          11,834           14,899          11,685
 Accrued expenses and
  other liabilities......        12,709           24,929          40,228           50,968          26,775
-----------------------------------------------------------------------------------------------------------
   Total liabilities.....     2,379,303          197,167         608,821        2,485,566         745,582
-----------------------------------------------------------------------------------------------------------
 Net assets..............  $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,511
-----------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $109,383,584     $118,232,366     $73,494,964     $378,095,036    $295,216,044
 Undistributed net
  investment income......       (43,067)         (24,739)        (67,553)           6,631        (125,799)
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............    (3,698,241)         766,011       5,079,615        1,448,056      (8,884,351)
 Net unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (7,529,864)      48,132,778      (3,416,740)     161,074,542      63,582,616
-----------------------------------------------------------------------------------------------------------
   Total net assets......  $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $ 98,112,412     $  3,006,342     $72,253,775     $528,827,307    $348,058,612
 Class IS................            --          117,819       2,836,511       11,796,958       1,729,898
 Class IC................            --      163,982,255              --               --              --
-----------------------------------------------------------------------------------------------------------
                           $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................    11,148,518           82,430       7,228,217       14,107,268       1,621,252
 Class IS................            --            3,234         286,241          315,304           8,056
 Class IC................            --        4,497,865              --               --              --
-----------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $       8.80     $      36.47     $     10.00     $      37.49    $     214.69
-----------------------------------------------------------------------------------------------------------
 Class IS................            --     $      36.44     $      9.91     $      37.41    $     214.75
-----------------------------------------------------------------------------------------------------------
 Class IC................            --     $      36.46              --               --              --
-----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------



                            Statements of Operations
                 Six Months Ended December 31, 1998 (Unaudited)

                            Core Equity   Diversified Value Large Cap Blend  Small Cap
                                Fund            Fund             Fund          Fund
----------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $70,570,
  $14,417, $4,629 and $0,
  respectively)..........   $ 13,370,403    $  5,276,709      $3,306,107    $    63,066
 Interest................      2,203,554         325,185         509,423         49,210
----------------------------------------------------------------------------------------
  Total income...........     15,573,957       5,601,894       3,815,530        112,276
----------------------------------------------------------------------------------------
 Expenses
 Advisory fee............      6,379,443       2,071,009       1,660,032        237,738
 Administrative service
  fees...................        247,377          93,526          63,509          4,273
 Distribution Plan
  expenses...............         26,213           1,201             367              0
 Trustees' fees and
  expenses...............         18,328           6,439           4,004            156
 Transfer agent fees.....         10,401         303,100             377            143
 Custodian fees..........        234,193          16,076          61,759         11,961
 Printing and postage....         67,772          15,911           6,528         15,596
 Registration and filing
  fees...................         55,084           6,123          56,302         29,680
 Professional fees.......         16,303           5,398          17,696         14,698
 Other...................         15,959           3,383           4,327          5,069
----------------------------------------------------------------------------------------
  Expenses...............      7,071,073       2,522,166       1,874,901        319,314
   Less: Fee credits.....         (4,164)         (1,191)         (7,642)        (1,585)
     Fee waivers and/or
      reimbursement .....       (912,714)       (345,168)       (237,147)             0
----------------------------------------------------------------------------------------
  Net expenses...........      6,154,195       2,175,807       1,630,112        317,729
----------------------------------------------------------------------------------------
 Net investment income...      9,419,762       3,426,087       2,185,418       (205,453)
----------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............     72,711,219     (31,620,092)       (531,552)    (8,949,205)
  Futures contracts......     11,184,610               0               0              0
----------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures contracts..     83,895,829     (31,620,092)       (531,552)    (8,949,205)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........    (80,456,198)     19,505,324       5,267,850      6,359,977
----------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...      3,439,631     (12,114,768)      4,736,298     (2,589,228)
----------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $ 12,859,393    $ (8,688,681)     $6,921,716    $(2,794,681)
----------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                     Statements of Operations (continued)
                 Six Months Ended December 31, 1998 (Unaudited)

                           Small Company Social Principles Special Equity Strategic Growth Strategic Value
                               Fund            Fund             Fund            Fund            Fund
----------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $2,457,
  $701, $0 and $3,353,
  respectively)..........   $   360,701     $   847,794     $   134,787     $ 1,735,063      $ 2,910,709
 Interest................        95,529         184,314         161,244         630,206          399,187
----------------------------------------------------------------------------------------------------------
  Total income...........       456,230       1,032,108         296,031       2,365,269        3,309,896
----------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............       351,749         633,322         508,576       1,625,524        1,068,539
 Administrative service
  fees...................        10,420          21,211           7,503          61,908           40,766
 Distribution Plan
  expenses...............             0             149           3,317          10,194            1,688
 Trustees' fees and
  expenses...............           150           1,074             270           5,092            1,017
 Transfer agent fees.....           264             991          12,856          71,022            2,155
 Custodian fees..........        12,641          18,356          10,988          53,970           40,312
 Printing and postage....         2,492          15,287           9,973          19,606            5,619
 Registration and filing
  fees...................        38,243          36,982          39,687          61,767           53,792
 Professional fees.......         8,660           8,744          25,189          13,822           10,976
 Other...................           214           1,570           9,550           1,973           15,218
----------------------------------------------------------------------------------------------------------
  Expenses...............       424,833         737,686         627,909       1,924,878        1,240,082
   Less: Fee credits.....        (1,406)           (406)           (824)         (1,971)            (831)
     Fee waivers and/or
      reimbursement......       (39,083)        (79,165)       (267,577)       (270,593)        (152,649)
----------------------------------------------------------------------------------------------------------
  Net expenses...........       384,344         658,115         359,508       1,652,314        1,086,602
----------------------------------------------------------------------------------------------------------
 Net investment income...        71,886         373,993         (63,477)        712,955        2,223,294
----------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............    (3,647,253)      3,804,798       8,266,213      12,573,140       (8,878,429)
  Futures contracts......             0               0               0               0                0
----------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts..............    (3,647,253)      3,804,798       8,266,213      12,573,140       (8,878,429)
 Net change in
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (4,915,651)     (5,520,883)     (9,282,571)     24,102,610        2,816,743
----------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (8,562,904)     (1,716,085)     (1,016,358)     36,675,750       (6,061,686)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations.............   $(8,491,018)    $(1,342,092)    $(1,079,835)    $37,388,705      $(3,838,392)
----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1998 (Unaudited)

                             Core Equity    Diversified Value Large Cap Blend  Small Cap
                                 Fund             Fund             Fund          Fund
------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $    9,419,762    $   3,426,087    $  2,185,418   $  (205,453)
 Net realized gains or
  losses on securities
  and futures contracts..       83,895,829      (31,620,092)       (531,552)   (8,949,205)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........      (80,456,198)      19,505,324       5,267,850     6,359,977
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       12,859,393       (8,688,681)      6,921,716    (2,794,681)
------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................       (9,421,674)      (3,536,588)        (62,565)            0
  Class IS...............          (86,725)          (4,041)           (869)            0
  Class IC...............                0                0      (1,821,413)            0
 Net realized gain on
  securities
  Class I................     (160,679,308)     (17,317,740)     (1,840,649)     (100,814)
  Class IS...............       (2,314,063)         (34,597)        (31,945)            0
  Class IC...............                0                0     (50,455,977)            0
------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (172,501,770)     (20,892,966)    (54,213,418)     (100,814)
------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................       99,156,908       44,543,255      32,461,636     1,660,748
 Payment for shares
  redeemed...............     (144,321,152)    (146,810,903)    (37,244,777)   (1,508,429)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      126,984,431       20,165,669      51,434,980       100,757
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....       81,820,187      (82,101,979)     46,651,839       253,076
------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............      (77,822,190)    (111,683,626)       (639,863)   (2,642,419)
 Net assets
 Beginning of period.....    1,970,659,937      797,562,096     511,866,577    69,283,488
------------------------------------------------------------------------------------------
 End of period...........   $1,892,837,747    $ 685,878,470    $511,226,714   $66,641,069
------------------------------------------------------------------------------------------
 Undistributed net
  investment income......   $      (72,726)   $     (29,707)   $    349,040   $  (205,787)
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                 Statements of Changes in Net Assets (continued)
                 Six Months Ended December 31, 1998 (Unaudited)

                            Small Company Social Principles Special Equity Strategic Growth Strategic Value
                                Fund            Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income...    $    71,886    $    373,993     $   (63,477)    $    712,955    $  2,223,294
 Net realized gains or
  losses on securities
  and futures contracts..     (3,647,253)      3,804,798       8,266,213       12,573,140      (8,878,429)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........     (4,915,651)     (5,520,883)     (9,282,571)      24,102,610       2,816,743
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (8,491,018)     (1,342,092)     (1,079,835)      37,388,705      (3,838,392)
-----------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................       (184,266)         (7,306)              0         (786,024)     (2,415,992)
  Class IS...............              0            (178)              0           (5,471)         (8,865)
  Class IC...............              0        (451,814)              0                0               0
 Net realized gain on
  securities
  Class I................       (363,011)       (157,473)     (7,643,649)     (42,795,680)     (7,731,471)
  Class IS...............              0          (6,402)       (298,735)        (947,112)        (36,622)
  Class IC...............              0      (8,960,042)              0                0               0
-----------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (547,277)     (9,583,215)     (7,942,384)     (44,534,287)    (10,192,950)
-----------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     29,814,465       9,051,284       9,144,666       67,969,011      89,544,959
 Payment for shares
  redeemed...............       (824,940)    (19,884,893)    (10,175,745)     (90,243,239)    (22,220,226)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        514,381       9,067,592       7,935,176       40,396,433       7,974,726
 Shares issued in
  acquisition of CoreFund
  Equity Growth Fund.....              0               0               0      205,742,310               0
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     29,503,906      (1,766,017)      6,904,097      223,864,515      75,299,459
-----------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     20,465,611     (12,691,324)     (2,118,122)     216,718,933      61,268,117
 Net assets
 Beginning of period.....     77,646,801     179,797,740      77,208,408      323,905,332     288,520,393
-----------------------------------------------------------------------------------------------------------
 End of period...........    $98,112,412    $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......    $   (43,067)   $    (24,739)    $   (67,553)    $      6,631    $   (125,799)
-----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                Statements of Changes in Net Assets (continued)
                            Year ended June 30, 1998

                                Core        Diversified    Large Cap
                               Equity          Value         Blend       Small Cap
                              Fund (a)       Fund (b)       Fund (a)     Fund (c)
------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   11,215,922  $   4,518,633  $  2,329,360  $  (130,149)
 Net realized gain on
  securities and written
  options................     161,218,815     17,369,461    51,925,395      407,197
 Net change in
  unrealized gain or
  loss on securities.....      53,230,680     63,485,623     5,211,744   (1,425,687)
------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     225,665,417     85,373,717    59,466,499   (1,148,639)
------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................     (11,166,520)    (4,502,185)      (29,968)           0
  Class IS...............         (29,555)        (1,220)         (475)           0
  Class IC...............               0              0    (2,357,277)           0
 Net realized gains on
  securities*
  Class I................               0              0             0            0
  Class IS...............               0              0             0            0
  Class IC...............               0              0             0            0
------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (11,196,075)    (4,503,405)   (2,387,720)           0
------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................   1,978,861,338    844,178,135   502,787,135   24,034,367
 Payment of shares
  redeemed...............    (222,735,836)  (130,961,973)  (48,017,312)  (1,126,600)
 Proceeds from
  reinvestment of
  distributions..........          65,093      3,475,622        17,975          --
------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........   1,756,190,595    716,691,784   454,787,798   22,907,767
------------------------------------------------------------------------------------
   Total increase in net
    assets...............   1,970,659,937    797,562,096   511,866,577   21,759,128
 Net assets
 Beginning of period.....             --             --            --    47,524,360
------------------------------------------------------------------------------------
 End of period...........  $1,970,659,937  $ 797,562,096  $511,866,577  $69,283,488
------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $       15,911  $      84,835  $     48,469  $      (334)
------------------------------------------------------------------------------------

(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from January 22, 1998 (commencement of operations) to June 30, 1998.
(c) For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year ended from February 28 to June 30, 1998.
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                 Statements of Changes in Net Assets (continued)
                            Year ended June 30, 1998

                              Small        Social       Special     Strategic     Strategic
                             Company     Principles     Equity        Growth        Value
                            Fund (b)      Fund (a)       Fund        Fund (a)      Fund (a)
----------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   158,103  $    119,251  $  (396,076) $    334,100  $  1,678,953
 Net realized gain on
  securities and written
  options................      302,967     6,082,094   11,241,857    32,617,708     7,762,171
 Net change in
  unrealized gain or
  loss on securities.....   (2,614,213)    4,046,653     (654,231)   17,033,702    12,371,066
----------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   (2,153,143)   10,247,998   10,191,550    49,985,510    21,812,190
----------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................     (152,163)       (1,626)           0      (325,046)   (1,676,451)
  Class IS...............            0           (42)           0             0        (2,273)
  Class IC...............            0      (160,897)           0             0             0
 Net realized gains on
  securities(1)
  Class I................            0             0   (9,099,479)            0             0
  Class IS...............            0             0     (364,614)            0             0
  Class IC...............            0             0          --              0             0
----------------------------------------------------------------------------------------------
 Total distributions to
  shareholders...........     (152,163)     (162,565)  (9,464,093)     (325,046)   (1,678,724)
----------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................   86,504,946   181,779,780   14,069,175   341,558,248   284,680,865
 Payment of shares
  redeemed...............   (6,702,683)  (12,070,972) (20,704,096)  (67,348,327)  (16,580,621)
 Proceeds from
  reinvestment of
  distributions..........      149,844         3,499    8,789,058        34,947       286,683
----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........   79,952,107   169,712,307    2,154,137   274,244,868   268,386,927
----------------------------------------------------------------------------------------------
   Total increase in net
    assets...............   77,646,801   179,797,740    2,881,594   323,905,332   288,520,393
 Net assets
 Beginning of period.....          --            --    74,326,814           --            --
----------------------------------------------------------------------------------------------
 End of period...........  $77,646,801  $179,797,740  $77,208,408  $323,905,332  $288,520,393
----------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $    69,313  $     60,566  $    (4,076) $     85,171  $     75,764
----------------------------------------------------------------------------------------------

(1) Distributions from net realized capital gains for the Special Equity Fund for the year ended June 30, 1998 are those of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and reclassification of Class A and Class B of the CoreFund.
(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from December 23, 1997 (commencement of operations) to June 30, 1998.
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                Statements of Changes in Net Assets (continued)
                    Periods Ended February 28, 1998 and 1997

                                                           Small Cap Fund
                                                       -----------------------
                                                          1998       1997 (a)
-------------------------------------------------------------------------------
 Operations
 Net investment income...............................  $  (134,192) $   (9,482)
 Net realized gain or loss on securities.............     (415,947)    398,376
 Net change in unrealized gain or loss on
  securities.........................................    4,981,029    (462,663)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations........................................    4,430,890     (73,769)
-------------------------------------------------------------------------------
 Distributions to shareholders from
 Net realized gains on securities....................   (1,657,057)    (35,700)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold...........................   42,857,020     517,700
 Payment of shares redeemed..........................   (2,634,970)          0
 Proceeds from reinvestment of distributions.........    1,640,345      34,000
-------------------------------------------------------------------------------
 Net increase in net assets resulting from capital
  share transactions.................................   41,862,395     551,700
-------------------------------------------------------------------------------
 Total increase in net assets........................   44,636,228     442,231
 Net assets
 Beginning of period.................................    2,888,132   2,445,901
-------------------------------------------------------------------------------
 End of period.......................................  $47,524,360  $2,888,132
-------------------------------------------------------------------------------
 Undistributed net investment income.................  $       320  $        0
-------------------------------------------------------------------------------

(a) For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective February 28, 1997.
                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)
1. ORGANIZATION

The Evergreen Select Equity Growth Funds consist of Evergreen Select Core Equity Fund ("Core Equity Fund") (formerly Evergreen Select Common Stock Fund), Evergreen Diversified Value Fund ("Diversified Value Fund"), Evergreen Select Large Cap Blend Fund ("Large Cap Blend Fund"), Evergreen Select Small Cap Growth Fund ("Small Cap Fund"), Evergreen Select Small Company Value Fund ("Small Company Fund"), Evergreen Select Social Principles Fund ("Social Principles Fund"), Evergreen Select Special Equity Fund ("Special Equity Fund"), Evergreen Select Strategic Growth Fund ("Strategic Growth Fund") and Evergreen Select Strategic Value Fund ("Strategic Value Fund"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each of the Funds is a separate series of Evergreen Select Equity Trust, a Delaware business trust organized on September 18, 1997, and are collectively referred to herein as the "Funds".

The Funds offer an Institutional Class of shares ("Class I") and an Institutional Service Class of shares ("Class IS"). Additionally, Large Cap Blend Fund and Social Principles Fund offer an Institutional Charitable Class of shares ("Class IC"). Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial intermediaries. Class IC shares are available only to those investors that qualify as a non-profit organization under the Internal Revenue Code. Such organizations would include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities, for which market quotations are not readily available, in-cluding restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Investments in money market shares are valued at net asset value. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, certain Funds managed by Evergreen Investment Management Company ("EIMC") (formerly, Keystone Investment Management Company), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized gain or loss on securities and foreign currency related transactions. Net realized foreign currency gains or losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts that are actually received and are included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex- dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

F. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Certain distributions paid during previous years have been reclassified to conform with current year presentation.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

3. CONVERSION INFORMATION

On November 24, 1997, the Core Equity Fund, Strategic Growth Fund and Strategic Value Fund commenced operations of their respective Class I shares as a result of a conversion of common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). Also, the Large Cap Blend Fund and Social Principles Fund commenced operations of their respective Class IC shares as a result of similar common trust fund conver-sions. The following summarizes pertinent data related to each Fund on the date of conversion:

                                                   Core       Large Cap
                                               Equity Fund    Blend Fund
                                              ---------------------------
         Shares issued.......................     22,828,425   10,264,770
         Net assets.......................... $1,894,078,143 $462,393,873
         Net asset value per share........... $        82.97 $      45.05
         Unrealized appreciation of
          securities......................... $  557,857,438 $115,329,906

                                  Social        Strategic    Strategic
                              Principles Fund  Growth Fund   Value Fund
                              ------------------------------------------
         Shares issued......       4,293,581      5,750,026      831,617
         Net assets.........   $ 157,379,236  $ 186,600,811 $169,109,520
         Net asset value per
          share.............   $       36.65  $       32.45 $     203.35
         Unrealized
          appreciation of
          securities........   $  49,607,008  $  53,350,873 $ 48,394,807

The forgoing amounts are reflected in proceeds from shares sold in the state-ments of changes in net assets.

4. IN-KIND TRANSACTION

On January 21, 1998, The Evergreen Value Fund, Class Y executed a redemption in-kind transaction of $793,367,277. This transaction resulted in the liquida-tion of substantially all of the net assets of the Evergreen Value Fund's Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund Class I share.

On January 22, 1998, Diversified Value Fund commenced operations of its Class I share through in-kind purchases of 33,532,392 shares amounting to $793,367,277. This amount is reflected in proceeds from shares sold in the statement of changes in net assets. In exchange for these shares, investment securities, ex-cluding cash and cash equivalents, with a cost and market value of $774,879,156 were contributed to the Diversified Value Fund. Additionally, Diversified Value Fund received cash and cash equivalents of $23,488,121 to complete the transac-tion.

5. ACQUISITIONS

Effective on the close of business July 24, 1998, Special Equity Fund acquired all of the net assets and certain liabilities of the CoreFund Special Equity Fund ("CoreFund") an open-end, management investment company, registered under the 1940 Act through a tax-free exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class IS, Class IS and Class I shares, respectively, of Special Equity Fund having an aggregate net asset value equal to the aggre-gate net asset value of their shares of the CoreFund immediately prior to the close of business on July, 24, 1998. The Special Equity Fund had no operations prior to the acquisition. Since both the Special Equity Fund and the CoreFund were similar funds, and the CoreFund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting sur-vivor.

Also, effective the close of business on July 24, 1998, Strategic Growth Fund acquired the net assets of the CoreFund Equity Growth Fund, an open-end manage-ment investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a tax-free exchange for 186,381 Class IS shares and 5,297,535 Class I shares of Strategic Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $66,587,357. The aggregate nets assets of CoreFund Equity Growth Fund and Strategic Growth Fund immediately before the acquisition were $205,742,310 and $326,300,095, respectively. The aggregate net assets of Strategic Growth Fund after the acquisition were $532,042,405.

Immediately following the common trust fund conversion, on November 24, 1997, the Strategic Growth Fund acquired substantially all of the net assets of Eq-uity Growth Fund ("Equity Growth"), a common trust fund managed by FUNB. The net assets were acquired through a taxable exchange for 2,517,542 Class I shares of Strategic Growth Fund, valued at $32.45 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $25,897,713. The aggregate net assets of Equity Growth and Strategic Growth Fund immediately prior to the acquisition were $81,699,736 and $186,600,811, respectively. The aggregate net assets and shares outstanding of Strategic Growth Fund immediately after the acquisition were $268,300,547 and 8,267,568, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class IS and/or Class IC. Transactions in shares of the Funds were as follows:

Core Equity Fund

                             Six Months Ended
                            December 31, 1998              Period Ended
                               (Unaudited)              June 30, 1998(a)
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
-------------------------------------------------------------------------------
Class I
Shares sold.............    993,029  $  84,232,798  23,538,750  $1,957,108,914
Shares redeemed......... (1,583,205)  (135,721,094) (2,451,922)   (219,096,830)
Shares issued in
 reinvestment of
 distributions..........  1,481,823    125,093,753         453          40,719
-------------------------------------------------------------------------------
Net increase............    891,647     73,605,457  21,087,281   1,738,052,803
-------------------------------------------------------------------------------
Class IS
Shares sold.............    183,318     14,924,110     250,305      21,752,424
Shares redeemed.........   (107,555)    (8,600,058)    (41,914)     (3,639,006)
Shares issued in
 reinvestment of
 distributions..........     23,900      1,890,678         283          24,374
-------------------------------------------------------------------------------
Net increase............     99,663      8,214,730     208,674      18,137,792
-------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........             $  81,820,187              $1,756,190,595
-------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 4, 1998, respectively, (commencement of operations) to June 30, 1998.

Diversified Value Fund

                               Six Months Ended
                              December 31, 1998             Period Ended
                                 (Unaudited)              June 30, 1998(a)
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold..............   1,823,892  $  43,431,725  35,285,849  $ 843,364,554
Shares redeemed..........  (6,088,657)  (146,785,799) (5,013,312)  (130,385,842)
Shares issued in
 reinvestment of
 distributions...........     804,180     20,127,032     133,917      3,474,402
--------------------------------------------------------------------------------
Net increase (decrease)..  (3,460,585) $ (83,227,042) 30,406,454    716,453,114
--------------------------------------------------------------------------------
Class IS
Shares sold..............      45,913  $   1,111,530      30,796  $     813,581
Shares redeemed..........      (1,048)       (25,104)    (22,745)      (576,131)
Shares issued in
 reinvestment of
 distributions...........       1,561         38,637          48          1,220
--------------------------------------------------------------------------------
Net increase.............      46,426      1,125,063       8,099        238,670
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions............              $ (82,101,979)             $ 716,691,784
--------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from January 22, 1998 and March
    31, 1998, respectively, (commencement of operations) to June 30, 1998.

Large Cap Blend Fund

                               Six Months Ended
                              December 31, 1998             Period Ended
                                 (Unaudited)              June 30, 1998(a)
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold..............     149,268  $   6,928,154     281,458  $  13,881,808
Shares redeemed..........     (60,798)    (2,674,583)     (5,242)      (257,909)
Shares issued in
 reinvestment of
 distributions...........      39,690      1,805,848         339         16,702
--------------------------------------------------------------------------------
Net increase.............     128,160      6,059,419     276,555     13,640,601
--------------------------------------------------------------------------------
Class IS
Shares sold..............         425         22,340       5,918        297,642
Shares redeemed..........        (234)        (9,219)         (1)           (44)
Shares issued in
 reinvestment of
 distributions...........         721         32,797          10            475
--------------------------------------------------------------------------------
Net increase.............         912         45,918       5,927        298,073
--------------------------------------------------------------------------------
Class IC
Shares sold..............     567,368     25,511,142  10,802,599    488,607,729
Shares redeemed..........    (715,057)   (34,560,975)   (997,016)   (47,759,403)
Shares issued in
 reinvestment of
 distributions...........   1,089,552     49,596,335          16            798
--------------------------------------------------------------------------------
Net increase.............     941,863     40,546,502   9,805,599    440,849,124
--------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions............              $  46,651,839              $ 454,787,798
--------------------------------------------------------------------------------

(a) For Class I, Class IS and IC, for the period from December 19, 1997, March 12, 1998 and November 24, 1997, respectively, (commencement of operations) to June 30, 1998.

Small Cap Fund

                          Six Months Ended                                    Year Ended February 28,
                          December 31, 1998         Year Ended         ---------------------------------------
                             (Unaudited)         June 30, 1998(a)              1998                1997(b)
                         --------------------  ----------------------  ----------------------  ---------------
                          Shares     Amount     Shares      Amount      Shares      Amount     Shares  Amount
--------------------------------------------------------------------------------------------------------------
Class I
Shares sold.............  153,486  $1,660,748  1,770,376  $22,034,367  3,414,877  $42,857,020  43,108 $517,700
Shares redeemed......... (138,494) (1,508,429)   (82,127)  (1,126,600)  (209,509)  (2,634,970)      0        0
Shares issued in
 reinvestment of
 distributions..........    8,734     100,757          0            0    130,289    1,640,345   2,944   34,000
--------------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........           $  253,076             $20,907,767             $41,862,395         $551,700
--------------------------------------------------------------------------------------------------------------

(a) For the period from March 1, 1998 to June 30, 1998. The fund changed its fiscal year end from from February 28 to June 30, effective June 30, 1998.
(b) For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February, effective Febru-ary 28, 1997.

Small Company Fund

                                 Six Months Ended
                                 December 31, 1998          Period Ended
                                    (Unaudited)          June 30, 1998(a)
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
Class I
Shares sold................... 3,485,900  $29,814,465  8,353,679  $86,504,946
Shares redeemed...............   (96,538)    (824,940)  (669,991)  (6,702,683)
Shares issued in reinvestment
 of distributions.............    61,254      514,381     14,214      149,844
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................            $29,503,906             $79,952,107
------------------------------------------------------------------------------

(a) For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

Social Principles Fund

                                  Six Months Ended
                                 December 31, 1998          Period Ended
                                    (Unaudited)           June 30, 1998(a)
                                ---------------------  -----------------------
                                 Shares     Amount      Shares       Amount
-------------------------------------------------------------------------------
Class I
Shares sold....................   17,998  $   631,572     61,760  $  2,208,624
Shares redeemed................   (1,884)     (65,100)       (59)       (2,272)
Shares issued in reinvestment
 of distributions..............    4,582      158,611         33         1,243
-------------------------------------------------------------------------------
Net increase...................   20,696      725,083     61,734     2,207,595
-------------------------------------------------------------------------------
Class IS
Shares sold....................      796       28,294      5,274       207,403
Shares redeemed................   (3,026)    (113,087)        (1)          (36)
Shares issued in reinvestment
 of distributions..............      190        6,579          1            42
-------------------------------------------------------------------------------
Net increase (decrease)........   (2,040)     (78,214)     5,274       207,409
-------------------------------------------------------------------------------
Class IC
Shares sold....................  243,886    8,391,418  4,876,095   179,363,747
Shares redeemed................ (551,623) (19,706,706)  (327,340)  (12,068,700)
Shares issued in reinvestment
 of distributions..............  256,787    8,902,402         60         2,256
-------------------------------------------------------------------------------
Net increase (decrease)........  (50,950)  (2,412,886) 4,548,815   167,297,303
-------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from capital
 share transactions............           $(1,766,017)            $169,712,307
-------------------------------------------------------------------------------

(a) For Class I, Class IS and Class IC, for the period from November 24, 1997, March 12, 1998 and November 24, 1997, respectively (commencement of opera-tions) to June 30, 1998.

Special Equity Fund

                               Six Months Ended
                              December 31, 1998            Year Ended
                                 (Unaudited)            June 30, 1998(1)
                            -----------------------  ------------------------
                              Shares      Amount       Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold................    860,672  $ 8,750,477   1,100,970  $ 12,968,366
Shares redeemed............ (1,020,356)  (9,439,910) (1,727,770)  (20,152,176)
Shares issued in
 reinvestment of
 distributions.............    812,275    7,643,511     816,325     8,424,468
------------------------------------------------------------------------------
Net increase...............    652,591    6,954,078     189,525     1,240,658
------------------------------------------------------------------------------
Class IS
Shares sold................     38,928  $   393,548      92,537  $  1,100,809
Shares redeemed............    (73,214)    (735,194)    (47,881)     (551,920)
Shares issued in
 reinvestment of
 distributions.............     31,295      291,665      35,511       364,590
------------------------------------------------------------------------------
Net increase (decrease)....     (2,991)     (49,981)     80,167       913,479
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions........             $ 6,904,097              $  2,154,137
------------------------------------------------------------------------------

(1) Capital share activity for the year ended June 30, 1998 is that of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and re-classification of Class A and Class B of the CoreFund.

Strategic Growth Fund

                               Six Months Ended
                               December 31, 1998            Period Ended
                                  (Unaudited)            June 30, 1998(a)
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class I
Shares sold...............   1,829,586  $ 65,172,974     447,254  $ 16,811,393
Shares redeemed...........  (2,466,647)  (88,997,444)   (385,382)  (14,145,118)
Shares issued in
 reinvestment of
 distributions............   1,075,522    39,458,184    (385,382)  (14,145,118)
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......   5,297,535   198,759,540    (385,382)  (14,145,118)
-------------------------------------------------------------------------------
Net increase..............   5,735,996   214,393,254    (708,892)  (25,623,961)
-------------------------------------------------------------------------------
Class IS
Shares sold...............      77,376     2,796,037   9,834,675   324,746,855
Shares redeemed...........     (35,943)   (1,245,795) (1,464,385)  (53,203,209)
Shares issued in
 reinvestment of
 distributions............      25,618       938,249         982        34,947
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......     186,381     6,982,770         982        34,947
-------------------------------------------------------------------------------
Net increase..............     253,432     9,471,261   8,372,254   271,613,540
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $223,864,515              $245,989,579
-------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 27, 1998, respectively (commencement of operations) to June 30, 1998.

Strategic Value Fund

                                 Six Months Ended
                                December 31, 1998          Period Ended
                                   (Unaudited)           June 30, 1998(a)
                               ---------------------  -----------------------
                                Shares     Amount      Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold...................  417,718  $88,584,094  1,344,196  $283,217,426
Shares redeemed............... (104,486) (21,636,962)   (74,798)  (16,435,232)
Shares issued in reinvestment
 of distributions.............   37,357    7,935,135      1,265       284,542
------------------------------------------------------------------------------
Net increase..................  350,589   74,882,267  1,270,663   267,066,736
------------------------------------------------------------------------------
Class IS
Shares sold...................    4,718      960,865      6,502     1,463,439
Shares redeemed...............   (2,719)    (583,264)      (641)     (145,389)
Shares issued in reinvestment
 of distributions.............      187       39,591          9         2,141
------------------------------------------------------------------------------
Net increase..................    2,186      417,192      5,870     1,320,191
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................           $75,299,459             $268,386,927
------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and March 11, 1998, respectively (commencement of operations) to June 30, 1998.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (excluding short-term investments) were as follows for the six months ended December 31, 1998:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                                -------------------------
         Core Equity Fund...................... $462,896,707 $512,562,944
         Diversified Value Fund................  185,631,910  286,432,134
         Large Cap Blend Fund..................   77,964,309   93,079,700
         Small Cap Fund........................   44,828,508   44,058,092
         Small Company Fund....................   49,581,262   10,004,969
         Social Principles Fund................   23,735,415   25,094,921
         Special Equity Fund...................   29,993,775   36,473,684
         Strategic Growth Fund.................  261,008,757  287,105,261
         Strategic Value Fund..................  119,034,717   38,674,273

On July 24, 1998, Strategic Growth Fund acquired securities, excluding cash equivalents, with an aggregate cost $139,199,312 from its acquisition of CoreFund Equity Growth Fund.

As of June 30, 1998, Small Cap Fund had a capital loss carryover for federal income tax purposes of $1,349,000 expiring in 2006.

8. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid monthly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

9. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

The investment advisor to each Fund, other than Small Cap Fund, Small Company Fund and Special Equity Fund is Evergreen Investment Management ("EIM"), for-merly known as the Capital Markets Group, a division of FUNB. Each Fund, other than Small Cap Fund, Small Company Fund and Special Equity Fund, pays EIM a fee for its services as set forth below. The annual advisory fees are calculated daily and paid monthly and are based on a percentage of average daily net as-sets of each fund.

                                                                 Annual
                                                              Advisory fee
                                                              ------------
         Core Equity Fund....................................     0.70%
         Diversified Value Fund..............................     0.60%
         Large Cap Blend Fund................................     0.70%
         Social Principles Fund..............................     0.80%
         Strategic Growth Fund...............................     0.70%
         Strategic Value Fund................................     0.70%

EIMC, a wholly-owned subsidiary of First Union, is the investment advisor to Small Cap Fund. In return for its services, EIMC is paid an annual advisory fee equal to 0.80% of the Funds first $100 million of average daily net assets and at reduced rates thereafter.

Evergreen Asset Management Corp. ("EAMC"), a subsidiary of First Union, is the investment advisor to Small Company Fund. Small Company Fund pays EAMC an an-nual fee of 0.90% of its average daily net assets.

Leiber & Company, an affiliate of First Union, is the investment sub-advisor to Small Company Fund.Leiber & Company provides these services at no additional cost to the Fund.

Leiber & Company also provides brokerage services to Small Company Fund with respect to substantially all security transactions effected on either the New York or American Stock Exchanges. For the six months ended December 31, 1998, Small Company Fund incurred $72,205, in brokerage commissions with Leiber & Company.

Meridian Investment Company ("Meridian"), an indirect subsidiary of FUNB, serves as investment advisor to Special Equity Fund. In return for its servic-es, Meridian is paid an annual fee equal to 1.50% of average daily net assets of Special Equity Fund. Currently, Meridian has voluntarily agreed to limit its advisory fee to 0.74% of average daily net assets.

Each investment advisor, other than EIMC, has voluntarily agreed to waive a portion of the investment advisory fee on each Fund and/or to reimburse a por-tion of each Fund's annual operating expenses (excluding interest, taxes, bro-kerage commissions and extraordinary expenses). For the six months ended Decem-ber 31, 1998, the investment advisors voluntarily reduced their fees by the following amounts:

         Core Equity Fund........................................ $912,714
         Diversified Value Fund..................................  345,168
         Large Cap Blend Fund....................................  237,147
         Small Company Fund......................................   39,083
         Social Principles Fund..................................   79,165
         Special Equity Fund.....................................  267,577
         Strategic Growth Fund...................................  270,593
         Strategic Value Fund....................................  152,649

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and BISYS serves as sub-administrator to the Funds. As admin-istrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund. EIS and BISYS provide administration and sub-administra-tion services to Small Cap Fund at no cost to the Fund. For the six months ended December 31, 1998, the following amounts were paid to EIS and BISYS for providing their services:

                                                           EIS     BISYS
                                                         ----------------
         Core Equity Fund............................... $197,021 $50,356
         Diversified Value Fund.........................   74,389  19,137
         Large Cap Blend Fund...........................   50,426  13,083
         Small Company Fund.............................    8,705   1,715
         Social Principles Fund.........................   16,839   4,372
         Special Equity Fund............................    6,000   1,503
         Strategic Growth Fund..........................   49,329  12,579
         Strategic Value Fund...........................   32,428   8,338

For the six months ended December 31, 1998, Small Cap Fund reimbursed EIMC for certain administrative and accounting expenses amounting to $4,273.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC re-lating to certain cash balances held at First Union for the benefit of the Ev-ergreen Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

10. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

11. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

12. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust ("SSB") and a group of banks (collectively, the "Banks") entered into a financing agreement dated De-cember 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assis-tance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per an-num which is allocated to all of the participating Funds.

On December 22, 1998, the financing agreement referenced above was amended and renewed among all Evergreen Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected.

During the six months ended December 31, 1998, the Funds had no borrowings un-der these agreements.

13. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                             Evergreen Select Funds


Money Market                           Growth and Income/Balanced
Money Market Fund                      Equity Income Fund
Treasury Money Market Fund             Balanced Fund
100% Treasury Money Market Fund
Municipal Money Market Fund            Growth
                                       Special Equity Fund
Municipal Fixed                        Small Cap Growth Fund
Income                                 Small Company Value Fund
Intermediate Tax Exempt Bond Fund      Strategic Growth Fund
                                       Core Equity Fund
Taxable Fixed                          Equity Index Fund
Income                                 Large Cap Blend Fund
International Bond Fund                Strategic Value Fund
Total Return Bond Fund                 Diversified Value Fund
Income Plus Fund                       Social Principles Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund


44158                                               542780         02/99

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